September 30, 2001


MONEY MARKET
PORTFOLIOS

ANNUAL REPORT
TO SHAREHOLDERS


                                                               [graphic omitted]
                                                                       BlackRock
                                                                           FUNDS
                                                        Pure Investment Style(R)

Not FDIC Insured
 May Lose Value
No Bank Guarantee

                                 BLACKROCK FUNDS

                             MONEY MARKET PORTFOLIOS


* Money Market
* U.S. Treasury Money Market
* Municipal Money Market
* New Jersey Municipal Money Market
* North Carolina Municipal Money Market
* Ohio Municipal Money Market
* Pennsylvania Municipal Money Market
* Virginia Municipal Money Market

                                TABLE of CONTENTS


SHAREHOLDER LETTER.............................................................1
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
      Money Market.............................................................2
      U.S. Treasury Money Market...............................................4
      U.S. Treasury Money Market Statement of Assets & Liabilities.............5
      Municipal Money Market...................................................6
      New Jersey Municipal Money Market.......................................15
      North Carolina Municipal Money Market...................................18
      Ohio Municipal Money Market.............................................21
      Pennsylvania Municipal Money Market.....................................25
      Virginia Municipal Money Market.........................................31
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................34-35
      Statements of Changes in Net Assets..................................36-37
      Financial Highlights.................................................38-45
NOTES TO FINANCIAL STATEMENTS..............................................46-53
REPORT OF INDEPENDENT ACCOUNTANTS.............................................54


                      PRIVACY PRINCIPLES OF BLACKROCK FUNDS
 BLACKROCK FUNDS IS COMMITTED TO MAINTAINING THE PRIVACY OF ITS SHAREHOLDERS AND TO SAFEGUARDING THEIR NONPUBLIC PERSONAL INFORMATION. THE FOLLOWING INFORMATION IS PROVIDED TO HELP YOU UNDERSTAND WHAT PERSONAL INFORMATION BLACKROCK FUNDS COLLECTS, HOW WE PROTECT THAT INFORMATION, AND WHY IN CERTAIN CASES WE MAY SHARE SUCH INFORMATION WITH SELECT OTHER PARTIES.

 BLACKROCK FUNDS DOES NOT RECEIVE ANY NONPUBLIC PERSONAL INFORMATION RELATING TO ITS SHAREHOLDERS WHO PURCHASE SHARES THROUGH THEIR BROKER-DEALERS. IN THE CASE OF SHAREHOLDERS WHO ARE RECORD OWNERS OF BLACKROCK FUNDS, BLACKROCK FUNDS RECEIVES NONPUBLIC PERSONAL INFORMATION ON ACCOUNT APPLICATIONS OR OTHER FORMS. WITH RESPECT TO THESE SHAREHOLDERS, BLACKROCK FUNDS ALSO HAS ACCESS TO SPECIFIC INFORMATION REGARDING THEIR TRANSACTIONS IN BLACKROCK FUNDS. BLACKROCK FUNDS DOES NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS OR FORMER SHAREHOLDERS TO ANYONE, EXCEPT AS PERMITTED BY LAW OR AS IS NECESSARY IN ORDER TO SERVICE OUR SHAREHOLDERS' ACCOUNTS (FOR EXAMPLE, TO A TRANSFER AGENT).

 BLACKROCK FUNDS RESTRICTS ACCESS TO NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO BLACKROCK EMPLOYEES WITH A LEGITIMATE BUSINESS NEED FOR THE INFORMATION. BLACKROCK FUNDS MAINTAINS PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS DESIGNED TO PROTECT THE NONPUBLIC PERSONAL INFORMATION OF OUR SHAREHOLDERS.

                                 BLACKROCK FUNDS

September 30, 2001

Dear Shareholder:

      Enclosed please find the Annual Report for the BlackRock Funds for the 12 months ending September 30, 2001.

      All of us at BlackRock extend our heartfelt sympathy to the victims, friends and families affected by the tragic events of September 11. We are fortunate and grateful to report that all of our employees are safe and our systems are fully operational. We are strongly positioned to continue to serve your investment needs.

      During the past year, economic activity slowed significantly, continuing the downturn which began in March 2000. The terrorist attacks that occurred on September 11 accelerated these declines. Unemployment claims jumped to their highest levels since 1991-1992 and consumer sentiment fell to its lowest level in almost eight years. Industrial production declined for the 12th month in a row.

      As a result, the S&P 500 Index fell 26.62% and the NASDAQ plummeted 59.19%, creating a very difficult environment for equity investors. The BlackRock equity portfolios have not been immune to this sell off. Although this period has been exceedingly challenging, we remain confident in our investment styles and will continue to adhere to our investing disciplines.

      The fixed income markets, on the other hand, have benefited from declining interest rates as the Federal Reserve cut rates by 350 basis points through September 30. During the year, the Lehman Aggregate Index returned 12.95% and the Lehman Municipal Index returned 10.40%. The main exception was the high yield market, which had a return of -5.69% due to increased credit quality concerns in a slowing economy. I am pleased to report that BlackRock's taxable and tax-free fixed income funds performed extremely well in this environment, with many significantly outperforming their peers.

      Looking to the future, there is cause for cautious optimism about the economy. Interest rates and inflation are at their lowest levels in years and the U.S. government is seeking to stimulate the economy through fiscal policies, including both tax relief and aid packages. The effect of these fiscal and monetary stimuli will determine the economy's prospects for a recovery in 2002.

      Despite an immediate future that is not as clear as we might like, we continue to believe that the strategy for investors remains the same as always: establish a long-term investment plan that fits your overall goals and risk tolerance and then stay the course. During this uncertain time, we urge investors to consult with their financial advisors for help in making decisions for their long-term financial plan.

      We thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/ ANNE ACKERLEY
Anne Ackerley
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
CERTIFICATES OF DEPOSIT--13.5%
DOMESTIC--7.8%
   Firstar Bank N.A. (A-1, P-1)
     4.00%                        10/09/01   $ 50,000  $   50,000,000
   Household Bank FSB (A-1, P-1)
     3.55%                        10/12/01     75,000      74,999,545
   Washington Mutual Bank (P-1)
     3.72%                        10/18/01    170,000     169,998,409
   Wilmington Trust Co. (A-1, P-1)
     6.65%                        10/23/01     25,200      25,228,128
                                                       --------------
                                                          320,226,082
                                                       --------------
YANKEE DOLLAR--5.7%
   Canadian Imperial Bank
     (A-1+, P-1)
     4.27%                        04/23/02     32,000      31,999,912
     4.30%                        04/23/02     25,000      24,998,643
     4.19%                        07/01/02     25,000      24,998,188
   Credit Agricole Indosuez
     (A-1+, P-1)
     3.63%                        09/06/02     60,000      59,994,535
   Royal Bank of Canada
     (A-1+, P-1)
     4.03%                        07/15/02     37,000      36,999,294
     3.81%                        07/26/02     33,000      32,992,134
   Toronto-Dominion Bank
     (A-1+, P-1)
     4.05%                        07/30/02     20,000      19,983,070
                                                       --------------
                                                          231,965,776
                                                       --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $552,191,858)                                    552,191,858
                                                       --------------
COMMERCIAL PAPER--37.1%
ASSET BACKED SECURITIES--17.8%
   Amstel Funding Corp. (A-1+, P-1)
     3.70%                        10/03/01     15,469      15,465,820
     3.73%                        10/03/01     71,000      70,985,287
   Barton Capital Corp. (A-1+, P-1)
     3.30%                        10/03/01     25,711      25,706,286
     3.58%                        10/04/01     20,000      19,994,033
   Breeds Hill Capital (A-1)
     3.12%                        10/17/01     69,183      69,087,066
   Crown Point Capital Co. (A-1)
     2.88%                        12/18/01     38,000      37,762,880
   Edison Asset Securitization LLC
     (A-1+, P-1)
     3.47%                        10/22/01    150,000     149,696,375
     3.38%                        12/05/01     40,000      39,755,889
   Emerald Certificates (A-1+, P-1)
     3.00%                        10/25/01     50,000      49,900,000
   Lexington Parker Capital (A-1)
     3.30%                        10/04/01    100,000      99,972,500
     3.30%                        10/05/01     92,000      91,966,267
   Pennine Funding LLC (A-1+, P-1)
     3.57%                        10/04/01     57,000      56,983,043
                                                       --------------
                                                          727,275,446
                                                       --------------
BANKS--10.3%
   AB Spintab (A-1, P-1)
     3.66%                        10/12/01     40,000      39,955,267
   Dakota Notes Program (A-1, P-1)
     3.58%                        10/05/01    160,000     159,936,355
   DEPFA-Bank Europe PLC (A-1, P-1)
     3.60%                        12/17/01     75,000      74,422,500



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
COMMERCIAL PAPER (CONTINUED)
BANKS (CONTINUED)
   UBS Finance (Delaware), Inc.
     (A-1+, P-1)
     4.42%                        10/09/01   $ 53,000  $   52,947,942
     4.33%                        10/11/01     50,000      49,939,861
   Svenska Handelsbanken, Inc.
     (A-1, P-1)
     4.04%                        07/12/02     43,000      43,003,249
                                                       --------------
                                                          420,205,174
                                                       --------------
FOOD & AGRICULTURE--1.5%
   Diageo Capital PLC (A-1, P-1)
     3.55%                        01/17/02     60,500      59,855,675
                                                       --------------
HOSPITAL & MEDICAL SERVICE PLANS--2.2%
   United Healthcare Corp. (A-1)
     3.00%                        10/29/01     38,000      37,911,333
     2.80%                        10/30/01     53,000      52,880,456
                                                       --------------
                                                           90,791,789
                                                       --------------
PERSONAL CREDIT INSTITUTIONS--1.0%
   Ford Motor Credit Co. (A-1, P-1)
     3.56%                        10/12/01     40,000      39,956,489
                                                       --------------
PHARMACEUTICALS--3.3%
   American Home Products Corp.
     (A-1)
     3.68%                        10/16/01     60,000      59,908,000
     3.63%                        10/26/01     75,000      74,810,938
                                                       --------------
                                                          134,718,938
                                                       --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--1.0%
   General Electric Capital
     International (A-1+, P-1)
     3.82%                        07/30/02     40,000      40,000,000
                                                       --------------
TOTAL COMMERCIAL PAPER
   (Cost $1,512,803,511)                                1,512,803,511
                                                       --------------
TIME DEPOSITS--3.9%
   Bank of New York (A-1+, P-1)
     3.50%
   (Cost $160,000,000)            10/01/01    160,000     160,000,000
                                                       --------------
GUARANTEED INVESTMENT CONTRACTS--2.7%
   Monumental Life Insurance Co.
     (A-1+, P-1)
     3.75%(b)                     10/01/01     60,000      60,000,000
   Transamerica Life Insurance &
     Annuity Co. (A-1+, P-1)
     3.60%(b)                     12/03/01     50,000      50,000,000
                                                       --------------
TOTAL GUARANTEED INVESTMENT CONTRACTS
   (Cost $110,000,000)                                    110,000,000
                                                       --------------
MEDIUM TERM NOTES--4.4%
SECURITY BROKERS & DEALERS--4.4%
   Goldman Sachs Group, Inc. (A1)
     3.74%                        04/30/02     90,000      90,000,000
     3.61%                        05/31/02     66,000      66,000,000
   Merrill Lynch & Co., Inc.
     (A-1+, P-1)
     4.30%                        04/24/02     23,000      23,000,000
                                                       --------------
                                                          179,000,000
                                                       --------------
TOTAL MEDIUM TERM NOTES
   (Cost $179,000,000)                                    179,000,000
                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)



                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
VARIABLE RATE OBLIGATIONS--21.1%
BANKS--9.0%
   American Express Centurion Bank
     (A-1, P-1)
     3.46%(b)                     10/15/01   $ 60,000  $   60,000,000
   Citigroup, Inc. (A-1+, P-1)
     3.47%(b)                     10/12/01     99,000      99,000,000
   First Union National Bank (A-1, P-1)
     3.17%(b)                     10/01/01     29,500      29,500,000
     3.56%(b)                     10/09/01     50,000      50,000,000
     3.64%(b)                     10/15/01     20,000      20,031,594
   Natexis Banque Populares (A-1, P-1)
     2.61%(b)                     10/29/01     80,000      79,983,779
   Sigma Finance, Inc. (A-1+, P-1)
     3.45%(b)                     11/26/01     30,500      30,499,050
                                                       --------------
                                                          369,014,423
                                                       --------------
INSURANCE--1.8%
   John Hancock Global Funding
     (A-1+, P-1)
     3.75%(b)                     10/15/01     35,000      35,018,650
   Prudential Funding Corp.
     (A-1, P-1)
     3.66%(b)                     11/16/01     38,500      38,517,289
                                                       --------------
                                                           73,535,939
                                                       --------------
PERSONAL CREDIT INSTITUTIONS--2.0%
   Associates Corp. of North America
     (A-1, P-1)
     3.71%(b)                     10/01/01     50,000      50,000,000
     3.88%(b)                     10/03/01     30,000      30,004,384
                                                       --------------
                                                           80,004,384
                                                       --------------
SECURITY BROKERS & DEALERS--4.6%
   Merrill Lynch & Co., Inc.
     (A-1+, P-1)
     3.84%(b)                     10/02/01     40,000      40,033,006
     3.57%(b)                     11/14/01     80,000      80,000,887
   Morgan Stanley Dean Witter & Co.
     (A-1+, P-1)
     3.33%(b)                     12/17/01     68,000      68,030,158
                                                       --------------
                                                          188,064,051
                                                       --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--3.7%
   CIT Group, Inc. (A-1, P-1)
     3.58%(b)                     10/24/01    150,000     149,656,917
                                                       --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $860,275,714)                                    860,275,714
                                                       --------------
SHORT TERM INVESTMENTS--4.0%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     4.22%                        03/28/02     25,000      24,478,361
   Federal National Mortgage
     Association Bonds
     6.75%                        08/15/02     30,000      30,739,593
   Federal National Mortgage
     Association Discount Notes
     4.15%                        02/08/02     35,000      34,475,486
     4.51%                        02/08/02     32,000      31,478,844
     4.21%                        03/08/02     39,000      38,279,384
   Paine Webber Liquid Institutional
     Reserves Money Market Fund                 4,000       3,999,738
                                                       --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $163,451,406)                                    163,451,406
                                                       --------------



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
REPURCHASE AGREEMENTS--12.3%
   Morgan Stanley Dean Witter & Co.
     3.40%                        10/01/01   $303,000  $  303,000,000
     (Agreement dated 09/28/01 to be
     repurchased at $303,085,850.
     Collateralized by $160,642,394
     Federal Home Loan Mortgage Corp.
     4.50%-7.75% due 10/01/01 to
     05/07/18 and $154,223,070
     Federal National Mortgage
     Association 4.55%-7.75% due
     10/01/01 to 08/17/18. The
     value of the collateral is
     $315,174,731.)
   Warburg, Dillion, Reed
     3.20%                        10/01/01    200,000     200,000,000
                                                       --------------
     (Agreement dated 09/28/01 to
     be repurchased at $200,053,333.
     Collateralized by $200,135,000
     Federal Home Loan Bank Bonds
     4.125% due 08/15/03 and
     Federal National Mortgage
     Association Notes 6.48% due
     11/09/01. The value of the
     collateral is $206,001,281.)

TOTAL REPURCHASE AGREEMENTS
   (Cost $503,000,000)                                    503,000,000
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $4,040,722,489(a))                     99.0%   4,040,722,489

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                1.0%      40,088,019
                                             --------  --------------
NET ASSETS (Equivalent to $1.00
   per share based on 2,507,731,909
   InstitutionaL shares, 853,342,902
   Service shares, 163,061,042
   Hilliard Lyons shares, 531,557,303
   Investor A shares, 15,853,342
   Investor B shares and 9,429,920
   Investor C shares outstanding)              100.0%  $4,080,810,508
                                             ========  ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE, HILLIARD
   LYONS, INVESTOR A, INVESTOR B
   AND INVESTOR C SHARE
   ($4,080,810,508 / 4,080,976,418)                             $1.00
                                                                =====

----------------------------
(a) Aggregate cost for Federal tax purposes.

(b) Rates shown are the rates as of September 30, 2001 and maturities shown are the next interest readjustment date.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                      U.S. TREASURY MONEY MARKET PORTFOLIO



                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
U.S. TREASURY OBLIGATIONS--30.0%
   U.S. Treasury Bills
     3.54%                        10/04/01   $ 14,000  $   13,995,864
     3.42%                        10/11/01     10,000       9,990,500
     3.55%                        10/11/01     10,000       9,990,139
     3.53%                        10/18/01     30,000      29,949,921
     3.41%                        11/08/01     10,000       9,963,953
     2.43%                        11/29/01     30,000      29,880,525
   U.S. Treasury Notes
     6.25%                        02/28/02      8,000       8,083,654
     6.50%                        02/28/02     10,000      10,113,281
     6.50%                        03/31/02      8,000       8,109,593
     6.63%                        04/30/02      7,000       7,100,313
     6.50%                        05/31/02     20,000      20,326,424
     6.63%                        05/31/02      6,000       6,100,635
     6.25%                        06/30/02      3,500       3,561,784
     6.38%                        06/30/02     27,000      27,476,630
     6.25%                        07/31/02     10,000      10,222,372
     6.25%                        08/31/02      5,000       5,117,023
     6.00%                        09/30/02     25,000      25,611,619
                                                       --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $235,594,230)                                    235,594,230
                                                       --------------
REPURCHASE AGREEMENTS--70.0%
   Bear Stearns, Inc.
     3.15%                        10/01/01     40,000      40,000,000
     (Agreement dated 09/28/01 to
     be repurchased at $40,010,500.
     Collateralized by $75,790,000
     U.S. Treasury Strips 0.00%
     due 05/15/13. The value of
     the collateral is $41,437,314.)
   Deutsche Bank Alex Brown, Inc.
     3.15%                        10/01/01     40,000      40,000,000
     (Agreement dated 09/28/01 to
     be repurchased at $40,010,500.
     Collateralized by $72,441,125
     U.S. Treasury Strips 0.00%
     due 05/15/11 to 11/15/13.
     The value of the collateral
     is $40,800,000.)
   Goldman Sachs & Co.
     3.15%                        10/01/01     40,000      40,000,000
     (Agreement dated 09/28/01 to
     be repurchased at $40,010,500.
     Collateralized by $12,778,000
     U.S. Treasury Bills 2.31% due
     01/24/02 and $52,447,003 U.S.
     Treasury Strips 0.00% due
     05/15/05 to 02/15/18. The
     value of the collateral is
     $40,800,000.)
   Greenwich Capital Markets
     3.15%                        10/01/01    150,000     150,000,000
     (Agreement dated 09/28/01 to
     be repurchased at $150,039,375.
     Collateralized by $143,158,238
     U.S. Treasury Strips 0.00% due
     08/15/12 to 02/15/19 and
     $247,569,000 U.S. Treasury
     Strip Principals 5.25% to
     11.25% due 02/15/15 to
     02/15/29. The value of the
     collateral is $153,000,122.)



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
   REPURCHASE AGREEMENTS (CONTINUED)
   Lehman Brothers
     3.15%                        10/01/01   $ 40,000  $   40,000,000
     (Agreement dated 09/28/01 to
     be repurchased at $40,010,500.
     Collateralized by $32,587,000
     U.S. Treasury Bonds 7.25% due
     08/15/22 to 11/15/22 and
     $730,000 U.S. Treasury Notes
     6.25% due 02/28/02. The value
     of the collateral is
     $40,797,014.)
   Morgan Stanley Dean Witter & Co.
     3.25%                        10/01/01    134,300    134,300,000
     (Agreement dated 09/28/01 to
     be repurchased at $134,336,373.
     Collateralized by $227,328,000
     U.S. Treasury Strips 0.00% due
     11/15/11. The value of the
     collateral is $137,528,893.)
   Morgan Stanley Dean Witter & Co.
     3.52%                        10/15/01(b)  13,000      13,000,000
     (Agreement dated 06/15/01 to
     be repurchased at $13,155,076.
     Collateralized by $18,680,000
     U.S. Treasury Strips 0.00% due
     02/15/09. The value of the
     collateral is $13,313,610.)
   Nesbit Burns, Inc.
     3.15%                        10/01/01     40,000      40,000,000
     (Agreement dated 09/28/01 to
     be repurchased at $40,010,500.
     Collateralized by $33,615,000
     U.S. Treasury Bonds 7.125%
     due 02/15/23. The value of the
     collateral is $40,810,706.)
   Warburg, Dillion, Reed
     3.25%                        10/01/01     40,000      40,000,000
                                                       --------------
     (Agreement dated 09/28/01 to
     be repurchased at $40,010,833.
     Collateralized by $40,991,000
     U.S. Treasury Bills 2.35%-2.39%
     due 11/23/01 to 01/03/02. The
     value of the collateral is
     $40,803,215.)

TOTAL REPURCHASE AGREEMENTS
   (Cost $537,300,000)                                    537,300,000
                                                       --------------
TOTAL INVESTMENTS INSECURITIES
   (Cost $772,894,230(a))                      100.0%    $772,894,230
                                             ========  ==============

-------------------------
(a) Aggregate cost for Federal tax purposes.
(b) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                      U.S. TREASURY MONEY MARKET PORTFOLIO

SEPTEMBER 30, 2001

ASSETS
   Investments at value ....................................... $772,894,230
   Cash .......................................................   40,055,510
   Interest receivable ........................................    2,787,567
   Prepaid expenses ...........................................       33,449
                                                                ------------
          TOTAL ASSETS ........................................  815,770,756
                                                                ------------

LIABILITIES
   Distributions payable ......................................    1,807,752
   Advisory fees payable ......................................       99,340
   Administrative fees payable ................................      115,484
   Transfer agent fees payable ................................       23,025
   Other accrued expenses payable .............................      216,964
                                                                ------------
          TOTAL LIABILITIES ...................................    2,262,565
                                                                ------------

NET ASSETS (Equivalent to $1.00 per share based on
   380,217,480 Institutional shares,
   398,177,233 Service shares and 35,166,206
   Investor A shares outstanding) ............................. $813,508,191
                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL, SERVICE AND INVESTOR A SHARE
   ($813,508,191 [DIVIDE] 813,560,919) ........................        $1.00
                                                                       =====



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS--99.3%
ALABAMA--4.5%
   Alexander City Industrial Board
     IDRB Series 2000 DN (A-1, P-1)
     2.43%(b)                     10/05/01   $  1,100  $    1,100,000
   Calhoun County Economic
     Development Council IDRB
     (Craft Corp. Project) DN
     (Amsouth Bank of Alabama
     LOC) (A-1+, VMIG-1)
     2.50%(b)                     10/05/01      2,635       2,635,000
   Columbia Industrial Development
     Board PCRB (Alabama Power Co.
     Project) Series 1995C DN
     (A-1, VMIG-1)
     2.65%(b)                     10/01/01        600         600,000
   Columbia Industrial Development
     Board PCRB (Alabama Power Co.
     Project) Series 1995D DN
     (A-1, VMIG-1)
     2.65%(b)                     10/01/01      5,850       5,850,000
   Jefferson County GO Warrants
     Series 2001B DN (Morgan
     Guaranty Trust LOC)
     (A-1+, VMIG-1)
     2.75%(b)                     10/01/01     21,000      21,000,000
   Montgomery Special Care Facilities
     Financing Authority RB
     Series 1985A DN (AMBAC
     Insurance) (A-1, VMIG-1)
     2.25%(b)                     10/05/01      1,900       1,900,000
                                                       --------------
                                                           33,085,000
                                                       --------------
ALASKA--0.6%
   Valdez Marine Terminal RB
     (Exxon Pipeline Co. Project)
     Series 1993B DN (A-1+, VMIG-1)
     2.65%                        10/01/01      4,500       4,500,000
                                                       --------------
ARIZONA--2.1%
   Mesa Municipal Development
     Corporation Special Tax Updates
     RB 1996A TECP (A-1+, VMIG-1)
     3.30%                        10/15/01      8,605       8,605,000
   Mohave County IDRB (Enviroc, Inc.
     Project) Series 2000A MB
     4.88%                        12/14/01      2,000       2,000,000
   Phoenix IDRB (Leggett & Platt,
     Inc. Project) Series 1996 DN
     (Wachovia Bank N.A. LOC)
     2.35%(b)                     10/05/01      5,170       5,170,000
                                                       --------------
                                                           15,775,000
                                                       --------------
ARKANSAS--0.5%
   Little Rock Residential Housing and
     Public Facilities Board Capital
     Improvement RB (Park Systems
     Project) Series 2001 DN (A-1+)
     2.38%(b)                     10/05/01      3,550       3,550,000
                                                       --------------
CALIFORNIA--0.3%
   California Higher Education
     Student Loan Authority, Inc.
     RB Series 1992 MB (Student
     Loan Marketing Association LOC)
     3.15%                        04/01/02      2,425       2,425,000
                                                       --------------



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
COLORADO--0.2%
   Colorado Educational and Cultural
     Facilities Authority RB Series
     1999 DN (National Cable
     Television Center LOC) (A-1+)
     2.30%(b)                     10/05/01   $    800  $      800,000
   Garfield County Hospital RB
     (Valley View Hospital
     Association Project)
     Series 1999 DN (Bank One N.A.
     LOC) (A-1)
     2.33%(b)                     10/05/01        400         400,000
                                                       --------------
                                                            1,200,000
                                                       --------------
DELAWARE--0.9%
   Delaware Economic Development
     Authority RB (Normaco Income
     Project) Series 1984 DN
     2.55%(b)                     10/05/01      6,600       6,600,000
                                                       --------------
FLORIDA--1.0%
   Collier County Health Facilities
     Authority RB (Cleveland Clinic
     Health Systems Project) Series
     1999 DN (Bank One N.A. LOC)
     (A-1+, VMIG-1)
     2.80%(b)                     10/01/01      7,200       7,200,000
                                                       --------------
GEORGIA--1.1%
   Atlanta Water and Wastewater
     RB Series 2000 DN
     2.43%(b)                     10/05/01      5,105       5,105,000
   Clayton County & Clayton County
     Water Authority and Sewer
     RB Series 1992 MB
     6.65%                        05/01/02      1,000       1,039,534
   Georgia Housing and Finance
     Authority RB Series 2001 DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1C+)
     2.43%(b)                     10/05/01      1,480       1,480,000
   Monroe County Development
     Authority PCRB (Gulf Power Co.)
     Series 1994-2 DN (A-1, VMIG-1)
     2.65%(b)                     10/01/01        500         500,000
                                                       --------------
                                                            8,124,534
                                                       --------------
HAWAII--2.3%
   Hawaii Housing Development
     Finance Corporation RB Series
     1990B DN (Industrial Bank of
     Japan LOC) (VMIG-1)
     2.78%(b)                     10/05/01      9,500       9,500,000
   Hawaii State Airports Municipal
     Trust Certificates-ZTC 24 RB
     Series 2001 DN
     2.48%(b)                     10/05/01      4,000       4,000,000
   Honolulu City and County GO Series
     1997B MB (FGIC Insurance)
     5.00%                        11/01/01      1,500       1,502,327
   Honolulu GO Series 1993B MB
     4.80%                        10/01/01      1,000       1,000,000
   Municipal Securities Trust
     Certificates RB Series 2001
     DN (FGIC Insurance) (A-1)
     2.45%(b)                     10/05/01      1,190       1,190,000
                                                       --------------
                                                           17,192,327
                                                       --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
IDAHO--0.3%
   Idaho GO Series 2001 TAN
     (SP-1+, MIG-1)
     3.75%                        06/28/02   $  2,000  $    2,016,574
                                                       --------------
ILLINOIS--13.9%
   Chicago Board of Education GO
     (Merlots Project) Series
     1999A-47 DN (First Union Bank
     LOC) (A-1)
     2.39%(b)                     10/05/01      3,100       3,100,000
   Chicago O'Hare International
     Airport RB Series 2000 DN
     2.48%(b)                     10/05/01     10,000      10,000,000
   Chicago RB Series 2000 MB
     2.60%                        09/03/02      2,000       2,000,000
   Chicago Skyway Toll Bridge RB
     Series 2000 DN
     2.38%(b)                     10/05/01      3,800       3,800,000
   Du Page County Trust
     Certificates (Bear Stearns
     Municipal Securities
     Trust Receipts) RB
     Series 2001A-9011 DN (FSA
     Insurance) (A-1)
     2.40%(b)                     10/05/01     21,970      21,970,000
   Elmhurst IDRB (John Sakash Co.
     Project) Series 2000 DN
     (ABN-AMRO Bank N.V. LOC)
     (A-1+)
     2.33%(b)                     10/05/01      1,400       1,400,000
   Illinois Development Finance
     Authority IDRB Series 1996 DN
     (Bank One N.A. LOC)
     2.55%(b)                     10/05/01      1,305       1,305,000
   Illinois Development Finance
     Authority IDRB (Royal
     Continental Box Co.
     Project) Series 1995A DN
     (ABN-AMRO Bank N.V. LOC)
     (A-1+)
     2.33%(b)                     10/05/01        500         500,000
   Illinois Development Finance
     Authority IDRB (Royal
     Continental Box Co.
     Project) Series 1995B DN
     (ABN-AMRO Bank N.V. LOC)
     (A-1+, VMIG-1)
     2.31%(b)                     10/05/01      2,650       2,650,000
   Illinois Health Facilities
     Authority RB
     (Northwestern Memorial Hospital
     Project) Series 1995 DN
     (A-1+, VMIG-1)
     2.70%(b)                     10/01/01     15,000      15,000,000
   Illinois Housing Development
     Authority RB Series 2000B-1
     MB (VMIG-1)
     4.28%                        12/05/01      4,320       4,320,000
   Illinois Housing Development
     Authority RB Series 2000B-2
     MB (VMIG-1)
     4.33%                        12/05/01      2,100       2,100,000
   Illinois Housing Development
     Authority RB Series 2000V DN
     (First Union Bank LOC) (VMIG-1)
     2.44%(b)                     10/05/01      1,880       1,880,000
   Kane McHenry Cook and DeKalb
     County School District RB
     Series 2000 DN (MBIA Insurance)
     (VMIG-1)
     2.43%(b)                     10/05/01      9,810       9,810,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Naperville Economic Development
     Authority RB (Independence
     Village Associates Project)
     Series 1994 DN (National City
     Bank N.A. LOC)
     2.40%(b)                     10/05/01   $  2,395  $    2,395,000
   Quad Cities Regional Economic
     Development Authority RB
     (Whitey's Ice Cream
     Manufacturing Project) Series
     1995 DN (Banc One N.A. LOC)
     2.55%(b)                     10/05/01      1,320       1,320,000
   Regional Transportation Authority
     GO (Merlots Project) Series
     2001A-86 DN (First Union Bank
     LOC) (VMIG-1)
     2.39%(b)                     10/05/01      4,005       4,005,000
   Regional Transportation Authority
     GO Series 2001A-48 DN (First
     Union Bank LOC) (A-1)
     2.39%(b)                     10/05/01      5,000       5,000,000
   Rockford RB (Fairhaven Christian
     Center Project) Series 2000 DN
     (Banc One N.A. LOC)
     2.35%(b)                     10/05/01      2,360       2,360,000
   Roselle Village IDRB (Abrasive-Form,
     Inc. Project) Series 1995 DN
     (ABN-AMRO Bank N.V. LOC)
     2.52%(b)                     10/05/01      1,500       1,500,000
   Village of North Aurora IDRB
     (Oberweis Dairy, Inc. Project)
     Series 1995 DN (ABN-AMRO
     Bank N.V. LOC) (A-1+)
     2.33%(b)                     10/05/01      2,240       2,240,000
   Village of Schiller Park IDRB (Victor
     Products Corp. Project) Series
     1995 DN (ABN-AMRO Bank
     N.V. LOC)
     2.52%(b)                     10/05/01        200         200,000
   Winnebago County RB (Mill Project)
     Series 1996 DN (Bank One
     N.A. LOC)
     2.37%(b)                     10/05/01      3,620       3,620,000
                                                       --------------
                                                          102,475,000
                                                       --------------
INDIANA--4.2%
   Dekko Foundation Educational
     Facilities RB Series 2001 DN
     (Bank One N.A. LOC)
     2.45%(b)                     10/05/01      3,000       3,000,000
   Hendricks County Industrial
     Redevelopment Commission
     Tax Increment RB (Heartland
     Crossing Project)
     Series 2000A DN
     2.40%(b)                     10/05/01      1,100       1,100,000
   Indiana Development Finance
     Authority IDRB (Enterprise
     Center IV Project) Series 1992
     DN (Banc One N.A. LOC) (A-1+)
     2.31%(b)                     10/05/01      2,600       2,600,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
   Indiana Development Finance
     Authority IDRB Series 2000 DN
     (Banc One N.A. LOC)
     2.55%(b)                     10/05/01   $  8,000  $    8,000,000
   Indiana University Student
     Residence System RB Series
     1998 DN (Banc One N.A. LOC)
     (A-1)
     2.20%(b)                     10/05/01      2,600       2,600,000
   Indianapolis Local Public
     Improvement Bond Bank RB
     Series 1991C MB
     6.70%                        01/01/02      2,400       2,468,219
   Indianapolis Local Public
     Improvement Bond Bank RB
     Series 2001B MB (SP-1+)
     3.25%                        01/08/02      2,500       2,503,669
   Knox Economic Development RB
     (J.W. Hicks Project) Series
     1998 DN (Bank One N.A. LOC)
     2.50%(b)                     10/05/01      2,000       2,000,000
   Monroe County IDRB (Griner
     Engineering, Inc. Project)
     Series 1997 DN (National City
     Bank of Cleveland LOC)
     2.55%(b)                     10/05/01      1,657       1,657,000
   South Bend Economic Development
     RB (Goodwill Industries Michinana
     Project) Series 2001 DN (National
     City Bank of Cleveland LOC)
     2.40%(b)                     10/05/01      2,000       2,000,000
   Warren Township Vision 2005 School
     Building Corporation RB Series
     2001A-52 DN (First Union Bank
     LOC) (A-1)
     2.39%(b)                     10/05/01      3,300       3,300,000
                                                       --------------
                                                           31,228,888
                                                       --------------
IOWA--0.7%
   Iowa Financial Authority Economic
     Development RB (Easter Seal
     Society Project) Series 1999 DN
     2.45%(b)                     10/05/01      3,040       3,040,000
   Iowa State Certificates of
     Participation Series 1992 MB
     (Kredietbank LOC)
     6.25%                        07/01/02      2,000       2,052,037
                                                       --------------
                                                            5,092,037
                                                       --------------
KANSAS--0.6%
   Sedgwick & Shawnee Counties
     Single Family RB Series 2001
     MB (Landesbank Hessen-
     Thuringen Girozentrale LOC)
     (VMIG-1)
     2.60%                        08/15/02      3,610       3,610,000
   Shawnee Private Activity RB
     (Simmons County Project) Series
     1996 DN (State Street Bank &
     Trust LOC) (P-1)
     2.45%(b)                     10/05/01        600         600,000
                                                       --------------
                                                            4,210,000
                                                       --------------


                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
KENTUCKY--3.9%

   Calvert City PCRB (Air Products &
     Chemicals, Inc. Project)
     Series 1993A DN (A-1)
     2.93%(b)                     10/05/01   $  3,000  $    3,000,000
   Jefferson County PCRB Series
     2001 TECP (A-1, VMIG-1)
     2.75%                        10/10/01      3,000       3,000,000
     3.05%                        10/10/01      8,200       8,200,000
   Kentucky Development Finance
     Authority RB (Sisters of Charity
     Health Project) Series 1991 MB
     (A-1)
     6.75%                        11/01/01      2,000       2,045,436
   Maysville Sewer RB Series 2001 MB
     2.75%                        10/12/01        900         900,000
   McCreary County Industrial
     Building RB Series 1999B DN
     (Fifth Third Bank N.A. LOC)
     2.35%(b)                     10/05/01      2,105       2,105,000
   Newport Industrial Building RB
     (Newport Holdings Project)
     Series 2001A DN
     2.45%(b)                     10/05/01      1,900       1,900,000
   Trimble County PCRB Series
     2001 TECP
     3.05%                        10/10/01      3,000       3,000,000
     2.75%                        12/06/01      5,000       5,000,000
                                                       --------------
                                                           29,150,436
                                                       --------------
LOUISIANA--0.4%
   Louisiana State GO Series 1992A MB
     6.50%                        05/01/02      2,500       2,601,915
                                                       --------------
MARYLAND--7.0%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project) Series
     1996 DN (First National Bank
     LOC) (A-1)
     2.30%(b)                     10/05/01      5,905       5,905,000
   Baltimore County Odyssey School
     Facilities RB Series 2001 DN
     (A-1)
     2.41%(b)                     10/05/01      4,500       4,500,000
   Baltimore County RB (Saint James
     Academy Facilities Project)
     Series 1999 DN (Allfirst Bank
     LOC) (A-1)
     2.21%(b)                     10/05/01      4,500       4,500,000
   Baltimore County RB (Shade Tree
     Trace Project) Series 1996 DN
     (First National Bank LOC) (A-1)
     2.30%(b)                     10/05/01      6,250       6,250,000
   Frederick County RB
     (Manekin-Freder Facilities
     Project) Series 2000 DN
     2.48%(b)                     10/05/01      3,450       3,450,000
   Maryland Economic Development
     Authority RB (Association of
     Catholic Charities Project)
     Series 1999A DN (First National
     Bank LOC) (A-1)
     2.38%(b)                     10/05/01      2,915       2,915,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
MARYLAND (CONTINUED)

   Maryland Economic Development
     Authority RB (Association of
     Catholic Charities Project)
     Series 1999B DN (First National
     Bank  LOC) (A-1)
     2.38%(b)                     10/05/01    $ 1,725  $    1,725,000
   Maryland Economic Development
     Authority RB Series 2000 DN
     (A-1)
     2.48%(b)                     10/05/01      3,875       3,875,000
   Maryland Finance IDRB (Baltimore
     International Culinary Project)
     Series 1994 DN (Crestar Bank
     N.A. LOC)
     2.45%(b)                     10/05/01      3,325       3,325,000
   Maryland Finance IDRB (Brass Mill
     Road LP Facility Project) Series
     1995 DN (First National Bank
     LOC) (A-1)
     2.30%(b)                     10/05/01      2,450       2,450,000
   Maryland Finance IDRB (Patapsco
     Associates LP Facility Project)
     Series 1995 DN (First National
     Bank LOC) (A-1)
     2.30%(b)                     10/05/01      1,765       1,765,000
   Maryland Health and Higher Education
     Authority RB (Doctors' Community
     Hospital Project) Series 1997 DN
     (First National Bank LOC) (A-1)
     2.21%(b)                     10/05/01      1,805       1,805,000
   Montgomery County Economic
     Development RB (Brooke Grove
     Foundation, Inc. Project) Series
     1998 DN (First National Bank
     LOC) (A-1)
     2.26%(b)                     10/05/01        625         625,000
   Montgomery County Housing
     Finance Authority RB Series
     2001-1276 DN (A-1C+)
     2.58%(b)                     10/05/01      6,000       6,000,000
   Montgomery County RB (Ivymount
     School Income Facility Project)
     Series 2000 DN (A-1)
     2.43%(b)                     10/05/01      3,000       3,000,000
                                                       --------------
                                                           52,090,000
                                                       --------------
MASSACHUSETTS--0.6%
   Holliston GO Series 2001 BAN (MIG-1)
     3.75%                        05/24/02      4,328       4,355,514
                                                       --------------
MICHIGAN--1.0%
   Michigan Municipal Board Authority
     RB Series 2001C-1 MB (SP-1+)
     3.50%                        08/22/02      2,000       2,015,966
   Michigan Strategic Fund Limited
     Obligation RB (Kay Screen
     Printing, Inc. Project) Series
     2000 DN (Banc One N.A. LOC)
     2.55%(b)                     10/05/01      2,600       2,600,000
   Michigan Strategic Fund RB (True
     Industrial-Warren Project)
     Series 2000 DN (Bank One N.A.
     LOC)
     2.40%(b)                     10/05/01      1,700       1,700,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
   Pellston School District GO Series
     1992 MB (FSA Insurance)
     6.63%                        05/01/02   $  1,000  $    1,038,989
                                                       --------------
                                                            7,354,955
                                                       --------------
MINNESOTA--1.5%
   Becker North State Power PCRB
     Series 2001 TECP (VMIG-1)
     2.55%                        12/14/01      2,000       2,000,000
   Hennepin County RB Series 2000B
     DN (Landesbank Hessen-
     Thuringen Girozentrale LOC)
     (A-1C+, VMIG-1)
     2.15%(b)                     10/05/01      3,300       3,300,000
   Minneapolis & St. Paul Metro
     Airport RB Series 2001B BAN
     3.75%                        08/01/02      1,000       1,008,762
   Minneapolis GO (Convention
     Center Project) Series 2000
     DN (Bayerische Landesbank
     Girozentrale LOC) (A-1, VMIG-1)
     2.15%(b)                     10/05/01      2,300       2,300,000
   Minneapolis GO Series 1997B
     DN (A-1+, VMIG-1)
     2.15%(b)                     10/05/01      1,000       1,000,000
   Minnesota Housing Finance Agency
     RB Series 2000N MB
     4.45%                        11/29/01      1,800       1,800,000
                                                       --------------
                                                           11,408,762
                                                       --------------
MISSISSIPPI--1.1%
   Jackson County Port Facility RB
     (Chevron USA Income Project)
     Series 1993 DN (P-1)
     2.65%(b)                     10/01/01      3,800       3,800,000
   Mississippi Bank Special Obligation
     RB Series 2001 DN (First Union
     Bank LOC)
     2.39%(b)                     10/05/01      4,095       4,095,000
                                                       --------------
                                                            7,895,000
                                                       --------------
MISSOURI--2.5%
   Lees Summit Multi-family Housing
     (Affordable Housing Acquisition
     Project) RB Series 2001B DN
     2.40%(b)                     10/05/01     11,250      11,250,000
   Maries County Solid Waste
     Management IDRB (Kingsford
     Products Co. Project) Series 1993
     DN (Clorox Co., Inc. Guarantee
     LOC) (A-1)
     2.40%(b)                     10/05/01      5,100       5,100,000
   Missouri Environmental Improvement
     and Energy Resource Authority RB
     (Monsanto Co. Project) Series
     1988 DN (Morgan Guaranty Trust
     LOC) (P-1)
     2.35%(b)                     10/05/01      2,200       2,200,000
                                                       --------------
                                                           18,550,000
                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NEVADA--0.2%
   Clark County Economic Development
     RB (Lutheran Secondary School
     Association Project) Series
     2000 DN (VMIG-1)
     2.40%(b)                     10/05/01   $  1,600  $    1,600,000
                                                       --------------
NEW HAMPSHIRE--0.3%
   New Hampshire Health and
     Education Facilities Authority
     RB (Tilton School Project)
     Series 1999 DN (KeyBank
     N.A. LOC)
     2.35%(b)                     10/05/01      2,440       2,440,000
                                                       --------------
NEW JERSEY--2.6%
   Butler GO Series 2001 BAN
     3.10%                        09/06/02      1,710       1,719,318
   Cranford Township GO
     Series 2001 BAN
     3.25%                        03/15/02      1,451       1,455,243
   Denville Township GO
     Series 2001 BAN
     3.40%                        06/07/02      2,145       2,154,377
   Maywood GO Series 2001 BAN
     3.50%                        06/14/02      1,115       1,121,285
   Mendham Township GO
     Series 2001 BAN
     3.40%                        06/06/02        792         795,826
   Middlesex GO Series 2001 BAN
     3.25%                        06/21/02      1,000      1,003,842
   New Jersey Economic Development
     Authority GO Series 2001-827
     MB (A-1+)
     2.55%                        09/12/02      1,000       1,000,000
   New Jersey Economic Development
     Authority RB (Facile Holdings,
     Inc. Project) Series 1998 DN
     (First Union Bank LOC)
     (A-1, VMIG-1)
     2.15%(b)                     10/05/01        500         500,000
   New Jersey Economic Development
     Authority RB (Parke Place
     Association Project) Series
     2000 DN (Commerce Bank LOC)
     2.48%(b)                     10/05/01      5,500       5,500,000
   Seaside Heights GO Series 2001
     BAN (First Union Bank LOC)
     4.25%                        02/15/02      1,546       1,551,227
   Secaucus GO Series 2001 BAN
     3.30%                        01/18/02      1,500       1,502,322
   Sussex GO Series 2001 BAN
     3.45%                        01/18/02      1,054       1,053,700
                                                       --------------
                                                           19,357,140
                                                       --------------
NEW MEXICO--0.5%
   Albuquerque Water and Sewer
     System RB Series 1992 MB (A-1)
     6.25%                        07/01/02      1,900       1,986,227
   New Mexico Hospital Equipment Loan
     Council RB (Pooled Loan Program
     Project) Series 2000A DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (VMIG-1)
     2.45%(b)                     10/05/01      1,885       1,885,000
                                                       --------------
                                                            3,871,227
                                                       --------------



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK--0.7%
   City of New York Transitional
     Finance Authority Financing
     RB Series 1998C DN (Bayerische
     Landesbank Girozentrale LOC)
     (A-1+, VMIG-1)
     2.65%(b)                     10/01/01   $  3,200  $    3,200,000
   Highland Falls GO Series 2001
     BAN (Fort Montgomery School
     Project) (MIG-1)
     3.00%                        07/11/02      1,770       1,773,606
                                                       --------------
                                                            4,973,606
                                                       --------------
NORTH CAROLINA--1.1%
   Mecklenburg County Certificates of
     Participation Series 2000 DN
     (A-1+, VMIG-1)
     2.30%(b)                     10/05/01        350         350,000
   Mecklenburg County GO Series
     2000E DN (A-1+, VMIG-1)
     2.25%(b)                     10/05/01      1,100       1,100,000
   Mecklenburg County Industrial
     Facilities and Pollution Control
     Financing Authority IDRB (Otto
     Industries, Inc. Project) Series
     1988 DN (Bank of Austria LOC)
     2.40%(b)                     10/05/01      1,400       1,400,000
   North Carolina Medical Care
     Commission Hospital RB
     (Lutheran Retirement Project)
     Series 1999 DN (Bank of America
     N.A. LOC) (VMIG-1)
     2.30%(b)                     10/05/01      1,800       1,800,000
   Raleigh County Certificates of
     Participation (Packaging
     Facilities Project) Series
     2000A DN (A-1+, VMIG-1)
     2.25%(b)                     10/05/01      1,900       1,900,000
   Rockingham County Industrial
     Facilities and Pollution Control
     Finance Authority RB (Whiteridge,
     Inc. Project) Series 1998 DN
     (Branch Banking and Trust Co.
     LOC)
     2.45%(b)                     10/05/01      1,100       1,100,000
   Washington County Industrial
     Facilities and Pollution Control
     Financing Authority RB (Mackeys
     Ferry Sawmill, Inc. Project)
     Series 1997 DN (Wachovia Bank
     N.A. LOC)
     2.35%(b)                     10/05/01        800         800,000
                                                       --------------
                                                            8,450,000
                                                       --------------
NORTH DAKOTA--0.5%
   Fargo IDRB (Owen Industries,
     Inc. Project) Series 1997 DN
     (Mellon Bank LOC) (A-1)
     2.55%(b)                     10/05/01        800         800,000
   Mercer County Solid Waste
     Disposal RB (National Rural
     Utilities Project)
     Series 1995A MB (A-1+)
     2.60%                        05/01/02      2,700       2,700,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NORTH DAKOTA (CONTINUED)
   North Dakota Housing Finance Agency
     RB Series 2001A-19 DN (First
     Union Bank LOC) (VMIG-1)
     2.44%(b)                     10/05/01   $    550  $      550,000
                                                       --------------
                                                            4,050,000
                                                       --------------
OHIO--12.7%
   ABN AMRO Munitops Trust
     Certificates Series 2001-3 DN
     (MBIA Insurance) (VMIG-1)
     2.29%(b)                     10/05/01      2,400       2,400,000
   American Municipal Power,
     Inc. RB (Bryan Project)
     Series 2001 BAN
     2.85%                        08/22/02      2,500       2,500,000
   American Municipal Power, Inc.
     RB Series 2000 BAN
     4.50%                        12/29/01        750         750,000
   Ashland GO Series 2001 BAN
     3.00%                        07/11/02      1,000       1,002,643
   Avon GO Series 2001 BAN
     2.80%                        09/06/02        750         751,698
   Barberton GO Series 2001 BAN
     2.80%                        09/05/02      1,845       1,849,175
   Brecksville GO Series 2001 BAN
     3.20%                        05/30/02      1,000       1,001,730
   Butler County GO Series
     2001B BAN
     2.97%                        06/13/02      2,530       2,534,466
   Carroll County Health Care
     Facilities RB (Saint John's
     Villa Project) Series 2000 DN
     (National City Bank N.A. LOC)
     2.40%(b)                     10/05/01      1,150       1,150,000
   Cleveland Waterworks RB Series
     1992F-92B MB (Kredietbank LOC)
     6.50%                        01/01/02      2,195       2,256,317
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation
     Project) Series 1997C DN
     (A-1+, VMIG-1)
     2.30%(b)                     10/05/01      3,975       3,975,000
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation
     Project) Series 1998B DN (Chase
     Manhattan LOC) (A-1+, VMIG-1)
     2.30%(b)                     10/05/01      5,000       5,000,000
   Cuyahoga County IDRB (Trio
     Diversified Co. Project)
     Series 2000 DN (KeyBank
     N.A. LOC)
     2.50%(b)                     10/05/01      2,520       2,520,000
   Cuyahoga County RB
     Series 2001 DN
     2.35%(b)                     10/05/01      4,000       4,000,000
   Defiance County GO Series
     2001 BAN
     3.38%                        04/04/02      1,200       1,200,939
   Dover Municipal Sewer Systems
     GO Series 2001 BAN
     3.45%                        04/11/02      1,000       1,001,271
   Dublin School District GO
     Series 2000 BAN (MIG-1)
     4.53%                        12/12/01      2,000       2,000,869
   Dublin School District GO
     Series 2001 BAN (MIG-1)
     3.22%                        12/12/01      2,300       2,301,526



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Edon-Northwest Local School
     District GO Series 2001 BAN
     3.75%                        11/21/01   $  1,803  $    1,803,737
   Fairfield County GO Series
     2000 BAN
     4.88%                        10/11/01      1,325       1,325,147
   Franklin County IDRB (Alco
     Standard Corp. Project)
     Series 1994 DN (Bank America
     N.A. LOC) (A-1+)
     2.35%(b)                     10/05/01      1,100       1,100,000
   Green Health Care RB (Greater
     Akron-Canton Project) Series
     1999 DN (National City Bank
     N.A. LOC)
     2.40%(b)                     10/05/01      1,660       1,660,000
   Hamilton County Hospital
     Facilities RB (Beechwood Home
     Project) Series 1997 DN (Star
     Bank N.A. LOC)
     2.35%(b)                     10/05/01      2,450       2,450,000
   Jefferson County GO Series
     2000 BAN
     4.98%                        11/15/01      4,721       4,721,998
   Lakota Local School District GO
     Series 2001 MB (FGIC Insurance)
     4.00%                        12/01/01        710         710,864
   Lebanon GO Series 2001 BAN
     3.21%                        05/23/02      1,690       1,694,315
   Lorain County Housing Financing
     Authority RB (Catholic Health
     Project) Series 2001 MB (Bank
     One N.A. LOC) (A-1+, VMIG-1)
     2.55%                        12/11/01      3,000       3,000,000
   Marysville Village School
     District GO Series 2001 BAN
     3.14%                        05/30/02      1,850       1,854,341
   Massillon GO Series 2001 BAN
     3.74%                        01/11/02      1,000       1,001,057
   Milford Example Village School
     District GO Series 2001 BAN
     3.21%                        01/17/02      2,500       2,504,203
   Montgomery County Economic
     Development Authority RB
     (Dayton Art Institute Project)
     Series 1996 DN (A-1)
     2.25%(b)                     10/05/01        500         500,000
   Montgomery County Economic
     Development RB Series 2001A DN
     (National City Bank N.A. LOC)
     2.40%(b)                     10/05/01      2,500       2,500,000
   Morrow County GO Series 2001 BAN
     2.90%                        09/05/02      1,500       1,504,750
   Ohio Air Quality Development
     Authority PCRB (JMG Funding
     Ltd. Partnership Project) Series
     1995B DN (Society General LOC)
     (A-1+)
     2.30%(b)                     10/05/01        300         300,000
   Ohio Higher Educational Facility
     Community RB
     Series 2000C DN
     2.40%(b)                     10/05/01      2,745       2,745,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio PCRB (Ross Incineration
     Project) Series 2000-1 DN
     (Banc One N.A. LOC)
     2.55%(b)                     10/05/01   $  1,850  $    1,850,000
   Ohio State Water Development
     Authority Solid Waste
     Facilities RB (Pel Project)
     Series 2001A BAN
     2.85%                        08/01/02      3,000       3,000,000
   Ohio Water Development Authority
     PCRB (Philip Morris Co., Inc.
     Project) Series 1997 DN (P-1)
     2.35%(b)                     10/05/01      3,300       3,300,000
   Richland County GO Series 2000
     BAN (MIG-1)
     4.85%                        11/15/01      1,294       1,294,610
   Rocky River GO Series 2001 BAN
     3.06%                        01/25/02      1,000         999,873
   Ross County GO Series 2001 BAN
     3.66%                        03/21/02      1,250       1,251,468
   Springboro GO Series 2001 BAN
     3.53%                        01/24/02      1,200       1,200,914
   Stark County Library District
     Series GO 2001 BAN
     3.50%                        12/26/01      1,290       1,292,386
   Summit County Civic Facility RB
     (Akron Area Electric Joint
     Project) Series 2001 DN
     (KeyBank N.A. LOC)
     2.35%(b)                     10/05/01      1,890       1,890,000
   Tiffin Sanitation Sewer
     Improvement GO Series
     2001 BAN
     3.15%                        06/27/02      1,100       1,101,967
   Toledo GO Series 2001-1 BAN
     3.50%                        10/25/01      2,325       2,325,674
   Twinsburg GO Series 2001 BAN
     3.25%                        08/29/02      1,000       1,005,682
   Wapakoneta GO Series 2001 BAN
     3.85%                        02/01/02      1,400       1,401,364
   Washington GO Series 2001 BAN
     3.60%                        12/20/01      1,465       1,467,523
   Wilmington GO Series 2001 BAN
     3.64%                        01/15/02      1,000       1,000,818
                                                       --------------
                                                           93,953,325
                                                       --------------
OREGON--0.5%
   Geneva County Health Care Authority
     RB Series 2001 DN
     2.43%(b)                     10/05/01      2,833       2,833,000
   Port Portland International
     Airport Refunding RB (Project
     Fifteen) Series 2001B MB
     (FGIC Insurance)
     4.50%                        07/01/02      1,000       1,013,206
                                                       --------------
                                                            3,846,206
                                                       --------------
PENNSYLVANIA--4.4%
   Allegheny County Sanitation Sewer
     Authority Special P-Float
     Receipts Series 2001 DN PT1307
     (A-1C+)
     2.33%(b)                     10/05/01        290         290,000
   Beaver County Hospital Authority
     RB (Medical Center Beaver,
     Inc. Project) Series 1992 MB
     (AMBAC Insurance) (AAA, Aaa)
     6.63%                        07/01/02      2,000       2,096,736



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)

   Indiana County IDRB (Conemaugh
     Project) Series 1997A DN
     (Union Bank of Switzerland LOC)
     (A-1, VMIG-1)
     2.30%(b)                     10/05/01   $  1,400  $    1,400,000
   New Garden General Authority RB
     (Municipal Pooled Financing
     Program) Series 1999 DN
     (AMBAC Insurance, SPA -
     Bank of Nova Scotia LOC)
    (A-1+, VMIG-1)
     2.30%(b)                     10/05/01     25,000      25,000,000
   Pennsylvania Higher Educational
     Facilities Authority Health
     Services RB (The University
     of Pennsylvania Project)
     Series 1998B DN (State
     Street Bank & Trust LOC)
     (A-1+, VMIG-1)
     2.30%(b)                     10/05/01      2,700       2,700,000
   Scranton-Lackawanna Health &
     Welfare Hospital Authority RB
     (Community Medical Center
     Project) Series 1998 MB
     (MBIA Insurance)
     5.00%                        07/01/02      1,005       1,021,470
                                                       --------------
                                                           32,508,206
                                                       --------------
PUERTO RICO--0.5%
   ABN AMRO Munitops Trust
     Certificates Series 2000-17 MB
     (ABN-AMRO Bank N.V. LOC)
     3.20%                        10/24/01      3,600       3,600,000
                                                       --------------
RHODE ISLAND--0.5%
   North Providence GO Series 2001
     BAN (SP-1)
     3.00%                        08/08/02      4,000       4,009,945
                                                       --------------
SOUTH CAROLINA--1.0%
   Greer Combined Utility Systems
     RB Series 2001A BAN (MIG-1)
     3.25%                        06/03/02      2,750       2,758,070
   South Carolina Economic
     Development Authority IDRB
     (Lakeshore Leasing Project)
     Series 2000 DN
     2.55%(b)                     10/05/01      2,000       2,000,000
   South Carolina Economic
     Development Authority RB
     (Catholic Diocese Project)
     Series 1998 DN (NationsBank
     LOC) (A-1+)
     2.35%(b)                     10/05/01      2,300       2,300,000
                                                       --------------
                                                            7,058,070
                                                       --------------
SOUTH DAKOTA--0.1%
   South Dakota Housing Development
     Authority RB Series 2000 DN
     (First Union Bank LOC) (VMIG-1)
     2.44%(b)                     10/05/01        600         600,000
                                                       --------------
TENNESSEE--1.4%
   Chattanooga IDRB Series 2000 DN
     (Citibank LOC) (A-1C+)
     2.38%(b)                     10/05/01      2,000       2,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
TENNESSEE (CONTINUED)
   Metropolitan Nashville and
     Davidson County RB Series
     1985A MB (A-1+, VMIG-1)
     3.70%                        01/15/02   $  2,500  $    2,500,000
   Shelby County RB Series 2000 DN
     (Citibank LOC) (A-1C+)
     2.38%(b)                     10/05/01      4,000       4,000,000
   Williamson County IDRB (Numatics,
     Inc. Project) Series 1996 DN
     (Bank One N.A. LOC)
     2.50%(b)                     10/05/01      2,000       2,000,000
                                                       --------------
                                                           10,500,000
                                                       --------------
TEXAS--8.9%
   Austin Apartment Systems RB
     Series 2000J DN (MBIA
     Insurance) (VMIG-1)
     2.44%(b)                     10/05/01      2,000       2,000,000
   Austin Water and Wastewater
     Systems RB Series 2000 DN
     (MBIA Insurance) (VMIG-1)
     2.39%(b)                     10/05/01      2,500       2,500,000
   Capital Area Housing RB Series
     2001-1279 DN (A-1C+)
     2.55%(b)                     10/05/01      7,500       7,500,000
   Collin County Housing Finance
     Corporation Multifamily RB
     Series 1999 DN (A-1C+)
     2.48%(b)                     10/05/01      5,000       5,000,000
   Haltom IDRB (Molded Products Co.
     Project) Series 1995 DN
     (ABN-AMRO Bank N.V. LOC)
     (A-1+, VMIG-1)
     2.33%(b)                     10/05/01      1,865       1,865,000
   Houston GO Series 1992C MB
     5.80%                        03/01/02      4,000       4,043,568
   Lower Colorado River Authority
     RB Series 2000 DN
     2.39%(b)                     10/05/01      1,900       1,900,000
   Lower Colorado River Authority
     RB Series 2000 MB
     2.60%                        09/04/02      2,550       2,550,000
   Northside Independent School
     District GO (School Building
     Project) Series 2001A MB
     (A-1+, VMIG-1)
     3.00%                        08/01/02      2,000       2,006,513
   Port Development Corporation
     Marine Terminal RB
     (Bits-Mitsui & Co. USA, Inc.
     Project) Series 1985A
     TECP (Industrial Bank of
     Japan LOC) (P-1)
     2.50%                        10/10/01      4,400       4,400,000
   Port Development Corporation
     Marine Terminal RB
     (Bits-Mitsui & Co. USA, Inc.
     Project) Series 1985B
     MB (Fuji Bank Ltd. LOC) (P-1)
     2.50%                        10/10/01      7,800       7,800,000
   Socorro Independent School District
     Unlimited Tax Building Bonds
     Series 2000 DN (Citibank LOC)
     (A-1C+)
     2.38%(b)                     10/05/01      2,900       2,900,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
   Texas RB Series 2000 DN (VMIG-1)
     2.48%(b)                     10/05/01   $  8,200  $    8,200,000
   Texas State Department of
     Housing & Community Affairs
     Multi-Family RB Series
     2001-1280 DN (A-1C+)
     2.58%(b)                     10/05/01      4,995       4,995,000
   Texas GO Series 2001A-L32 TRAN
     (SP-1+, MIG-1)
     3.75%                        08/29/02      7,000       7,077,441
   University of Texas Permanent
     University Fund RB Series
     1997 MB
     5.00%                        07/01/02      1,000       1,017,226
                                                       --------------
                                                           65,754,748
                                                       --------------
VERMONT--0.1%
   Vermont IDA RB (Wallace Computer
     Service Project) Series 1984 DN
     (Wachovia Bank N.A. LOC)
     2.25%(b)                     10/05/01        900         900,000
                                                       --------------
VIRGINIA--0.9%
   Chesapeake IDRB Series 1988 DN
     (Sumitumo Bank LOC) (VMIG-1)
     4.20%(b)                     10/05/01      2,000       2,000,000
   Dinwiddie County IDA Exempt
     Facility RB (Chaparral Steel
     Virginia Project) Series 1998
     DN (Bank of America
     N.A. LOC) (A-1+, VMIG-1)
     2.80%(b)                     10/01/01      1,300       1,300,000
   Henrico County Economic
     Development Authority Facility
     RB (Infineon Technologies
     Project) Series 2001 DN
     (Bank of America N.A. LOC)
     2.40%(b)                     10/05/01        200         200,000
   Peninsula Ports Authority
     Industrial Development RB
     (Allied-Signal, Inc. Project)
     Series 1993 DN (A-1)
     2.35%(b)                     10/05/01      1,000       1,000,000
   Virginia State Housing
     Development Authority
     Commonwealth Mortgage RB
     Series 2001C Subseries III MB
     (A-1+, VMIG-1)
     2.70%                        10/11/01      2,000       2,000,000
                                                       --------------
                                                            6,500,000
                                                       --------------
WASHINGTON--1.6%
   ABN-AMRO Munitops Certificates
     Trust GO Series 2001 DN
     (MBIA Insurance)
     2.31%(b)                     10/05/01      2,500       2,500,000
   Chelan County Public Utility
     District RB Series 2001B DN
     (MBIA Insurance) (A-1)
     2.44%(b)                     10/05/01      1,150       1,150,000
   Seattle Municipal Light and Power
     RB Series 2001A-56 DN (First
     Union Bank LOC) (VMIG-1)
     2.39%(b)                     10/05/01      7,495       7,495,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)



                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
WASHINGTON (CONTINUED)
   Yakima County Public Corp. RB
     Series 2000 DN (A-1+)
     2.45%(b)                     10/05/01   $  1,000  $    1,000,000
                                                       --------------
                                                           12,145,000
                                                       --------------
WISCONSIN--7.1%
   Amery IDRB (Plastech Corp.
     Project) Series 1997 DN (U.S.
     Bank, N.A. LOC)
     2.70%(b)                     10/05/01      2,000       2,000,000
   Beloit School District GO
     Series 2000 TAN
     4.55%                        10/26/01      2,400       2,400,079
   Mensaha School District GO
     Series 2001 BAN (MIG-1)
     3.12%                        06/17/0      23,000       3,002,633
   Mequon IDRB (Johnson Level GRW
     Investment Project) Series 1995
     DN (Banc One N.A. LOC)
     2.55%(b)                     10/01/01        920         920,000
   Oak Creek-Franklin Joint School
     District GO Series 2001
     BAN (MIG-1)
     3.60%                        01/04/02      3,310       3,312,481
   Pewaukee IDRB (Husco International
     Inc. Project) Series 1992 DN
     (LaSalle National Bank LOC)
     (A-1+)
     2.33%(b)                     10/05/01      3,400       3,400,000
   Rapids IDRB (Theile Kaolin of
     Wisconsin, Inc. Project)
     Series 1998 DN (Suntrust Bank
     Atlanta LOC)
     2.45%(b)                     10/05/01      1,600       1,600,000
   Southeast Wisconsin Professional
     Baseball Park RB Series 2000Y
     DN (MBIA Insurance) (VMIG-1)
     2.39%(b)                     10/05/01      2,280       2,280,000
   Waukesha School District
     Promissory Notes Series 2001
     TRAN (MIG-1)
     3.00%                        08/21/02     10,500      10,534,494
   Whitewater IDRB (Husco
     International, Inc. Project)
     Series 1997 DN (LaSalle
     National Bank LOC) (A-1+)
     2.33%(b)                     10/05/01        500         500,000
   Wisconsin Health & Educational
     Facilities Authority RB
     (Children's Hospital of
     Wisconsin, Inc. Project) Series
     1992 MB (FGIC Insurance)
     6.50%                        08/15/02      7,000       7,361,291
   Wisconsin Health and Educational
     Facilities Authority RB
     (Edgewood College Project)
     Series 1997 DN (Bank One N.A.
     LOC)
     2.40%(b)                     10/05/01      7,650       7,650,000
   Wisconsin Housing and Economic
     Development Authority Single
     Family Housing RB Series 1999
     DN (A-1C+)
     2.48%(b)                     10/05/01      7,395       7,395,000
                                                       --------------
                                                           52,355,978
                                                       --------------



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
WYOMING--1.4%
   Converse County Environmental
     Improvement RB (Pacificorp,
     Inc. Project) Series 1995 DN
     (A-1, P-1)
     3.10%(b)                     10/01/01   $  5,300  $    5,300,000
   Lincoln County PCRB
     Series 1991 DN
     3.35%(b)                     10/05/01      5,000       5,000,000
                                                       --------------
                                                           10,300,000
                                                       --------------
MULTI-STATES--1.1%
   Capital Corporation Greater
     Trust RB Series 2001-10B MB
     2.95%                        11/16/01      8,000       8,000,000
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $734,854,393(a))                       99.3%     734,854,393

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                0.7%       5,118,265
                                             --------  --------------
NET ASSETS (Equivalent to $1.00 per
   share based on 491,059,575
   Institutional shares,
   138,434,309 Service shares,
   101,509,015 Hilliard Lyons
   shares and 9,012,910
   Investor A shares outstanding)              100.0%  $  739,972,658
                                             ========  ==============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER INSTITUTIONAL, SERVICE,
   HILLIARD LYONS AND
   INVESTOR A SHARE
   ($739,972,658 [DIVIDE] 740,015,809)                          $1.00
                                                                =====

-------------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS--99.5%
NEW JERSEY--99.0%
   Aberdeen Township Municipal
     Utilities RB (Capital
     Improvement Project)
     Series 1992B MB
     6.50%                        02/01/02   $    200  $      206,463
   ABN AMRO MuniTops Certificates
     RB Series 2000-6 DN (MBIA
     Insurance and ABN-AMRO Bank
     N.V. LOC) (VMG-1)
     2.19%(b)                     10/05/01      3,500       3,500,000
   Allendale Board of Education GO
     Series 2001 BAN
     3.25%                        01/07/02      2,000       2,002,894
   Bergen County Improvement
     Authority Multi-Family
     Housing RB (Kentshire
     Apartments Project)
     Series 2001 DN (VMIG-1)
     2.30%(b)                     10/05/01      3,000       3,000,000
   Bernards Township Sewer
     Authority RB Series 1985 MB
     4.35%                        12/15/01      3,000       3,002,088
   Bordentown Township GO
     Series 2001 BAN
     3.50%                        07/19/02      2,375       2,389,734
   Butler GO Series 2001 BAN
     3.10%                        09/06/02      3,000       3,016,348
   Camden County Improvement
     Authority RB (Jewish Community
     Center Project) Series 1995
     DN (National Westminster Bank
     LOC) (VMIG-1)
     2.05%(b)                     10/05/01        260         260,000
   Carlstadt GO Series 2001 BAN
     3.50%                        03/22/02      1,963       1,965,239
   Chathams District Board of
     Education GO Series 2001 MB
     4.90%                        01/15/02        590         592,996
   Chester Township GO
     Series 2001 BAN
     3.25%                        05/31/02      1,297       1,300,768
   Cranford Township GO
     Series 2001 BAN
     3.25%                        03/15/02      1,000       1,002,667
   Delaware River Port Authority
     New Jersey and Pennsylvania
     P-Floats RB Series 1999-606
     DN (FSA Insurance) (A-1+)
     2.14%(b)                     10/05/01      1,200       1,200,000
   Delaware River Port Authority
     New Jersey and Pennsylvania
     RB (Merlots Project) Series
     2000B-04 DN (First Union Bank
     LOC) (VMIG-1)
     2.29%(b)                     10/05/01      2,500       2,500,000
   Fort Lee GO Series 2001 BAN
     3.00%                        02/28/02      2,000       2,004,832
   Hackettstown GO Series 2001 BAN
     4.00%                        03/01/02      1,229       1,232,298
   Hillsdale GO Series 2001 BAN
     3.50%                        04/05/02      1,000       1,001,477
   Jersey City Utilities Authority
     Sewer RB Series 1998 MB (FSA
     Insurance)
     3.60%                        12/01/01        990         990,821



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Kinnelon GO Series 2000 BAN
     5.00%                        12/07/01   $  1,736  $    1,738,133
     3.75%                        03/07/02      1,000       1,001,665
     3.40%                        03/29/02        925         927,669
     3.55%                        03/29/02        900         901,496
   Lower Township GO Series
     2001 BAN
     3.60%                        01/25/02      1,000       1,000,272
   Maywood GO Series 2001 BAN
     3.50%                        06/14/02      1,000       1,005,455
   Mercer County Improvement
     Authority RB (Atlantic
     Financial and Johnson
     Project) Series 1998 DN
     (MBIA Insurance) (A-1+)
     2.28%(b)                     10/05/01      1,700       1,700,000
   Middlesex County Improvement
     Authority Lease RB
     (Guaranteed Capital Equipment
     Project) Series 2001 MB
     2.65%                        08/15/02        700         700,000
   Monroe Township, Middlesex
     County GO Series 2001 BAN
     3.50%                        07/22/02      2,000       2,013,327
   Morris County GO Series 1995 MB
     6.00%                        07/15/02        150         154,093
   New Jersey Economic Development
     Authority GO Series 2001-827
     MB (A-1+)
     2.55%                        09/12/02      1,995       1,995,000
   New Jersey Economic Development
     Authority Multi-Mode IDRB (V
     and S Amboy Galvanizing LLC
     Project) Series 1999 DN
     (KeyBank N.A. LOC)
     2.50%(b)                     10/05/01      3,420       3,420,000
   New Jersey Economic Development
     Authority Natural Gas
     Facilities RB (Natural Gas
     Co. Project) Series 1998A DN
     (Bank of New York LOC)
     (A-1+, VMIG-1)
     1.85%(b)                     10/05/01      1,900       1,900,000
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric and Gas Co. Project)
     Series 1995A DN (Swiss Bank
     LOC) (A-1+, VMIG-1)
     1.92%(b)                     10/05/01      1,400       1,400,000
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric and Gas Co. Project)
     Series 1996 DN (Swiss Bank LOC)
     (A-1+, VMIG-1)
     2.15%(b)                     10/05/01        750         750,000
   New Jersey Economic Development
     Authority RB (ARND LLC Project)
     Series 2000 DN (First Union
     Bank LOC)
     2.20%(b)                     10/05/01      1,900       1,900,000
   New Jersey Economic Development
     Authority RB (Beldar Business
     Form Manufacturing Project)
     Series 1999 DN (First Union
     Bank LOC)
     2.25%(b)                     10/05/01      1,095       1,095,000
   New Jersey Economic Development
     Authority RB (Bethany Baptist
     Church Project) Series 1998 DN
     (First Union Bank LOC)
     2.15%(b)                     10/05/01      2,920       2,920,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)



                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Denglas
     Technologies Project) Series
     2000 DN
     (Commerce Bank LOC)
     2.48%(b)                     10/05/01   $  4,590  $    4,590,000
   New Jersey Economic Development
     Authority RB (Facile Holdings,
     Inc. Project) Series 1998 DN
     (First Union Bank LOC) (A-1,
     VMIG-1)
     2.15%(b)                     10/05/01      5,885       5,885,000
   New Jersey Economic Development
     Authority RB (Far Sighted
     Investment LLC Project)
     Series 1998A DN (First Union
     Bank LOC)
     2.25%(b)                     10/05/01      1,180       1,180,000
   New Jersey Economic Development
     Authority RB (Hamilton
     Industrial Development
     Project) Series 1998
     DN (First Union Bank LOC)
     2.20%(b)                     10/05/01      1,930       1,930,000
   New Jersey Economic Development
     Authority RB (J. James Realty
     Co. Project) Series 1998 DN
     (First Union Bank LOC)
     2.25%(b)                     10/05/01        720         720,000
   New Jersey Economic Development
     Authority RB (Jersey Juice, Inc.
     Project) Series 1997 DN (First
     Union Bank LOC)
     2.25%(b)                     10/05/01      2,440       2,440,000
   New Jersey Economic Development
     Authority RB (Jewish Community
     Foundation of Metro West
     Project) Series 1998 DN
     (First Union Bank LOC)
     2.10%(b)                     10/05/01        100         100,000
   New Jersey Economic Development
     Authority RB (Kenwood USA Corp.
     Project) Series 1985 DN (Bank
     of New York LOC) (P-1)
     2.15%(b)                     10/05/01      6,000       6,000,000
   New Jersey Economic Development
     Authority RB (Local Housing
     Project) Series 1992D-1 DN
     (Banque Nationale de Paris LOC)
     (VMIG-1)
     2.20%(b)                     10/05/01        680         680,000
   New Jersey Economic Development
     Authority RB (Nandan Co.
     Project) Series 2000 DN (A-1)
     2.33%(b)                     10/05/01      4,300       4,300,000
   New Jersey Economic Development
     Authority RB (Natural Gas
     Company Project) Series 1995A
     DN (AMBAC Insurance)
     (A-1+, VMIG-1)
     2.70%(b)                     10/05/01      1,500       1,500,000
   New Jersey Economic Development
     Authority RB (Newark Fibers,
     Inc. Project) Series 1998 DN
     (Bank of New York LOC)
     2.35%(b)                     10/05/01      1,350       1,350,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Ninette Group LP
     Project) Series 1998 DN (First
     Union Bank LOC) (VMIG-1)
     2.25%(b)                     10/05/01   $    700  $      700,000
   New Jersey Economic Development
     Authority RB (Parke Place
     Association Project) Series
     2000 DN (Commerce Bank LOC)
     2.48%(b)                     10/05/01      2,865       2,865,000
   New Jersey Economic Development
     Authority RB (Pennington
     Montessori School Project)
     Series 1998 DN (First Union
     Bank LOC)
     2.25%(b)                     10/05/01      1,290       1,290,000
   New Jersey Economic Development
     Authority RB (R. Realty Co.
     Project) Series 1996 DN
     (First Union Bank LOC)
     2.10%(b)                     10/05/01      2,535       2,535,000
   New Jersey Economic Development
     Authority RB (St. James Prep.
     and Social Service Project)
     Series 1998 DN (First Union
     Bank LOC)
     2.10%(b)                     10/05/01      1,200       1,200,000
   New Jersey Economic Development
     Authority RB (Thermal Energy
     LP Project) Series 1995 DN
     (Escrowed in U.S. Treasury
     Securities)
     2.45%(b)                     10/05/01      6,000       6,000,000
   New Jersey Economic Development
     Authority RB (Venice Maid Foods
     Project) Series 1997 DN (First
     Union Bank LOC)
     2.20%(b)                     10/05/01      1,000       1,000,000
   New Jersey Economic Development
     Authority RB (Wechsler Coffee
     Corp. Project) Series 1998 DN
     (First Union Bank LOC)
     2.25%(b)                     10/05/01      1,105       1,105,000
   New Jersey Economic Development
     Authority RB (Wood Hollow
     Associates Project) Series 1997 DN
     (First Union Bank LOC) (A-1)
     2.20%(b)                     10/05/01      2,230       2,230,000
   New Jersey Economic Development
     Authority Thermal Energy
     Facilities RB (Marina Energy
     LLC Project) Series 2001A DN
     (First Union Bank LOC)
     (A-1, MIG-1)
     2.20%(b)                     10/05/01      3,500       3,500,000
   New Jersey Economic Development
     Authority Water Facilities
     Refunding RB (United Water Co.
     of New Jersey Project) Series
     1996C DN (Bank of New York
     LOC)
     2.70%(b)                     10/01/01      1,500       1,500,000
   New Jersey Environmental
     Infrastructure Refunding RB
     (Wastewater Treatment Project)
     Series 2001A MB
     4.60%                        05/15/02        350         353,495
   New Jersey Housing and Mortgage
     Finance Agency RB (Merlots
     Project) Series 2000A-2 DN
     (MBIA Insurance)
     2.34%(b)                     10/05/01      2,500       2,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1996
     DN (AMBAC and Merrill Lynch
     Inc. Insurance) (A-1+)
     2.14%(b)                     10/05/01   $  5,805  $   5,805,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1999
     DN (MBIA Insurance) (A-1+)
     2.19%(b)                     10/05/01      1,860       1,860,000
   New Jersey Housing and Mortgage
     Finance Agency Tax-Exempt Eagle
     Trust Certificates Series
     1997A DN (Citibank LOC) (A-1+)
     2.18%(b)                     10/05/01      3,740       3,740,000
   New Jersey Sports and Exposition
     Authority RB Series 1992C DN
     (MBIA Insurance) (A-1, VMIG-1)
     2.00%(b)                     10/05/01        280         280,000
   New Jersey State Educational
     Development Authority RB
     (Princeton Project) Series
     2000 DN (Society General LOC)
     (A-1+)
     2.14%(b)                     10/05/01     10,720      10,720,000
   New Jersey State Educational
     Facilities Authority RB
     (Caldwell College Project)
     Series 2000B DN (Allied
     Irish Bank PLC LOC) (VMIG-1)
     2.05%(b)                     10/05/01        600         600,000
   New Jersey State GO Series
     1991 MB
     6.00%                        08/01/02      1,000       1,031,709
   New Jersey State GO Series
     1992D MB (Aa1)
     5.30%                        02/15/02        450         454,381
   New Jersey State Transportation
     Corp. GO Series 2001A TECP
     (A-1+, P-1)
     2.35%                        01/14/02      1,500       1,500,000
   New Jersey Turnpike Authority
     RB (Eagle Trust Project)
     Series 2000 DN (MBIA
     Insurance) (A-1+)
     2.18%(b)                     10/05/01      3,000       3,000,000
   North Bergen Township GO Series
     2001 BAN (MIG-1)
     3.25%                        05/17/02      1,500       1,503,636
   Northern Burlington County
     Regional School District GO
     Series 2001 MB
     3.65%                        03/22/02      1,200       1,202,727
   Penns Grove-Carneys Point
     Regional School District GO
     Series 2000 MB
     (FGIC Insurance)
     5.60%                        03/01/02        150         151,744
   Port Authority of New Jersey
     and New York RB Series 2000
     DN (MBIA Insurance) (VMIG-1)
     2.34%(b)                     10/05/01      1,355       1,355,000
   Port Authority of New Jersey
     and New York RB Series
     2000-19 DN (ABN-AMRO Bank N.V.
     LOC) (VMIG-1)
     2.19%(b)                     10/05/01      2,900       2,900,000
   Port Authority of New Jersey
     and New York Versatile
     Structure Obligations
     RB Series 1995 DN
     (A-1+, VMIG-1)
     2.65%(b)                     10/01/01      1,250       1,250,000
   Rutgers State University RB
     Series 1997U MB
     4.13%                        05/01/02        200         201,103



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Salem County Pollution Control
     Financing Authority PCRB
     (Atlantic City Electric Co.
     Project) Series 1997B DN
     (Bank of New York LOC)
     (A-1+, VMIG-1)
     2.10%(b)                     10/05/01   $    400  $      400,000
   Salem County Pollution Control
     Financing Authority PCRB
     (E.I. DuPont de Nemours
     Project) Series 1982A DN
     (A-1+, VMIG-1)
     2.35%(b)                     10/05/01      9,600       9,600,000
   Seaside Heights GO Series 2001
     BAN (First Union Bank LOC)
     4.25%                        02/15/02      1,000       1,003,381
   Secaucus GO Series 2001 BAN
     3.30%                        01/18/02      1,942       1,944,505
   Southeast Morris County
     Municipal Water Authority
     Refunding RB Series 2001 MB
     4.00%                        01/01/02        800         802,484
   Vineland GO Series 2001 BAN
     3.75%                        01/17/02      4,500       4,509,693
   Voorhees Township GO
     Series 2000B BAN
     4.70%                        10/16/01      1,000       1,000,116
                                                       --------------
                                                          171,959,709
                                                       --------------
PUERTO RICO--0.5%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985
     DN (Credit Suisse LOC)
     (A-1+, VMIG-1)
     1.90%(b)                     10/05/01        100         100,000
   Puerto Rico Industrial, Medical
     & Environmental Pollution
     Control Facilities Financing
     Authority RB (Ana G. Mendez
     Foundation Project) Series
     1985 DN (Bank of Tokyo LOC)
     (A-1)
     2.45%(b)                     10/05/01        800         800,000
                                                       --------------
                                                              900,000
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $172,859,709(a))                       99.5%     172,859,709

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                0.5%         860,261
                                               ------  --------------
NET ASSETS (Equivalent to $1.00 per
   share based on 97,005,109
   Institutional shares, 60,317,650
   Service shares and 16,411,650
   Investor A shares outstanding)              100.0%  $  173,719,970
                                               ======  ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($173,719,970 [DIVIDE] 173,734,409)                          $1.00
                                                                =====

--------------------------
(a) Aggregate cost for Federal tax purposes.

(b) Rates shown are the rates as of September 30, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS--99.7%
NORTH CAROLINA--95.8%
   Buncombe County GO
     Series 1996 MB
     4.50%                        04/01/02   $    200  $      201,814
   Buncombe County GO Series 1997
     DN (A-1+, VMIG-1)
     2.35%(b)                     10/05/01      4,790       4,790,000
   Buncombe County Industrial
     Facilities and Pollution
     Control Financing Authority
     RB (Lustar Dyeing, Inc.
     Project) Series 1998 DN
     (First Union Bank LOC)
     2.45%(b)                     10/05/01      2,620       2,620,000
   Cary County GO Series 1996 MB
     5.20%                        04/01/02        150         151,507
   Charlotte Certificates of
     Participation (Equipment
     Acquisition Project)
     Series 2001A MB (Aa1)
     4.00%                        03/01/02        565         566,820
   Chatham County GO
     Series 2001 MB (A1)
     3.00%                        05/01/02        270         270,772
   Cumberland County GO Series
     1998 MB (FGIC Insurance)
     4.80%                        03/01/02        150         151,318
   Cumberland County Hospital
     Facilities RB (Cumberland
     County Hospital System
     Project) Series 1991 MB
     (MBIA Insurance)
     6.00%                        10/01/01      4,700       4,700,000
   Durham County GO Series 1992 MB
     5.75%                        02/01/02        955         983,110
   East Carolina University RB
     (Athletic Facilities Student
     Fee Project) Series 1994 MB
     (AMBAC Insurance)
     4.85%                        05/01/02        150         151,835
   Gaston County GO Series 2001 MB
     (FGIC Insurance)
     4.00%                        03/01/02        445         447,387
   Green County Industrial
     Facilities and Pollution
     Control Financing Authority
     IDRB (Federal Paper Board Co.,
     Inc. Project) Series 1989 DN
     (Wachovia Bank N.A. LOC)
     (VMIG-1)
     2.35%(b)                     10/05/01      1,600       1,600,000
   Greensboro Certificates of
     Participation (Equipment
     Acquisition Project) Series
     2000 DN (A-1+, VMIG-1)
     2.25%(b)                     10/05/01      5,700       5,700,000
   Greensboro GO Series 1992 MB
     6.10%                        03/01/02        200         204,787
     6.25%                        03/01/02      1,000       1,032,211
     6.30%                        03/01/02        300         310,393
   Greensboro GO Series 1996 MB
     4.70%                        03/01/02        250         252,120
   Guilford County Industrial
     Facilities and Pollution
     Control Financing Authority
     IDRB (Quantum Group, Inc.
     Project) Series 2000 DN
     (Bank of America N.A. LOC)
     2.40%(b)                     10/05/01      1,090       1,090,000
   Iredell County Industrial
     Facilities and Pollution
     Control Financing Authority
     RB (B and B Fabricators
     Project) Series 1999 DN (Bank
     of America N.A. LOC)
     2.40%(b)                     10/05/01      3,400       3,400,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Lee County Industrial Facilities
     and Pollution Control
     Financing Authority RB
     (Var-Arden Corp. Project)
     Series 1999 DN (Commerical
     Bank of Detroit N.A. LOC)
     2.45%(b)                     10/05/01   $  4,800  $    4,800,000
   Lee County Industrial Facilities
     and Pollution Control
     Financing Authority Refunding
     IDRB (Trion, Inc. Project)
     Series 1995 DN (Wachovia Bank
     N.A. LOC)
     2.35%(b)                     10/05/01        100         100,000
   Mecklenburg County Certificates
     of Participation Series 2000
     DN (A-1+, VMIG-1)
     2.30%(b)                     10/05/01        200         200,000
   Mecklenburg County GO
     Series 1993 MB
     4.10%                        04/01/02        300         302,052
   Mecklenburg County GO Series
     1996B DN (Bank of America N.A.
     LOC) (VMIG-1)
     2.20%(b)                     10/05/01        200         200,000
   Mecklenburg County GO Series
     1996C DN (Bank of America N.A.
     LOC) (A-1+, VMIG-1)
     2.20%(b)                     10/05/01        100         100,000
   Mecklenburg County GO
     Series 2000D MB
     4.75%                        04/01/02      3,000       3,029,231
   Mecklenburg County GO Series
     2000E DN (A-1+, VMIG-1)
     2.25%(b)                     10/05/01      4,200       4,200,000
   Mecklenburg County GO Series
     2001B DN (A-1+, VMIG-1)
     2.25%(b)                     10/05/01      2,000       2,000,000
   Mecklenburg County Industrial
     Facilities and Pollution
     Control Financing Authority
     IDRB (Griffith Micro Science
     Project) Series 1995
     DN (ABN-AMRO Bank N.V. LOC)
     (A-1+)
     2.30%(b)                     10/05/01      1,500       1,500,000
   Mecklenburg County Industrial
     Facilities and Pollution
     Control Financing Authority
     IDRB (Otto Industries, Inc.
     Project) Series 1988 DN
     (Bank of Austria LOC)
     2.40%(b)                     10/05/01      1,215       1,215,000
   Mecklenburg County Industrial
     Facilities and Pollution
     Control Financing Authority
     IDRB (Piedmont Plastics
     Project) Series 1997 DN
     (Branch Banking and Trust Co.
     LOC)
     2.45%(b)                     10/05/01      3,940       3,940,000
   Mecklenburg County Public
     Improvement GO Series 1998B
     MB
     4.30%                        02/01/02        250         250,984
   New Hanover County Industrial
     Facilities IDRB (Interroll
     Corp. Project) Series 1989 DN
     (Bank of America N.A. LOC)
     (A-1+, VMIG-1)
     2.40%(b)                     10/05/01        695         695,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Agricultural
     Finance Authority Agricultural
     Development RB (Harvey
     Fertilizer and Gas Co.
     Project) Series 1995 DN
     (Wachovia Bank N.A. LOC)
     2.35%(b)                     10/05/01   $    840  $      840,000
   North Carolina Capital
     Facilities Finance Agency
     Educational Facilities RB
     (Mars Hill College Project)
     Series 2001 DN (Branch
     Banking and Trust Co. LOC)
     (VMIG-1)
     2.30%(b)                     10/05/01      2,000       2,000,000
   North Carolina Capital
     Improvement GO Series
     1994A MB
     4.70%                        02/01/02        300         302,017
   North Carolina Housing Finance
     Agency RB (Merlots Project)
     Series 2000A-37 DN (First
     Union Bank LOC) (VMIG-1)
     2.44%(b)                     10/05/01      2,900       2,900,000
   North Carolina Housing Finance
     Authority RB (Merlots Projects)
     Series 2001A-70 DN (First
     Union Bank LOC) (VMIG-1)
     2.44%(b)                     10/05/01      2,500       2,500,000
   North Carolina Medical Care
     Commission Health Care
     Facilities RB (Lutheran
     Services for the Aging
     Project) Series 1998 DN
     (Branch Banking and Trust Co.
     LOC) (A-1)
     2.35%(b)                     10/05/01        100         100,000
   North Carolina Medical Care
     Commission Health Systems RB
     (Catholic Health East Project)
     Series 1998D DN (A-1+, VMIG-1)
     2.23%(b)                     10/05/01        700         700,000
   North Carolina Medical Care
     Commission Hospital RB
     (Alamance Health Services,
     Inc. Project) Series 1992 MB
     6.38%                        08/15/02        500         526,906
   North Carolina Medical Care
     Commission Hospital RB (Angel
     Medical Center, Inc. Project)
     Series 1997 DN (First Union
     Bank LOC) (A-1)
     2.25%(b)                     10/05/01        500         500,000
   North Carolina Medical Care
     Commission Hospital RB
     (Baptist Hospital Project)
     Series 1992B DN (Wachovia
     Bank N.A. LOC)
     (A-1+, VMIG-1)
     2.23%(b)                     10/05/01        600         600,000
   North Carolina Medical Care
     Commission Hospital RB
     (Baptist Hospital Project)
     Series 2000 DN
     (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     2.23%(b)                     10/05/0      13,600       3,600,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985D DN (A-1+, VMIG-1)
     2.40%(b)                     10/05/01        300         300,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care
     Commission Hospital RB
     (Lutheran Retirement Project)
     Series 1999 DN (Bank of
     America N.A. LOC) (VMIG-1)
     2.30%(b)                     10/05/01   $    160  $      160,000
   North Carolina Medical Care
     Commission Hospital RB
     (McDowell Hospital, Inc.
     Project) Series 1999 DN (A-1)
     2.25%(b)                     10/05/01        900         900,000
   North Carolina Medical Care
     Commission Hospital RB (Moses
     H. Cone Memorial Hospital
     Project) Series 1993 DN
     (Wachovia Bank N.A. LOC)
     (A-1+)
     2.25%(b)                     10/05/01      1,400       1,400,000
   North Carolina Medical Care
     Commission Hospital RB (Moses
     H. Cone Memorial Hospital
     Project) Series 1995 DN
     (Wachovia Bank N.A. LOC)
     (A-1+)
     2.25%(b)                     10/05/01        200         200,000
   North Carolina Medical Care
     Commission Hospital RB (Park
     Ridge Hospital Project) Series
     1988 DN (Bank of America N.A.
     LOC) (A-1)
     2.30%(b)                     10/05/01      1,000       1,000,000
   North Carolina Medical Care
     Commission Hospital RB
     (Pooled Equipment Financing
     Project) Series 1985 DN (MBIA
     Insurance) (A-1+, VMIG-1)
     2.25%(b)                     10/05/01      2,500       2,500,000
   North Carolina Ports Authority
     Exempt Facilities RB
     (Wilmington Bulk LLC
     Project) Series 2001A DN
     (Branch Banking and Trust Co.
     LOC)
     2.45%(b)                     10/05/01      3,000       3,000,000
   North Carolina State GO
     Series 1992A MB
     6.10%                        03/01/02        100         103,155
   North Carolina State GO
     Series 1997A MB
     5.10%                        03/01/02      1,400       1,415,125
   North Carolina State GO Series
     2000I-12 DN (A-1+)
     2.38%(b)                     10/05/01      2,000       2,000,000
   North Carolina State Highway GO
     Series 1997A MB
     4.50%                        05/01/02      1,000       1,012,365
   North Carolina State Public
     School Building GO Series
     1999 MB
     4.50%                        04/01/02      2,000       2,014,481
   Pender County GO Series 2001 MB
     (AMBAC Insurance)
     4.40%                        03/01/02        500         503,559
   Raleigh County Certificates of
     Participation (Packaging
     Facilities Project) Series
     2000A DN (A-1+, VMIG-1)
     2.25%(b)                     10/05/01      3,125       3,125,000
   Randolph County GO Series 1992
     MB
     6.20%                        05/01/02        100         102,163

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)



                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Randolph County Industrial
     Facilities
     and Pollution Control Finance
     Authority RB (Jowat Corp.
     Project) Series 1999 DN
     (Wachovia Bank N.A. LOC)
     2.35%(b)                     10/05/01   $  2,500  $    2,500,000
   Rockingham County Industrial
     Facilities and Pollution
     Control Finance Authority RB
     (Medibeg, Inc. Project)
     Series 1997 DN
     (Wachovia Bank N.A. LOC) (AA2)
     2.35%(b)                     10/05/01      1,900       1,900,000
   Rutherford County Industrial
     Facilities and Pollution
     Control Finance Authority RB
     (All American Homes Project)
     Series 1996 DN (Banc One
     N.A. LOC)
     2.50%(b)                     10/05/01      1,300       1,300,000
   Rutherford County Industrial
     Facilities and Pollution
     Control Finance Authority RB
     (Thieman Metal Technologies
     LLC Project) Series 1998 DN
     (Branch Banking and Trust Co.
     LOC)
     2.45%(b)                     10/05/01      2,550       2,550,000
   Sampson County Industrial
     Facilities and Pollution
     Control Financing Authority
     IDRB (Dubose Strapping, Inc.
     Project) Series 1997 DN
     (First Union Bank LOC) (A-1)
     2.45%(b)                     10/05/01      1,520       1,520,000
   Union County GO Series 2001 MB
     4.00%                        03/01/02      1,800       1,805,444
   Union County Industrial
     Facilities and Pollution
     Control Financing Authority
     IDRB (Rock-Tenn Converting
     Co. Project) Series 1997 DN
     (Suntrust Bank N.A. LOC)
     2.45%(b)                     10/05/01      1,750       1,750,000
   University of Greensboro RB
     Series 2001A MB (FSA
     Insurance)
     4.38%                        04/01/02        440         443,598
   Wake County Public Improvement
     GO Series 1998 MB
     4.50%                        03/01/02      1,950       1,967,246
   Warren County Industrial
     Facilities and Pollution
     Control Financing Authority
     RB (Glen Raven Mills, Inc.
     Project) Series 1997 DN
     (Wachovia Bank N.A. LOC)
     2.35%(b)                     10/05/01      1,500       1,500,000
   Washington County Industrial
     Facilities and Pollution
     Control Financing Authority
     RB (Mackeys Ferry Sawmill,
     Inc. Project) Series 1997 DN
     (Wachovia Bank N.A. LOC)
     2.35%(b)                     10/05/01      2,000       2,000,000
   Wilkes County Industrial
     Facilities and Pollution
     Control Financing Authority
     RB (Schas Circular
     Industries, Inc. Project)
     Series 1997A DN (Fleet
     National Bank LOC) (A-1)
     2.35%(b)                     10/05/01      5,590       5,590,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Winston-Salem Certificates of
     Participation (Risk
     Acceptance Management Corp.
     Project) Series 1988 DN
     (National Westminister Bank
     LOC) (A-1+)
     2.35%(b)                     10/05/01   $    260  $      260,000
   Winston-Salem GO Series 1990 DN
     (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     2.25%(b)                     10/05/01        620         620,000
                                                       --------------
                                                          111,167,400
                                                       --------------
PUERTO RICO--3.9%
   Puerto Rico Commonwealth
     Infrastructure Financing
     Authority Special P-Float
     Receipts Series 2001PT-1274
     DN (Merrill Lynch SBPA LOC)
     (A-1+)
     2.06%(b)                     10/05/01        350         350,000
   Puerto Rico Electric Power
     Authority Power RB Trust
     Receipts Series 1997 SGA-43
     DN (Society General LOC)
     (A-1+)
     2.20%(b)                     10/05/01        200         200,000
   Puerto Rico Industrial, Medical
     & Environmental Pollution
     Control Facilities Financing
     Authority RB (Ana G. Mendez
     Foundation Project) Series
     1985 DN (Bank of Tokyo LOC)
     (A-1)
     2.45%(b)                     10/05/01      4,000       4,000,000
                                                       --------------
                                                            4,550,000
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $115,717,400(a))                       99.7%     115,717,400

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                0.3%         361,711
                                             --------  --------------
NET ASSETS (Equivalent to $1.00
   per share based on 115,140,013
   Institutional shares, 519,221
   Service shares, 415,133
   Investor A shares and 5,649
   Investor B shares outstanding)              100.0%  $  116,079,111
                                               ======  ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND INVESTOR B
   SHARE
   ($116,079,111 [DIVIDE] 116,080,016)                          $1.00
                                                                =====

---------------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS--99.8%
OHIO--99.1%
   ABN AMRO Munitops Trust
     Certificates Series 2001-3 DN
     (MBIA Insurance) (VMIG-1)
     2.26%(b)                     10/05/01   $  5,330  $    5,330,000
   Akron Bath Copley Township RB
     (General Medical Center
     Project) Series 1991 DN
     (Kredietbank LOC)
     6.50%(b)                     10/05/01        750         772,583
   American Municipal Power, Inc.
     Electric System Improvement
     RB Series 2001 MB
     2.60%                        11/30/01        935         935,000
     4.40%                        11/30/01        575         575,000
     2.95%                        06/21/02        750         750,000
   American Municipal Power, Inc.
     RB Series 2000 BAN
     4.85%                        11/09/01      1,080       1,080,000
     4.80%                        11/30/01      1,165       1,165,000
     4.50%                        12/29/01        750         750,000
   Belmont County Limited GO
     Series 2001 BAN
     2.62%                        10/10/02        500         501,555
   Brooklyn IDRB (Dylon
     Industries, Inc. Project)
     Series 1999 DN (KeyBank N.A.
     LOC)
     2.50%(b)                     10/05/01      1,055       1,055,000
   Brunswick School District
     School Improvement Bonds
     Series 1999 MB (Kredietbank
     LOC)
     3.70%                        12/01/01        200         200,195
   Butler County Hospital
     Facilities RB Series 1991 MB
     (FGIC Insurance) (AAA/Aaa)
     6.40%                        11/15/01      1,000       1,002,268
   Butler County GO Series 2001
     BAN
     3.11%                        06/13/02      1,000       1,002,172
   Carroll County Health Care
     Facilities RB (Saint John's
     Villa Project) Series 2000 DN
     (National City Bank N.A. LOC)
     2.40%(b)                     10/05/01      1,400       1,400,000
   Celina County Limited Tax GO
     Series 2001 BAN
     3.25%                        06/20/02        680         681,659
   Champaign County IDRB (Allied
     Signal, Inc. Project) Series
     1998 DN (A-1)
     2.65%(b)                     10/05/01      1,000       1,000,000
   Cincinnati School District GO
     (School Improvement Project)
     Series 2001 MB (MBIA
     Insurance)
     3.25%                        12/01/01        950         951,540
   Clark County Limited Tax GO
     Series 2001 BAN
     3.35%                        02/25/02        500         501,279
   Cleveland Parking Facilities
     Improvement RB Series 1992 MB
     8.00%                        09/15/02        600         643,804
   Cleveland Waterworks First
     Mortgage RB Series 1992 MB
     (Kredietbank LOC)
     6.50%                        01/01/02      1,375       1,413,375
   Clyde County Limited Tax GO
     Series 2001 BAN
     3.30%                        06/20/02        500         500,869
     3.45%                        06/20/02        450         450,782



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Columbus Unlimited Tax Refunding
     GO Series 1998B MB
     5.00%                        05/15/02   $  1,000  $    1,015,308
   Columbus Water System RB
     Series 1991 MB
     6.00%                        11/01/01        330         337,303
   Cuyahoga County Hospital
     Improvement Refunding RB
     (University Hospitals Health
     Project) Series 1996A MB
     6.00%                        01/15/02      1,340       1,350,802
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation
     Project) Series 1997C DN
     (A-1+, VMIG-1)
     2.30%(b)                     10/05/01      1,025       1,025,000
   Cuyahoga County IDRB (Actron
     Manufacturing Project) Series
     1998 DN (National City Bank
     N.A. LOC)
     2.55%(b)                     10/05/01        915         915,000
   Cuyahoga County IDRB (Cleveland
     Gear Company, Inc. Project)
     Series 1998 DN (KeyBank N.A.
     LOC)
     2.50%(b)                     10/05/01      1,700       1,700,000
   Cuyahoga County IDRB (Northstar
     Project) Series 1998 DN
     (KeyBank N.A. LOC)
     2.50%(b)                     10/05/01      1,315       1,315,000
   Cuyahoga County Jail Facilities
     Unlimited Tax GO Series 1991
     MB
     7.00%                        10/01/01        500         510,000
   Cuyahoga Falls School District
     School Improvement Notes
     Series 2001 BAN
     3.78%                        04/23/02        610         610,920
   Delaware County IDRB (Air Waves,
     Inc. Project) Series 1995 DN
     (KeyBank N.A. LOC)
     2.50%(b)                     10/05/01        725         725,000
   Delhi Township Public Safety GO
     Series 2001 MB
     2.50%                        10/15/02        125         125,000
   Dover County GO Series 2001 BAN
     3.25%                        05/29/02      1,100       1,103,084
   Dublin School District GO Series
     2000 BAN (MIG-1)
     4.53%                        12/12/01      1,000       1,000,434
   Erie County IDRB (Brighton Manor
     Co. Project) Series 1986 DN
     (Bank One N.A. LOC)
     2.50%(b)                     10/05/01      4,200       4,200,000
   Euclid School District Limited
     Tax GO Series 2001 BAN
     3.20%                        12/11/01        530         530,403
   Fairfield County GO Series
     2000 BAN
     4.88%                        10/11/01        500         500,056
     3.42%                        01/24/02        820         820,671
     3.80%                        03/13/02        700         701,207
     3.32%                        05/31/02        250         250,595
     3.00%                        09/05/02        700         703,038
   Forest Park GO Series 2000 BAN
     5.26%                        10/11/01        500         500,106

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)



                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Franklin County Economic
     Development RB (Ferguson
     Steel Co., Inc. Project)
     Series 1999 DN (Bank One N.A.
     LOC)
     2.50%(b)                     10/05/01   $  1,400  $    1,400,000
   Franklin County Hospital
     Improvement RB Series 2001 MB
     (Kredietbank LOC)
     3.40%                        05/01/02        345         345,000
   Franklin County - Golf Pointe
     Multi-Family Housing RB
     Series 2000A DN (LaSalle
     National Bank LOC) (A-1+)
     2.33%(b)                     10/05/01      3,000       3,000,000
   Fulton County IDRB (Haas Door
     Co. & Nofziger Doors
     International, Inc. Project)
     Series 1999 DN (National City
     Bank N.A. LOC)
     2.55%(b)                     10/05/01      1,400       1,400,000
   Greene County IDRB (AFC
     Stamping & Production, Inc.,
     Barsplice Products Project)
     Series 1995 DN (National City
     Bank N.A. LOC)
     2.50%(b)                     10/05/01        780         780,000
   Greene County IDRB (Antioch
     Publishing Co. Project)
     Series 1996 DN (National City
     Bank N.A. LOC)
     2.55%(b)                     10/05/01      1,000       1,000,000
   Hamilton County Health Care
     Facilities RB (Ronald
     McDonald House Project)
     Series 2000 DN (Fifth Third
     Bank N.A. LOC)
     2.35%(b)                     10/05/01      1,650       1,650,000
   Hamilton County Hospital
     Facilities RB (Beechwood Home
     Project) Series 1997 DN (Star
     Bank N.A. LOC)
     2.35%(b)                     10/05/01      1,350       1,350,000
   Hamilton County MLB Hilltop
     Health Care Facilities RB
     Series 2001A DN (First Merit
     Bank N.A. LOC) (A-1/A-)
     2.60%(b)                     10/05/01      4,700       4,700,000
   Hamilton County Sewer System
     Improvement RB Series 2000A
     MB
     4.50%                        12/01/01        250         250,843
   Indian Hill Village Economic
     Development RB (Cincinnati
     Country Day School Project)
     Series 1999 DN (Fifth Third
     Bank N.A. LOC)
     2.25%(b)                     10/05/01      3,000       3,000,000
   Jefferson County GO Series 2000
     BAN
     4.98%                        11/15/01      2,500       2,500,529
   Lebanon GO Series 2001 BAN
     3.21%                        05/23/02        600         601,046
   Mahoning County IDRB (Serra
     Land Project) Series 1997 DN
     (KeyBank N.A. LOC)
     2.50%(b)                     10/05/01      1,750       1,750,000
   Mahoning County RB (Youngstown
     Iron & Metal, Inc. Project)
     Series 1997 DN (National City
     Bank N.A. LOC)
     2.55%(b)                     10/05/01      1,415       1,415,000
   Maple Heights GO Series 2001
     BAN
     3.00%                        08/21/02        655         656,413



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Mentor IDRB (Arrow Machine Co.
     Ltd. Project) Series 1997 DN
     (First Mortgage Bank LOC)
     2.60%(b)                     10/05/01   $  1,895  $    1,895,000
   Miami County GO (Building
     Improvement Project)
     Series 2001 BAN
     3.29%                        02/01/02        500         500,639
   Monroe County GO Series 2001
     BAN
     3.53%                        01/30/02      1,500       1,504,496
   Montgomery County Health
     Facilities Authority RB
     (Catholic Health Initiatives
     Project) Series 1997B DN
     (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     2.35%(b)                     10/05/01        900         900,000
   Muskingum County GO Series
     2001A BAN
     3.21%                        05/30/02        625         625,842
   Nelsonville GO Series 2001 BAN
     3.71%                        03/13/02      1,015       1,016,136
   North Royalton GO Series 2001
     BAN
     2.95%                        08/14/02        500         501,055
   Ohio Housing Finance Agency
     Multi-Family Housing RB
     (Lincoln Park Association
     Project) Series 1985 MB (Bank
     One N.A. LOC) (VMIG-1)
     3.50%                        11/01/01        705         705,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (The
     Club at Spring Valley
     Apartments Project) Series
     1996A DN (KeyBank N.A.
     LOC) (SP-1)
     2.35%(b)                     10/05/01      3,400       3,400,000
   Ohio Housing Finance Agency RB
     (Merlots Project) Series
     2001A-78 DN (First Union Bank
     LOC) (VMIG-1)
     2.44%(b)                     10/05/01      4,605       4,605,000
   Ohio Housing Finance Authority
     RB Series 2000AA DN
     (Government National Mortgage
     Association LOC) (VMIG-1)
     2.44%(b)                     10/05/01      2,390       2,390,000
   Ohio IDRB (Anomatic Corp.
     Project) Series 1994 DN
     (National City Bank N.A. LOC)
     2.55%(b)                     10/05/01        955         955,000
   Ohio IDRB (Ashley Ward, Inc.
     Project) Series 1997 DN
     (Fifth Third Bank N.A. LOC)
     2.40%(b)                     10/05/01      1,310       1,310,000
   Ohio PCRB (Ross Incineration
     Project) Series 2000-1 DN
     (Banc One N.A. LOC)
     2.55%(b)                     10/05/01      3,150       3,150,000
   Ohio Public Facility Community
     Higher Education Capital
     Facilities RB Series 1999A-II
     MB
     4.50%                        11/01/01        650         650,783
   Ohio State Higher Education
     Capital Facilities RB Series
     1991B-II MB (Kredietbank LOC)
     5.88%                        12/01/01        250         256,803

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)

   Ohio State Higher Education
     Capital Facilities Unlimited
     Tax GO Series 2000B MB (Aa1)
     5.25%                        05/01/02   $    300  $      304,648
   Ohio Water Authority Solid
     Waste Disposal RB (American
     Steel & Wire Corp. Project)
     Series 1995 DN (Bank of
     America N.A. LOC) (A-1)
     2.45%(b)                     10/05/01        500         500,000
   Ohio Water Development
     Authority PCRB (Cleveland
     Electric Co. Project) Series
     1997B DN (Bank One N.A. LOC)
     (A-1+)
     2.20%(b)                     10/05/01        800         800,000
   Ohio Water Development
     Authority PCRB (Philip Morris
     Co., Inc. Project) Series
     1997 DN (P-1)
     2.35%(b)                     10/05/01      1,400       1,400,000
   Ohio Water PCRB (Duquesne Light
     Project) Series 1999B DN
     (AMBAC Insurance) (A-1+,
     VMIG-1)
     2.35%(b)                     10/05/01      4,900       4,900,000
   Olmsted Falls GO Series 2000
     BAN
     4.70%                        10/26/01        500         500,082
   Painesville IDRB (Core System
     LLC Project) Series 2000 DN
     (National City Bank N.A. LOC)
     2.55%(b)                     10/05/01      3,950       3,950,000
   Portage County IDRB (Action
     Super Abrasive Project)
     Series 1996 DN (National City
     Bank N.A. LOC)
     2.55%(b)                     10/05/01      1,010       1,010,000
   Portage County IDRB
     (Bauer/Hibbard Properties
     Ltd. Project) Series 1998 DN
     2.55%(b)                     10/05/01        600         600,000
   Portage County IDRB (Lovejoy
     Industries Project) Series
     1994 DN (Star Bank N.A. LOC)
     2.55%(b)                     10/05/01      1,060       1,060,000
   Ravenna Waterworks System
     Refunding RB Series 1999 MB
     (Kredietbank LOC)
     3.70%                        12/01/01        265         265,000
   Rocky River GO Series 2001 BAN
     3.06%                        01/25/02        500         499,936
   Rootstown GO Series 2001 BAN
     3.75%                        10/12/01      1,500       1,500,133
   Sandusky County IDRB (Brighton
     Manor Co. Project) Series
     1986 DN (Bank One N.A. LOC)
     (VMIG-1)
     2.50%(b)                     10/05/01      1,500       1,500,000
   St. Clairsville Unlimited Tax
     GO Series 2001 BAN
     3.20%                        05/02/02      1,500       1,502,988
   Stark County GO Series 2001 BAN
     3.00%                        08/15/02        880         881,860
   Strongsville IDRB (Web Plastics
     Co. Project) Series 1997 DN
     (National City Bank N.A. LOC)
     2.55%(b)                     10/05/01        875         875,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Student Loan Funding Corp.,
     Cincinnati Student Loan RB
     Series 1986A MB (A1)
     5.50%                        12/01/01   $  1,440  $    1,441,392
   Summit County IDRB (Austin
     Printing Co., Inc. Project)
     Series 1994 DN (Bank One N.A.
     LOC)
     2.55%(b)                     10/05/01        320         320,000
   Summit County IDRB (Forest
     Manufacturing Project) Series
     1994 DN (National City Bank
     N.A. LOC)
     2.55%(b)                     10/05/01        360         360,000
   Summit County IDRB (Jendrisak
     Properties Project) Series
     2001 DN (First Merit Bank
     N.A. LOC)
     2.60%(b)                     10/05/01      2,500       2,500,000
   Summit County IDRB (JRB Co.,
     Inc. Project) Series 1997 DN
     (National City Bank N.A. LOC)
     2.55%(b)                     10/05/01      2,595       2,595,000
   Summit County IDRB (Waltco
     Truck Equipment Project)
     Series 1988 MB (Skandinaviska
     Enskilda LOC)
     3.50%                        01/15/02        720         720,000
   Summit County IDRB - Sigma
     Proper Industrial Development
     Refunding RB Series 2000A DN
     (National City Bank N.A. LOC)
     2.55%(b)                     10/05/01      1,935       1,935,000
   Toledo-Lucas County Port
     Authority Development RB
     (Frostbite Brands, Inc.
     Project) Series 1993 DN (Old
     Kent Bank & Trust Co. LOC)
     (A-1)
     2.60%(b)                     10/05/01        820         820,000
   Trumbull County IDRB Series
     1999B DN (KeyBank N.A. LOC)
     2.60%(b)                     10/05/01        625         625,000
   Tuscarawas County IDRB (Primary
     Packing, Inc. Project)
     Series 2001 DN
     2.60%(b)                     10/05/01      2,200       2,200,000
   Twinsburg GO Series 2001 BAN
     3.25%                        08/29/02      1,000       1,005,682
   Union County Limited Tax GO
     Series 2001 BAN
     3.18%                        06/13/02        850         851,614
   University of Toledo General
     Receipts RB Series 2001 DN
     (FGIC Insurance) (A-1+)
     2.33%(b)                     10/05/01      1,400       1,400,000
   Vermilion GO Series 2001 BAN
     2.85%                        09/05/02        850         851,924
   Wapakoneta County GO
     Series 2000 BAN
     5.25%                        11/29/01        375         375,376
   Warren County Health Care
     Facilities RB (Otterbein
     Homes Project) Series 1998B
     DN (Fifth Third Bank N.A.
     LOC) (A-1+)
     2.25%(b)                     10/05/01        249         249,000
                                                       --------------
                                                          133,065,228
                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
PUERTO RICO--0.7%
   Puerto Rico Commonwealth
     Highway & Transportation
     Authority RB Floats, Series
     PA-534 MB (AMBAC Insurance)
     (A-1+)
     2.75%                        07/11/02   $  1,000  $    1,000,000
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $134,065,228(a))                       99.8%     134,065,228

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                0.2%         271,940
                                             --------  --------------
NET ASSETS (Equivalent to $1.00
   per share based on 77,634,664
   Institutional shares, 12,669,039
   Service shares and 44,059,266
   Investor A shares outstanding)              100.0%  $  134,337,168
                                             ========  ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($134,337,168 [DIVIDE] 134,362,969)                          $1.00
                                                                =====

-----------------------------
(a) Aggregate cost for Federal tax purposes.

(b) Rates shown are the rates as of September 30, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS--97.9%
PENNSYLVANIA--97.0%
   ABN AMRO Munitops GO Series
     2001-5 DN (FSA Insurance)
     (VMIG-1)
     2.29%(b)                     10/05/01   $  4,000  $    4,000,000
   Allegheny County GO Series
     1993C-42 DN
     4.38%(b)                     10/05/01        800         816,552
   Allegheny County Hospital
     Development Authority RB
     (Health Care Dialysis Clinic
     Project) Series 1997 DN
     (Wachovia Bank N.A. LOC)
     2.25%(b)                     10/05/01      6,400       6,400,000
   Allegheny County Sanitation
     Sewer Authority Special
     P-Float Receipts Series 2001
     PT1307 DN (A-1C+)
     2.33%(b)                     10/05/01     15,000      15,000,000
   Allentown Water Guaranteed RB
     Series 2001 MB (AMBAC
     Insurance)
     4.00%                        10/15/02        720         731,347
   Beaver County Hospital
     Authority RB (Medical Center
     Beaver, Inc. Project) Series
     1992 MB (AMBAC Insurance)
     (AAA, Aaa)
     6.63%                        07/01/02      3,000       3,145,104
   Beaver County IDA Refunding
     PCRB (Duquesne Light Co.,
     Beaver Valley Project) Series
     1990A DN (Union Bank of
     Switzerland LOC) (A-1+,
     VMIG-1)
     2.25%(b)                     10/05/01      5,600       5,600,000
   Beaver County TECP Series 1999D
     MB (A-1+, VMIG-1)
     2.35%                        12/11/01     14,650      14,650,000
   Berks County IDRB (Beacon
     Container Corp. Project)
     Series 1997A DN (First Union
     Bank LOC) (P-1)
     2.45%(b)                     10/05/01      1,685       1,685,000
   Berwick Area Junction Sewer
     Authority RB Series 2001 MB
     (MBIA Insurance)
     4.00%                        10/15/02        300         304,803
   Bethlehem Water Authority RB
     Series 1992 MB (MBIA
     Insurance)
     6.25%                        11/15/01      1,000       1,002,565
   Bucks County GO Series 2001 TRAN
     3.75%                        12/31/01      4,000       4,006,151
   Bucks County IDRB Environmental
     Improvement Refunding RB (USX
     Corp. Project) Series 1995 MB
     (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     2.40%                        10/04/01      4,440       4,440,000
   Bucks County IDRB (LTL Color
     Compounders Project) Series
     1999B DN (First Union Bank
     LOC)
     2.45%(b)                     10/05/01      3,525       3,525,000
   Bucks County St. Mary Hospital
     Authority RB (Catholic
     Healthcare Project) Series
     1997B DN (A-1+, VMIG-1)
     2.30%(b)                     10/05/01        600         600,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Cambria County Hospital
     Development Authority RB
     (Conemaugh Hospital Project)
     Series 1992B MB
     6.38%                        07/01/02   $  1,500  $    1,575,433
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen
     Co. Project) Series 1998A-1
     DN (Bayerische Hypo-Und
     Vereinsbank LOC) (VMIG-1)
     2.30%(b)                     10/05/01     11,000      11,000,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen
     Co. Project) Series 1998A-2
     DN (Bayerische Hypo-Und
     Vereinsbank LOC) (VMIG-1)
     2.30%(b)                     10/05/01     11,695      11,695,000
   Central Bucks School District
     GO Series 2000A DN (FGIC
     Insurance) (VMIG-1)
     2.36%(b)                     10/05/01      1,900       1,900,000
   Chartiers Valley Industrial and
     Commercial Development
     Authority RB Series 2000B DN
     (LaSalle National Bank LOC)
     (A-1+)
     2.33%(b)                     10/05/01      4,265       4,265,000
   Crawford County IDRB Series
     2000 DN (National City Bank
     N.A. LOC)
     2.55%(b)                     10/05/01      1,605       1,605,000
   Cumberland County IDRB (Lane
     Enterprises, Inc. Project)
     Series 1994 DN (First Union
     Bank LOC) (P-1)
     2.40%(b)                     10/05/01        420         420,000
   Cumberland County IDRB
     (Lawrence Schiff Silk Co.
     Project) Series 1998 DN
     (First Union Bank LOC)
     2.45%(b)                     10/05/01      1,630       1,630,000
   Cumberland County Municipal
     Authority RB (Presbyterian
     Homes Project) Series 1993A
     DN (Kredietbank LOC) (VMIG-1)
     2.25%(b)                     10/05/01      6,000       6,000,000
   Dallastown Area School District
     GO Series 1998 DN (FGIC
     Insurance) (A-1+)
     2.36%(b)                     10/05/01     13,365      13,365,000
   Delaware County Authority RB
     (Villanova University
     Project) Series 2001 DN
     (Chase Manhattan LOC) (SP-1+,
     VMIG-1)
     2.10%(b)                     10/05/01      3,000       3,000,000
   Delaware County IDA
     Environmental Improvement
     Refunding RB (Sunoco, Inc.
     Project) Series 1998 DN (Bank
     of America N.A. LOC) (A-1+)
     2.25%(b)                     10/05/01      7,000       7,000,000
   Delaware County IDA Solid Waste
     RB (Scott Paper Co. Project)
     Series 1984A DN (A-1+, P-1)
     2.25%(b)                     10/05/01      1,600       1,600,000
   Delaware County IDA Solid Waste
     RB (Scott Paper Co. Project)
     Series 1984B DN (A-1+, P-1)
     2.25%(b)                     10/05/01      2,000       2,000,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware County IDA Solid Waste
     RB (Scott Paper Co. Project)
     Series 1984C DN (A-1+, P-1)
     2.25%(b)                     10/05/01   $  2,400  $    2,400,000
   Delaware County IDA Solid Waste
     RB (Scott Paper Co. Project)
     Series 1984D DN (A-1+, P-1)
     2.25%(b                      10/05/01      2,900       2,900,000
   Delaware County IDA Solid Waste
     RB (Scott Paper Co. Project)
     Series 1984E DN (A-1+, P-1)
     2.25%(b)                     10/05/01      1,595       1,595,000
   Delaware County Industrial TECP
     Series 2001 MB (FGIC
     Insurance) (A-1+, VMIG-1)
     2.35%                        12/11/01      2,600       2,600,000
     2.45%                        02/14/02     11,000      11,000,000
   Delaware County Industrial TECP
     Series 2001A DN (FGIC Insurance)
     (A-1, VMIG-1)
     2.70%(b)                     10/05/01      2,000       2,000,000
   Delaware County Industrial TECP
     Series 2001C DN (FGIC Insurance)
     (A-1, VMIG-1)
     2.70%(b)                     10/05/01      2,000       2,000,000
   Delaware River Port Authority & Floats
     RB Series 1999-606 DN (FSA
     Insurance) (A-1+)
     2.14%(b)                     10/05/01      1,400       1,400,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 2001A DN (AMBAC
     Insurance) (A-1+)
     2.38%(b)                     10/05/01      5,000       5,000,000
   East Lycoming School District
     GO Series 2001 MB (FSA
     Insurance)
     2.55%                        09/15/02        605         605,000
   Eastern Pennsylvania Industrial
     & Commercial Development
     Authority IDRB (Electronic
     Data Systems Project) Series
     1993 DN (Wachovia Bank N.A.
     LOC)
     2.25%(b)                     10/05/01      7,800       7,800,000
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc.
     Project) Series 1992 DN
     (Deutsche Bank LOC) (A-1)
     2.35%(b)                     10/05/01      3,000       3,000,000
   Emmaus General Authority RB
     (Loan Program) Series 2000A
     DN (First Union Bank LOC)
     (A-1)
     2.38%(b)                     10/05/01     10,000      10,000,000
   Emmaus General Authority RB
     Pooled Loan Series 1996 DN
     (FSA Insurance) (A-1+)
     2.25%(b)                     10/05/01      1,600       1,600,000
   Erie County IDRB (American
     Turned Products Project)
     Series 1997 DN (KeyBank N.A.
     LOC)
     2.50%(b)                     10/05/01      1,760       1,760,000
   Erie County IDRB (Reed
     Manufacturing Project) Series
     1997 DN (National City Bank
     N.A. LOC)
     2.55%(b)                     10/05/01      1,000       1,000,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Erie County Prison Authority
     Lease RB Series 1991 MB (MBIA
     Insurance)
     6.25%                        11/01/01   $  1,500  $    1,504,397
   Exeter Township School District
     GO Series 1992 MB (FGIC
     Insurance)
     6.55%                        05/15/02      1,000       1,021,302
   Fayette County IDRB (Dynamic
     Material Corp. Project)
     Series 1998 DN (KeyBank N.A.
     LOC)
     2.50%(b)                     10/05/01      5,465       5,465,000
   Fox Chapel School District GO
     Series 1992A MB
     6.30%                        02/15/02      1,000       1,010,798
   Franklin County IDA Health Care
     RB Series 2000 DN (AMBAC
     Insurance) (A-1)
     2.38%(b)                     10/05/01      2,900       2,900,000
   Geisinger Authority Health
     System RB Series 1992A MB
     6.35%                        07/01/02     11,400      11,930,894
   Governor Mifflin School
     District GO Series 1992 MB
     (AMBAC Insurance)
     6.40%                        02/01/02      1,000       1,010,117
   Harrisburg Authority RB Series
     2001 DN (Bayerische
     Landesbank Girozentrale LOC)
     (A-1)
     2.33%(b)                     10/05/01     15,000      15,000,000
   Hempfield School District
     Lancaster County GO Series
     1992 MB (FGIC Insurance)
     6.40%                        08/15/02      1,000       1,035,790
   Indiana County IDRB (Conemaugh
     Project) Series 1997A DN
     (Union Bank of Switzerland
     LOC) (A-1, VMIG-1)
     2.30%(b)                     10/05/01      6,300       6,300,000
   Lackawanna County IDRB (Herff
     Jones Inc. Project) Series
     2001 DN (National City Bank
     N.A. LOC)
     2.55%(b)                     10/05/01      2,800       2,800,000
   Lancaster County Hospital
     Authority RB (Lancaster
     General Hospital Project)
     Series 1992 MB (AMBAC
     Insurance)
     6.13%                        07/01/02      1,000       1,024,790
   Lancaster County IDRB (Clean
     Creek Partners Project)
     Series 2000 DN (A-1)
     2.38%(b)                     10/05/01      6,175       6,175,000
   Lancaster County IDRB Series
     1998 DN (Bank One N.A. LOC)
     2.50%(b)                     10/05/01      2,400       2,400,000
   Lancaster County RB (Luthercare
     Project) Series 1999 DN (A-1)
     2.38%(b)                     10/05/01      9,500       9,500,000
   Lancaster County RB
     (Quarryville Presbyterian
     Senior Living Facility
     Project) Series 2000 DN
     (AllFirst Bank LOC) (A-1)
     2.33%(b)                     10/05/01      6,900       6,900,000
   Lancaster County RB Series 2000
     DN (FGIC Insurance) (A-1+)
     2.36%(b)                     10/05/01      2,500       2,500,000
   Lancaster IDRB (D & P Skibo LLC
     Project) Series 2001 DN
     2.45%(b)                     10/05/01      2,475       2,475,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Langhorne Manor Borough Higher
     Education & Health Authority
     RB (Heritage Towers Project)
     Series 2001 DN (National
     Westminster Bank LOC)
     (VMIG-1)
     2.30%(b)                     10/05/01   $  4,500  $    4,500,000
   Lawrence County IDRB (L & N
     Metallurgical Products
     Project) Series 1996 DN
     (Banque Nationale de Paribas
     LOC)
     2.70%(b)                     10/05/01      4,740       4,740,000
   Lebanon County Health
     Facilities RB (United Church
     of Christ Project) Series
     1999 DN (AllFirst Bank LOC)
     (A-1)
     2.38%(b)                     10/05/01      2,950       2,950,000
   Lehigh County General Purpose
     Authority RB (St. Lukes
     Hospital Project) Series 2001
     DN (First Union Bank LOC)
     (A-1)
     2.70%(b)                     10/01/01      4,700       4,700,000
   Lehigh County IDA PCRB
     (Allegheny Electric Co-op,
     Inc. Project) Series 1984 DN
     (Rabo Bank Nederland LOC)
     (A-1+)
     2.30%(b)                     10/05/01        800         800,000
   Lewisburg Area School District
     GO Series 1992 MB (MBIA
     Insurance)
     6.00%                        06/01/02      1,400       1,432,844
   Lycoming County IDRB (Brodart
     Co. Project) Series 1998A DN
     (First Union Bank LOC)
     2.45%(b) 10/05/011,905
     1,905,000
   Lycoming County IDRB (Brodart
     Co. Project) Series 1998C DN
     (First Union Bank LOC)
     2.45%(b)                     10/05/01      1,000       1,000,000
   Lycoming County IDRB
     Manufacturing Facilities RB
     (Coastal Aluminum Co.) Series
     1995 DN (First Union Bank
     LOC) (VMIG-1)
     2.25%(b)                     10/05/01      1,495       1,495,000
   Manheim Township School
     District GO Series 2001 MB
     (FGIC Insurance) (AAA)
     4.00%                        10/15/01        350         353,083
   Mercer County GO Series 2001 DN
     (FGIC Insurance) (VMIG-1)
     2.29%(b)                     10/05/01      3,000       3,000,000
   Millcreek Township School
     District GO Series 2001 MB
     (AAA)
     2.30%                        04/15/02        335         335,000
   Millcreek Township School
     District GO Series 2001B MB
     (AAA)
     2.40%                        10/15/02      1,390       1,390,000
   Montgomery County IDA
     Manufacturing Facilities RB
     (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     (First Union Bank LOC)
     (VMIG-1)
     2.45%(b)                     10/05/01        495         495,000
   Montgomery County IDRB (Apple
     Fresh Foods Ltd. Project)
     Series 1996 DN (First Union
     Bank LOC) (VMIG-1)
     2.55%(b)                     10/05/01        860         860,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Montgomery County IDRB (Laneko
     Engineering Co. Project)
     Series 1999A DN (First Union
     Bank LOC) (VMIG-1)
     2.40%(b)                     10/05/01   $  2,750  $    2,750,000
   New Garden General Authority RB
     (Municipal Pooled Financing
     Program) Series 1999 DN
     (AMBAC Insurance, SPA - Bank
     of Nova Scotia LOC) (A-1+,
     VMIG-1)
     2.30%(b)                     10/05/01     10,000      10,000,000
   Norristown GO Series 2001 MB
     3.00%                        05/15/02        270         270,000
   Northampton County IDRB (Accu
     Machining Center, Inc.
     Project) Series 1998B DN
     (First Union Bank LOC)
     2.45%(b)                     10/05/01      1,980       1,980,000
   Northampton County IDRB (Accu
     Machining Center, Inc.
     Project) Series 1998C DN
     (First Union Bank LOC)
     2.45%(b)                     10/05/01        765         765,000
   Northampton IDRB (Bethlehem
     Contracting Project) Series
     2001A DN (AllFirst Bank LOC)
     (A-1)
     2.26%(b)                     10/05/01      3,900       3,900,000
   Northeastern Hospital and
     Education Authority Health
     Care RB (Wyoming Valley
     Health Care Project) Series
     1994A DN (AMBAC Insurance)
     (A-1)
     2.45%(b)                     10/05/01      2,700       2,700,000
   Northumberland County IDA
     Resource Recovery RB (Foster
     Wheeler Mt. Carmel Project)
     Series 1987A DN (Union Bank
     of Switzerland LOC) (VMIG-1)
     2.45%(b)                     10/05/01     16,735      16,735,000
   Northumberland County IDA
     Resource Recovery RB (Foster
     Wheeler Mt. Carmel Project)
     Series 1987B DN (Union Bank
     of Switzerland LOC) (VMIG-1)
     2.45%(b)                     10/05/01        590         590,000
   Norwin School District GO
     Series 2001-12 DN (MBIA
     Insurance) (VMIG-1)
     2.29%(b)                     10/05/01      5,500       5,500,000
   Octorara Area School District
     GO Series 2001 MB (FGIC
     Insurance)
     2.50%                        10/01/02        345         345,000
   Pennsylvania Convention Center
     Authority RB Series 2000 DN
     (FGIC Insurance) (A-1C+)
     2.31%(b)                     10/05/01      2,600       2,600,000
   Pennsylvania Economic
     Development Authority
     Facilities RB (Merck & Co.
     Project) Series 2000 DN
     (A-1+, VMIG-1)
     2.35%(b)                     10/05/01      4,000       4,000,000
   Pennsylvania Economic
     Development Financing
     Authority RB (Material
     Technology Project) Series
     2000D DN (First Union Bank
     LOC)
     2.40%(b)                     10/05/01      1,975       1,975,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Economic
     Development Financing
     Authority RB Series 1999D DN
     (First Union Bank LOC)
     2.45%(b)                     10/05/01   $  2,470  $    2,470,000
   Pennsylvania Economic
     Development Financing
     Authority Exempt Facilities
     RB (Amtrak Project) Series
     2001B DN (Morgan Guaranty
     Trust LOC) (A-1+, VMIG-1)
     3.10%(b)                     10/05/01      8,000       8,000,000
   Pennsylvania Economic
     Development Financing
     Authority Economic
     Development RB (Homewood
     Retirement Project) Series
     1992E DN (AllFirst Bank LOC)
     (VMIG-1)
     2.16%(b)                     10/05/01      5,725       5,725,000
   Pennsylvania Economic
     Development Financing
     Authority RB (Wengers Feed
     Mill, Inc. Project) Series
     1999B-1 DN (First Union Bank
     LOC)
     2.40%(b)                     10/05/01      1,500       1,500,000
   Pennsylvania Energy Development
     Authority RB (B and W
     Ebensburg Project) Series
     1988 DN (Swiss Bank LOC)
     (A-1+, VMIG-1)
     2.40%(b)                     10/05/01      2,900       2,900,000
   Pennsylvania Higher Education
     Assistance Agency Student
     Loan RB Series 1988A DN
     (Sallie Mae LOC) (VMIG-1)
     2.30%(b)                     10/05/01      5,400       5,400,000
   Pennsylvania Higher Education
     Assistance Agency Student
     Loan RB Series 1988E DN
     (Sallie Mae LOC) (A-1+,
     VMIG-1)
     2.30%(b)                     10/05/01        100         100,000
   Pennsylvania Higher Education
     Assistance Agency Student
     Loan RB Series 1994A DN
     (Sallie Mae LOC) (A-1+,
     VMIG-1)
     2.30%(b)                     10/05/01      2,000       2,000,000
   Pennsylvania Higher Education
     Assistance Agency Student
     Loan RB Series 1995A DN
     (Sallie Mae LOC) (A-1+,
     VMIG-1)
     2.30%(b)                     10/05/01      4,300       4,300,000
   Pennsylvania Higher Educational
     Facilities Authority Health
     Services RB (The University
     of Pennsylvania Project)
     Series 1994B DN (A-1+,
     VMIG-1)
     2.30%(b)                     10/05/01      3,910       3,910,000
   Pennsylvania Higher Educational
     Facilities Authority RB
     (Drexel University Project)
     Second Series 2000 DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (A-1+)
     2.23%(b)                     10/05/01      2,500       2,500,000
   Pennsylvania Higher Educational
     Facilities Authority RB
     (Thomas Jefferson University
     Project) Series 2001 DN
     (Kredietbank LOC) (VMIG-1)
     2.28%(b)                     10/05/01      6,500       6,500,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Housing Finance
     Agency RB (SBPA Bayerische
     Hypo und Vereinsbank Project)
     Series 2000 PT-350 MB
     2.60%                        08/08/02   $  8,535  $    8,535,000
   Pennsylvania Housing Finance
     Agency Single Family Mortgage
     RB Series 1996A-50 DN
     5.00%(b)                     10/01/01      1,000       1,000,000
   Pennsylvania Intergovernment
     Coop. Special Tax RB
     (Philadelphia Funding
     Program) Series 1996 MB (FGIC
     Insurance) (AAA, Aaa)
     6.00%                        06/15/02        350         359,135
   Pennsylvania State GO First
     Series 1999 MB
     5.00%                        06/01/02        350         355,759
   Pennsylvania State GO First
     Series 2000 MB
     5.25%                        01/15/02      5,000       5,031,837
   Pennsylvania State GO ROCS II
     Receipts 88 Series 2001 DN
     (FGIC Insurance) (VMIG-1)
     2.38%(b)                     10/05/01      6,940       6,940,000
   Pennsylvania State GO Second
     Series 1991A MB (MBIA
     Insurance)
     6.50%                        11/01/01      1,000       1,005,001
   Pennsylvania State GO Second
     Series 1991A MB
     6.60%                        11/01/01      1,000       1,018,042
   Pennsylvania State GO Second
     Series 1997 MB
     5.00%                        10/15/01      1,125       1,125,825
   Pennsylvania State GO Second
     Series 1999 MB
     4.50%                        10/01/01      2,000       2,000,000
   Pennsylvania State GO Third
     Series 1991A MB
     6.50%                        11/15/01      4,895       4,984,717
   Pennsylvania State Municipal
     Trust Receipt Series 2001
     ZTC-12 MB (ZCM Matched
     Funding Corp. LOC) (A-1+,
     VMIG)
     2.60%                        01/17/02     11,235      11,235,000
   Pennsylvania State Turnpike
     Community GO Series 2001U MB
     (Dexia Credit LOC) (A-1+,
     VMIG-1)
     2.35%                        12/05/01      5,000       5,000,000
   Pennsylvania State Turnpike
     Community Oil Franchise Tax
     RB Series 1994A MB (AMBAC
     Insurance) (AAA, Aaa)
     5.25%                        12/01/01        500         502,501
   Pennsylvania State University
     RB Series 2001 MB (FSA
     Insurance)
     4.50%                        12/03/01      2,625       2,635,290
   Philadelphia Hospital & Higher
     Educational Facilities
     Authority RB (Children's
     Hospital Project) Series
     1992A MB (Escrowed in U.S.
     Treasuries) (AAA)
     6.50%                        02/15/02      7,000       7,240,621


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia IDRB (30th Street
     Station Project) Series 1987
     DN (MBIA Insurance) (A-1+,
     VMIG-1)
     2.50%(b)                     10/05/01   $  6,900  $    6,900,000
   Philadelphia IDRB (GDL Estates
     Corp. Project) Series 1998B
     DN (First Union Bank LOC)
     2.30%(b)                     10/05/01        680         680,000
   Philadelphia IDRB (National
     Board of Medical Examiners
     Project) Series 1992 MB
     6.75%                        05/01/02      1,000       1,038,867
   Philadelphia Municipal
     Authority RB (Justice Lease
     Project) Series 1991B MB
     (FGIC Insurance)
     7.10%                        11/15/01      1,500       1,536,430
   Philadelphia Municipal
     Authority RB Series 1991A MB
     (MBIA Insurance)
     6.70%                        11/15/01      2,075       2,084,199
   Philadelphia TRAN Series 2001
     MB (SP-1+, MIG-1)
     4.00%                        06/28/02     15,000      15,145,961
   Phillipsburg-Osceola School
     District GO Series 1996 MB
     5.38%                        10/15/01      1,000       1,000,825
   Pittsburgh Public Parking
     Authority RB Series 1992A MB
     (FGIC Insurance)
     5.40%                        12/01/01        250         251,216
   Pittsburgh School District GO
     Series 2000 MB (FGIC
     Insurance)
     4.50%                        03/01/02      1,500       1,509,108
   Pittsburgh Trust Receipts
     Series 1996 SG-71 DN (A-1C+)
     2.31%(b)                     10/05/01      4,905       4,905,000
   Reading Regional Airport
     Authority RB Series 1998A DN
     (First Union Bank LOC)
     2.45%(b)                     10/05/01      1,500       1,500,000
   Schuylkill County IDA Resource
     Recovery RB (Gilberton Power
     Project) Series 1985 DN
     (Mellon Bank LOC) (A-1)
     2.35%(b)                     10/05/01        555         555,000
   Schuylkill County IDRB (Kaytee
     Products, Inc. Project)
     Series 1995 DN (Banc One N.A.
     LOC)
     2.55%(b)                     10/05/01      2,780       2,780,000
   Schuylkill County IDRB
     (Northeastern Power Co.
     Project) Series 1997A DN
     (Dexia Credit LOC) (A-1+)
     2.65%(b)                     10/01/01        500         500,000
   Schuylkill County Municipal
     Authority Water & Sewer RB
     Series 2001 MB (AMBAC
     Insurance)
     2.45%                        02/01/02        415         415,000
   State Public School Building
     Authority RB (Parkland School
     District Project) Series 1999
     DN (FGIC Insurance) (A-1+)
     2.36%(b)                     10/05/01      7,500       7,500,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Trinity Area School District GO
     Series 1991 MB (FGIC
     Insurance)
     6.10%                        11/01/01   $  1,000  $    1,002,312
   Union County IDRB (Playworld
     Systems, Inc. Project) Series
     1999 DN (First Union Bank
     LOC)
     2.45%(b)                     10/05/01      1,000       1,000,000
   Union County IDRB (Stabler
     Cos., Inc. Project) Series
     2001 DN (AllFirst Bank LOC)
     (A-1)
     2.43%(b)                     10/01/01      8,465       8,465,000
   University of Pittsburgh of The
     Commonwealth System of Higher
     Education RB Series 2001 RAN
     4.00%                        04/04/02      2,000       2,007,825
   Venango TECP Series 2001 MB
     (Credit Locale deFrance LOC)
     (A-1+, P-1)
     2.50%                        10/24/01     17,000      17,000,000
     2.45%                        01/11/02     17,950      17,950,000
     2.60%                        01/15/02      9,385       9,385,000
     2.60%                        01/16/02      6,000       6,000,000
   Washington County Authority
     Lease RB Series 1985B-1 DN
     (First Union Bank LOC)
     (VMIG-1)
     2.25%(b)                     10/05/01      1,278       1,278,000
   Washington County Hospital
     Authority RB (Washington
     Hospital Project) Series 2001
     MB (AMBAC Insurance)
     4.00%                        07/01/02      1,175       1,187,253
   Westmoreland County IDRB
     (Elizabeth Carbide Die Co.
     Project) Series 1998B DN
     (National City Bank N.A. LOC)
     2.55%(b                      10/05/01        900         900,000
   York County General Authority
     Pooled Financing RB Series
     1996B DN (First Union Bank
     LOC) (A-1)
     2.25%(b)                     10/05/01      3,550       3,550,000
   York County Hospital Authority
     RB (Homewood Retirement
     Centers of The United Church
     of Christ, Inc. Project)
     Series 1990 DN (AllFirst Bank
     LOC) (VMIG-1)
     2.16%(b)                     10/05/01      6,750       6,750,000
   York County IDRB (Allied
     Signal, Inc. Project) Series
     1993 DN (FGIC Insurance)
     (A-1)
     2.35%(b)                     10/05/01      1,000       1,000,000
   York County IDRB (York Sheet
     Metal, Inc. Project) Series
     1998 DN (First Union Bank
     LOC)
     2.45%(b)                     10/05/01      3,100       3,100,000
   York County TECP Series 2001A
     MB (FGIC Insurance) (A-1+,
     VMIG-1)
     2.45%                        02/14/02      4,900       4,900,000
                                                       --------------
                                                          592,691,694
                                                       --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
PUERTO RICO--0.9%
   Puerto Rico Commonwealth
     Highway & Transportation
     Authority RB Floats, Series
     PA-534 MB (AMBAC Insurance)
     (A-1+)
     1.99%                        07/11/02   $  2,500  $    2,500,000
   Puerto Rico Industrial, Medical
     & Environmental Pollution
     Control Facilities Financing
     Authority RB (Ana G. Mendez
     Foundation Project) Series
     1985 DN (Bank of Tokyo LOC)
     (A-1)
     2.45%(b)                     10/05/01      2,700       2,700,000
   Puerto Rico Public Finance
     Corporation RB Series 1999 DN
     (AMBAC Insurance) (A-1+,
     VMIG-1)
     2.06%(b)                     10/05/01        200         200,000
                                                       --------------
                                                            5,400,000
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $598,091,694(a))                       97.9%     598,091,694

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                2.1%      12,556,056
                                             --------  --------------
NET ASSETS (Equivalent to $1.00 per
   share based on 459,899,149
   Institutional shares, 75,443,604
   Service shares and 75,335,592
   Investor A shares outstanding)              100.0%  $  610,647,750
                                             ========  ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($610,647,750 [DIVIDE] 610,678,345)                          $1.00
                                                                =====

----------------------------
(a) Aggregate cost for Federal tax purposes.

(b) Rates shown are the rates as of September 30, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS--99.7%
VIRGINIA--96.0%
   Alexandria IDA Resource
     Recovery RB (Alexandria
     Arlington Waste-to- Energy
     Facility Project) Series
     1986A DN (Swiss Bank LOC)
     (A-1+, VMIG-1)
     2.80%(b)                     10/05/01   $    750  $      750,000
   Alexandria IDRB (Super. & Curr.
     Project) Series 1997 DN
     (First Union Bank LOC) (A-1)
     2.25%(b)                     10/05/01        485         485,000
   Alexandria IDRB (Young Men's
     Christian Association of
     Metropolitan Washington
     Project) Series 1998 DN
     (First National Bank of
     Maryland LOC) (A-1)
     2.26%(b)                     10/05/01      1,862       1,862,000
   Amelia County IDA Exempt
     Facility RB (Chambers Waste
     System of Virginia, Inc.
     Project) Series 1991 DN
     (Morgan Guaranty Trust LOC)
     (VMIG-1)
     2.35%(b)                     10/05/01      1,410       1,410,000
   Arlington County GO Public
     Improvement Bond Series 1991
     MB (AAA)
     6.00%                        12/01/01      1,000       1,022,448
   Arlington County Multi-Family
     Housing Refunding IDRB (Arna
     Valley View Apartments
     Project) Series 2000 DN
     (Fleet National Bank LOC)
     (VMIG-1)
     2.35%(b)                     10/05/01      1,000       1,000,000
   Capital Region Airport
     Commission RB (Richmond
     International Airport
     Project) Series 1995B DN
     (AMBAC Insurance and Dexia
     Public Finance Bank SBPA LOC)
     (A-1+, VMIG-1)
     2.30%(b)                     10/05/01        200         200,000
   Capital Region Airport
     Commission RB (Richmond
     International Airport
     Project) Series 1995C DN
     (AMBAC Insurance and Dexia
     Public Finance Bank SBPA LOC)
     (A-1+, VMIG-1)
     2.40%(b)                     10/05/01      2,465       2,465,000
   Chesapeake Bay Bridge and Tunnel
     Commission RB Series 1995 MB
     (FGIC Insurance) (Aaa/AAA)
     5.20%                        07/01/02        100         101,969
   Chesapeake IDRB Series 1988 DN
     (Sumitumo Bank LOC) (VMIG-1)
     4.20%(b)                     10/05/01      1,000       1,000,000
   Chesapeake GO Series 1992 MB
     (Aa2/AA)
     5.80%                        08/01/02      2,000       2,055,718
   Chesterfield County IDA PCRB
     (Virginia Electric & Power
     Co. Project) Series 1985 MB
     (A-1, VMIG-1)
     2.40%                        12/11/01        500         500,000
   Chesterfield County IDRB
     (Lumberg, Inc. Project)
     Series 1998 DN (NationsBank
     LOC) (A-1+)
     2.40%(b)                     10/05/01      1,000       1,000,000
   Commonwealth of Virginia
     Transportation Authority RB
     Series 1999 DN (Citibank LOC)
     (A-1+)
     2.38%(b)                     10/05/01      2,000       2,000,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Dinwiddie County IDA Exempt
     Facility RB (Chaparral Steel
     Virginia Project) Series 1998
     DN (Bank of America N.A. LOC)
     (A-1+, VMIG-1)
     2.80%(b)                     10/05/01   $  1,700  $    1,700,000
   Dinwiddie County IDRB
     (Chaparral Steel Virginia
     Project) Series 1999 DN (Banc
     One N.A. LOC) (A-1+, VMIG-1)
     2.85%(b)                     10/01/01      2,000       2,000,000
   Fairfax County IDRB (Fairfax
     Hospital System Project)
     Series 1988C DN (A-1, VMIG-1)
     2.21%(b)                     10/05/01      3,450       3,450,000
   Fairfax County IDRB (Inova
     Health Systems Project)
     Series 2000 DN (A-1+, VMIG-1)
     2.28%(b)                     10/05/01      1,500       1,500,000
   Fairfax County GO Public
     Improvement Bonds Series
     1997A MB (Aaa/AAA)
     5.50%                        06/01/02        200         203,586
   Greensville County IDRB (Perdue
     Farms, Inc. Project) Series
     1986 DN (Suntrust Bank LOC)
     2.45%(b)                     10/05/01      1,600       1,600,000
   Halifax County IDA PCRB
     (Virginia Electric & Power
     Co. Project) Series 1992 MB
     (A-1, VMIG-1)
     2.75%                        12/10/01      2,500       2,500,000
   Hanover County IDA Residential
     Care Facility RB (Covenent
     Woods Project) Series 1999 DN
     (Branch Banking and Trust Co.
     LOC) (A-1)
     2.35%(b)                     10/05/01      1,000       1,000,000
   Henrico County Economic
     Development Authority
     Facility RB (Infineon
     Technologies Project) Series
     2001 DN (Bank of America N.A.
     LOC)
     2.40%(b)                     10/05/01      2,800       2,800,000
   Henrico County Water & Sewer RB
     Series 1992 MB (Aa2/AA-)
     6.25%                        05/01/02        400         407,577
   Louisa County IDRB (Pooled
     Financing Project) Series
     1995 DN (Bank of America N.A.
     LOC) (A-1)
     2.30%(b)                     10/05/01        300         300,000
   Nelson County RB (Taylor Ramsey
     Project) Series 1999 DN
     (Branch Banking & Trust Co.
     LOC) (F-1)
     2.40%(b)                     10/05/01      1,000       1,000,000
   Newport News GO Series 2002B MB
     4.50%                        03/01/02      2,300       2,311,824
   Norfolk IDRB (2F Realty Co.
     Project) Series 1998 DN
     (Wachovia Bank N.A. LOC)
     (Aa2)
     2.35%(b)                     10/05/01      1,300       1,300,000
   Prince William County IDA PCRB
     (Virginia Electric & Power Co.
     Project) Series 1986 MB
     (A-1, VMIG-1)
     2.40%                        12/11/01      1,400       1,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
             VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)


                                               Par
AS OF SEPTEMBER 30, 2001          Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Prince William County IDRB
     (Colonial Investments
     Facility Project) Series 1996
     DN (First National Bank of
     Maryland LOC) (A-1)
     2.40%(b)                     10/05/01   $  2,830  $    2,830,000
   Richmond GO Series 1991A MB
     (Aaa)
     6.50%                        07/15/02        200         208,752
   Richmond IDRB (PM Beef Project)
     Series 1997 DN (U.S. Bank N.A.
     LOC)
     2.70%(b)                     10/05/01      2,100       2,100,000
   Smyth County IDRB (Summit
     Properties Project) Series
     1999 DN (Fifth Third Bank
     N.A. LOC) (VMIG-1)
     2.45%(b)                     10/05/01      1,900       1,900,000
   Virginia Beach Development
     Authority Hospital Facility
     RB (Sentara Bayside Hospital
     Project) Series 1991 MB (Aa2,
     AA)
     6.60%                        11/01/01      1,000       1,021,823
   Virginia Beach GO Series 1992
     MB (Aa1)
     6.00%                        07/15/02      1,000       1,046,912
   Virginia Beach GO Series 1996
     MB (Aa1)
     5.13%                        02/01/02        450         452,992
   Virginia Housing Development
     Authority Commonwealth
     Mortgage RB Series 1994G
     Subseries G-1 MB (Aa1)
     6.20%                        07/01/02        100         102,704
   Virginia Housing Development
     Authority Commonwealth
     Mortgage RB Series 2001 DN
     (Merrill Lynch SBPA LOC)
     (VMIG-1, Aaa)
     2.38%(b)                     10/05/01      1,745       1,745,000
   Virginia Housing Development
     Authority RB (Commonwealth
     Meeting Project) Series 1994
     MB (Aa1, AA+)
     5.90%                        01/01/02      1,200       1,207,206
   Virginia Port Authority
     Commonwealth Port Fund RB
     Series 1998 MB (Aa2, AA+)
     4.60%                        07/01/02        580         586,571
   Virginia Resource Authority
     Clean Water RB Series 2000 DN
     (Merrill Lynch SBPA LOC)
     (AAA, A-1+C)
     2.38%(b)                     10/05/01        805         805,000
   Virginia Resource Authority RB
     (Henrico County Project)
     Series 1997 DN (Crestar Bank
     N.A. SBPA LOC) (A-1, P-1)
     2.45%(b)                     10/05/01        600         600,000
   Virginia Small Business
     Financing Authority IDRB
     (Coastal Development Group
     Project) Series 1989 DN
     (NationsBank LOC)
     2.65%(b)                     10/05/01        195         195,000



                                               Par
                                  Maturity    (000)        Value
                                  --------    -----        -----
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Virginia Small Business
     Financing Authority RB
     (Ennestone, Inc. Project)
     Series 1999 DN (Wachovia Bank
     N.A. LOC) (Aa3)
     2.35%(b)                     10/05/01   $    820  $      820,000
   York County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB (A-1, VMIG-1)
     2.40%                        12/11/01        200         200,000
                                                       --------------
                                                           55,147,082
                                                       --------------
PUERTO RICO--3.7%
   Puerto Rico Commonwealth
     Infrastructure Financing
     Authority Special P-Float
     Receipts Series 2001PT-1274
     DN (A-1+) (Merrill Lynch SBPA
     LOC)
     2.06%(b)                     10/05/01        300         300,000
   Puerto Rico Electric Power
     Authority Power RB Trust
     Receipts Series 1997 SGA-43
     DN (Society General LOC)
     (A-1+)
     2.20%(b)                     10/05/01      1,800       1,800,000
                                                       --------------
                                                            2,100,000
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $57,247,082(a))                        99.7%      57,247,082

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                0.3%         194,890
                                             --------  --------------
NET ASSETS (Equivalent to $1.00 per
   share based on 53,823,859
   Institutional shares, 610,289
   Service shares and 3,008,676
   Investor A shares outstanding)              100.0%  $   57,441,972
                                             ========  ==============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE

   ($57,441,972 [DIVIDE] 57,442,824)                            $1.00
                                                                =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)



AS OF SEPTEMBER 30, 2001

------------------------
(a) Aggregate cost for Federal tax purposes.
(b) Rates shown are the rates as of September 30, 2001, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

  INVESTMENT ABBREVIATIONS
   BAN.................................Bond Anticipation Note
   DN.............................................Demand Note
   FGIC..................Financial Guaranty Insurance Company
   FSA...........................Financial Security Assurance
   GO......................................General Obligation
   IDA.......................Industrial Development Authority
   IDRB...................Industrial Development Revenue Bond
   LOC.......................................Letter of Credit
   MB..........................................Municipal Bond
   MBIA..................Municipal Bond Insurance Association
   PCRB........................Pollution Control Revenue Bond
   RAN..............................Revenue Anticipation Note
   RB............................................Revenue Bond
   SBPA......................Stand-by Bond Purchase Agreement
   TAN..................................Tax Anticipation Note
   TECP...........................Tax-Exempt Commercial Paper
   TRAN.....................Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at September 30, 2001. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of the Independent Accountants.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                                                                                       New Jersey
                                                                    U.S. Treasury           Municipal                   Municipal
                                                Money Market         Money Market          Money Market                Money Market
FOR THE YEAR ENDED SEPTEMBER 30, 2001            Portfolio            Portfolio             Portfolio                   Portfolio
                                                ------------        -------------          ------------                ------------
INVESTMENT INCOME:
Interest ...................................... $209,271,770          $38,629,965          $24,274,671                 $5,420,238
                                                ------------          -----------          -----------                 ----------
EXPENSES:
Investment advisory fee .......................   15,381,046            3,433,843            3,092,360                    715,480
Administration fee ............................    5,752,420            1,320,921            1,199,505                    286,192
Custodian fee .................................      435,382              118,522              120,630                     31,473
Transfer agent fee ............................    1,655,086              256,757              295,171                     61,127
Shareholder servicing fee .....................    2,763,380              677,105              247,797                    118,718
Shareholder processing fee ....................    2,054,918              641,815              369,271                    104,838
Distribution fees .............................      135,208                   --                   --                         --
Legal and audit ...............................      104,440               19,129               18,950                      2,758
Printing ......................................      225,582               14,693               39,924                      6,905
Registration fees and expenses ................       69,648               23,300               42,210                     12,730
Trustees' fees and officers' salary ...........       42,852                2,372               11,954                      1,906
Other .........................................       26,813               16,812               11,228                      3,133
                                                ------------          -----------          -----------                 ----------
                                                  28,646,775            6,525,269            5,449,000                  1,345,260
Less fees waived ..............................   (6,903,732)          (2,049,276)          (1,907,826)                  (491,910)
                                                ------------          -----------          -----------                 ----------
   Total expenses .............................   21,743,043            4,475,993            3,541,174                    853,350
                                                ------------          -----------          -----------                 ----------
Net investment income .........................  187,528,727           34,153,972           20,733,497                  4,566,888
                                                ------------          -----------          -----------                 ----------
Net realized gain (loss)
   on investments .............................      (39,108)             (18,194)               4,668                         --
                                                ------------          -----------          -----------                 ----------
Net increase in net assets resulting from
   operations ................................. $187,489,619          $34,135,778          $20,738,165                 $4,566,888
                                                ============          ===========          ===========                 ==========


                                                North Carolina             Ohio             Pennsylvania          Virginia
                                                   Municipal             Municipal            Municipal           Municipal
                                                 Money Market          Money Market         Money Market        Money Market
FOR THE YEAR ENDED SEPTEMBER 30, 2001              Portfolio             Portfolio            Portfolio           Portfolio
                                                  ----------           ------------         ------------        ------------
INVESTMENT INCOME:
Interest ......................................   $3,564,392           $4,626,692           $22,178,696          $2,133,401
                                                  ----------           ----------           -----------          ----------
EXPENSES:
Investment advisory fee .......................      471,913              563,872             2,942,620             270,105
Administration fee ............................      188,765              225,549             1,146,261             108,042
Custodian fee .................................       22,919               26,510               109,297              17,354
Transfer agent fee ............................       35,306               80,752               257,692              22,293
Shareholder servicing fee .....................        2,338              133,184               316,034               6,730
Shareholder processing fee ....................        1,900               85,160               237,756               4,388
Distribution fees .............................           42                   --                    --                  --
Legal and audit ...............................        2,676                3,041                18,085               4,280
Printing ......................................        4,068                5,166                45,053               1,001
Registration fees and expenses ................        6,192               12,003                  (754)             12,665
Trustees' fees and officers' salary ...........         (812)               1,953                12,075                 104
Other .........................................        3,077                7,386                10,760               3,858
                                                  ----------           ----------           -----------          ----------
                                                     738,384            1,144,576             5,094,879             450,820
Less fees waived ..............................     (419,192)            (403,930)           (1,755,381)           (257,990)
                                                  ----------           ----------           -----------          ----------
   Total expenses .............................      319,192              740,646             3,339,498             192,830
                                                  ----------           ----------           -----------          ----------
Net investment income .........................    3,245,200            3,886,046            18,839,198           1,940,571
                                                  ----------           ----------           -----------          ----------
Net realized gain (loss)
   on investments .............................           --                6,069                    --                (260)
                                                  ----------           ----------           -----------          ----------
Net increase in net assets resulting from
   operations .................................   $3,245,200           $3,892,115           $18,839,198          $1,940,311
                                                  ==========           ==========           ===========          ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     34-35

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      U.S. Treasury
                                                    Money Market Portfolio       Money Market Portfolio
                                                ------------------------------  ---------------------------
                                                    For the        For the        For the       For the
                                                  Year Ended     Year Ended      Year Ended    Year Ended
                                                    9/30/01        9/30/00         9/30/01       9/30/00
                                                --------------  --------------  ------------  -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................... $  187,528,727$    204,195,379  $ 34,153,972  $  42,943,434
    Net realized gain (loss) on investments ...        (39,108)        (66,451)      (18,194)       (15,464
                                                --------------  --------------  ------------  -------------
  Net increase in net assets resulting
    from operations ...........................    187,489,619     204,128,928    34,135,778     42,927,970
                                                --------------  --------------  ------------  -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .......................   (124,429,716)   (130,621,528)  (15,445,449)   (16,721,443
    Service Class .............................    (32,955,598)    (40,292,175)  (17,237,998)   (24,276,446
    Hilliard Lyons Class ......................     (7,423,738)     (8,252,754)           --             --
    Investor A Class ..........................    (22,061,463)    (24,545,069)   (1,470,525)    (1,945,543
    Investor B Class ..........................       (397,487)       (293,079)           --             (2
    Investor C Class ..........................       (260,725)       (190,774)           --             --
                                                --------------  --------------  ------------  -------------
    Total distribution from net
      investment income .......................   (187,528,727)   (204,195,379)  (34,153,972)   (42,943,434
                                                --------------  --------------  ------------  -------------
Capital share transactions ....................    649,152,565     111,229,884    52,125,700   (132,808,404
                                                --------------  --------------  ------------  -------------
    Total increase (decrease) in
      net assets ..............................    649,113,457     111,163,433    52,107,506   (132,823,868

Net assets:
    Beginning of period .......................  3,431,697,051   3,320,533,618   761,400,685    894,224,553
                                                --------------  --------------  ------------  -------------
    End of period ............................. $4,080,810,508  $3,431,697,051  $813,508,191  $ 761,400,685
                                                ==============  ==============  ============  =============

                                                      Municipal                New Jersey Municipal
                                                 Money Market Portfolio       Money Market Portfolio
                                                --------------------------  --------------------------
                                                  For the       For the       For the       For the
                                                 Year Ended    Year Ended    Year Ended    Year Ended
                                                  9/30/01       9/30/00       9/30/01       9/30/00
                                                ------------  ------------  ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................... $ 20,733,497  $ 19,124,914  $  4,566,888  $  5,302,706
    Net realized gain (loss) on investments ...        4,668       (19,923)           --         2,950
                                                ------------  ------------  ------------  ------------
  Net increase in net assets resulting
    from operations ...........................   20,738,165    19,104,991     4,566,888     5,305,656
                                                ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .......................  (13,700,190)  (11,223,728)   (2,695,450)   (2,939,671)
    Service Class .............................   (3,764,967)   (4,704,341)   (1,538,103)   (1,655,371)
    Hilliard Lyons Class ......................   (3,046,917)   (3,018,030)           --            --
    Investor A Class ..........................     (221,423)     (178,815)     (333,335)     (707,664)
    Investor B Class ..........................           --            --            --            --
    Investor C Class ..........................           --            --            --            --
                                                ------------  ------------  ------------  ------------
    Total distribution from net
      investment income .......................  (20,733,497)  (19,124,914)   (4,566,888)   (5,302,706)
                                                ------------  ------------  ------------  ------------
Capital share transactions ....................  199,886,008   145,854,480    30,041,765     4,617,289
                                                ------------  ------------  ------------  ------------
    Total increase (decrease) in
      net assets ..............................  199,890,676   145,834,557    30,041,765     4,620,239

Net assets:
    Beginning of period .......................  540,081,982   394,247,425   143,678,205   139,057,966
                                                ------------  ------------  ------------  ------------
    End of period ............................. $739,972,658  $540,081,982  $173,719,970  $143,678,205
                                                ============  ============  ============  ============

                                                   North Carolina Municipal        Ohio Municipal
                                                   Money Market Portfolio      Money Market Portfolio
                                                ---------------------------  --------------------------
                                                   For the       For the       For the       For the
                                                  Year Ended    Year Ended    Year Ended    Year Ended
                                                   9/30/01       9/30/00       9/30/01       9/30/00
                                                -------------  ------------  ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................... $   3,245,200  $  4,135,517  $  3,886,046  $  3,649,226
    Net realized gain (loss) on investments ...            --        (1,663)        6,069         3,211
                                                -------------  ------------  ------------  ------------
  Net increase in net assets resulting
    from operations ...........................     3,245,200     4,133,854     3,892,115     3,652,437
                                                -------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .......................    (3,210,779)   (4,083,891)   (2,264,948)   (2,005,105)
    Service Class .............................       (23,605)      (39,849)     (258,620)     (321,434)
    Hilliard Lyons Class ......................            --            --            --            --
    Investor A Class ..........................       (10,703)      (11,676)   (1,362,478)   (1,322,687)
    Investor B Class ..........................          (113)         (101)           --            --
    Investor C Class ..........................            --            --            --            --
                                                -------------  ------------  ------------  ------------
    Total distribution from net
      investment income .......................    (3,245,200)   (4,135,517)   (3,886,046)   (3,649,226)
                                                -------------  ------------  ------------  ------------
Capital share transactions ....................    12,911,409   (76,897,336)   30,941,774    (2,063,779)
                                                -------------  ------------  ------------  ------------
    Total increase (decrease) in
      net assets ..............................    12,911,409   (76,898,999)   30,947,843    (2,060,568)

Net assets:
    Beginning of period .......................   103,167,702   180,066,701   103,389,325   105,449,893
                                                -------------  ------------  ------------  ------------
    End of period ............................. $ 116,079,111  $103,167,702  $134,337,168  $103,389,325
                                                =============  ============  ============  ============

                                                  Pennsylvania Municipal      Virginia Municipal
                                                  Money Market Portfolio     Money Market Portfolio
                                                --------------------------  ------------------------
                                                  For the       For the       For the      For the
                                                 Year Ended    Year Ended    Year Ended   Year Ended
                                                  9/30/01       9/30/00       9/30/01      9/30/00
                                                ------------  ------------  -----------  -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................... $ 18,839,198  $ 22,110,577  $ 1,940,571  $ 2,128,242
    Net realized gain (loss) on investments ...           --       (17,716)        (260)          --
                                                ------------  ------------  -----------  -----------
  Net increase in net assets resulting
    from operations ...........................   18,839,198    22,092,861    1,940,311    2,128,242
                                                ------------  ------------  -----------  -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .......................  (14,722,667)  (15,559,365)  (1,859,863)  (2,031,928)
    Service Class .............................   (2,188,476)   (2,655,048)     (17,153)     (59,111)
    Hilliard Lyons Class ......................           --            --           --           --
    Investor A Class ..........................   (1,928,055)   (3,896,164)     (63,555)     (37,203)
    Investor B Class ..........................           --            --           --           --
    Investor C Class ..........................           --            --           --           --
                                                ------------  ------------  -----------  -----------
    Total distribution from net
      investment income .......................  (18,839,198)  (22,110,577)  (1,940,571)  (2,128,242)
                                                ------------  ------------  -----------  -----------
Capital share transactions ....................   64,374,271   (41,625,054)  (7,596,790)   9,690,532
                                                ------------  ------------  -----------  -----------
    Total increase (decrease) in
      net assets ..............................   64,374,271   (41,642,770)  (7,597,050)   9,690,532

Net assets:
    Beginning of period .......................  546,273,479   587,916,249   65,039,022   55,348,490
                                                ------------  ------------  -----------  -----------
    End of period ............................. $610,647,750  $546,273,479  $57,441,972  $65,039,022
                                                ============  ============  ===========  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      36-37

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout Each Period

                                 NET                                     DISTRIBUTIONS       NET
                                ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                                VALUE          NET         FROM NET        REALIZED         VALUE
                              BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                              OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------

INSTITUTIONAL CLASS
9/30/01                        $1.00        $0.0496       $(0.0496)         $0.00          $1.00
9/30/00                         1.00         0.0582        (0.0582)          0.00           1.00
9/30/99                         1.00         0.0478        (0.0478)          0.00           1.00
9/30/98                         1.00         0.0532        (0.0532)          0.00           1.00
9/30/97                         1.00         0.0529        (0.0529)          0.00           1.00

SERVICE CLASS
9/30/01                        $1.00        $0.0466       $(0.0466)         $0.00          $1.00
9/30/00                         1.00         0.0552        (0.0552)          0.00           1.00
9/30/99                         1.00         0.0448        (0.0448)          0.00           1.00
9/30/98                         1.00         0.0502        (0.0502)          0.00           1.00
9/30/97                         1.00         0.0499        (0.0499)          0.00           1.00

HILLIARD LYONS CLASS
9/30/01                        $1.00        $0.0450       $(0.0450)         $0.00          $1.00
10/18/99 1 through 9/30/00      1.00         0.0518        (0.0518)          0.00           1.00

INVESTOR A CLASS
9/30/01                        $1.00        $0.0449       $(0.0449)         $0.00          $1.00
9/30/00                         1.00         0.0539        (0.0539)          0.00           1.00
9/30/99                         1.00         0.0441        (0.0441)          0.00           1.00
9/30/98                         1.00         0.0495        (0.0495)          0.00           1.00
9/30/97                         1.00         0.0491        (0.0491)          0.00           1.00

INVESTOR B CLASS
9/30/01                        $1.00        $0.0389       $(0.0389)         $0.00          $1.00
9/30/00                         1.00         0.0475        (0.0475)          0.00           1.00
9/30/99                         1.00         0.0371        (0.0371)          0.00           1.00
9/30/98                         1.00         0.0426        (0.0426)          0.00           1.00
9/30/97                         1.00         0.0424        (0.0424)          0.00           1.00

INVESTOR C CLASS
9/30/01                        $1.00        $0.0389       $(0.0389)         $0.00          $1.00
9/30/00                         1.00         0.0475        (0.0475)          0.00           1.00
9/30/99                         1.00         0.0371        (0.0371)          0.00           1.00
9/30/98                         1.00         0.0426        (0.0426)          0.00           1.00
10/17/96 1 through 9/30/97      1.00         0.0390        (0.0390)          0.00           1.00

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------

INSTITUTIONAL CLASS
9/30/01                        $1.00        $0.0464       $(0.0464)         $0.00          $1.00
9/30/00                         1.00         0.0543        (0.0543)          0.00           1.00
9/30/99                         1.00         0.0453        (0.0453)          0.00           1.00
9/30/98                         1.00         0.0519        (0.0519)          0.00           1.00
9/30/97                         1.00         0.0515        (0.0515)          0.00           1.00

SERVICE CLASS
9/30/01                        $1.00        $0.0435       $(0.0435)         $0.00          $1.00
9/30/00                         1.00         0.0513        (0.0513)          0.00           1.00
9/30/99                         1.00         0.0423        (0.0423)          0.00           1.00
9/30/98                         1.00         0.0489        (0.0489)          0.00           1.00
9/30/97                         1.00         0.0485        (0.0485)          0.00           1.00

INVESTOR A CLASS
9/30/01                        $1.00        $0.0417       $(0.0417)         $0.00          $1.00
9/30/00                         1.00         0.0497        (0.0497)          0.00           1.00
9/30/99                         1.00         0.0412        (0.0412)          0.00           1.00
9/30/98                         1.00         0.0476        (0.0476)          0.00           1.00
9/30/97                         1.00         0.0468        (0.0468)          0.00           1.00

INVESTOR B CLASS
1/10/00 1 through 2/7/00       $1.00        $0.0037       $(0.0037)         $0.00          $1.00

INVESTOR C CLASS
12/8/98 1 through 5/25/99      $1.00        $0.0138       $(0.0138)         $0.00          $1.00

                                                                                                                   RATIO OF NET
                                              NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                            ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                            END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                              RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------

INSTITUTIONAL CLASS
9/30/01                         5.08%     $2,507,649         0.42%             0.60%               4.96%              4.79%
9/30/00                         5.98       2,231,404         0.42              0.60                5.83               5.65
9/30/99                         4.89       2,076,083         0.42              0.61                4.78               4.59
9/30/98                         5.46       1,858,165         0.39              0.63                5.32               5.08
9/30/97                         5.42         878,566         0.32              0.65                5.30               4.97

SERVICE CLASS
9/30/01                         4.77%     $  853,306         0.72%             0.90%               4.66%              4.49%
9/30/00                         5.66         629,769         0.72              0.90                5.49               5.31
9/30/99                         4.58         748,191         0.72              0.91                4.48               4.29
9/30/98                         5.14         808,962         0.69              0.93                5.03               4.79
9/30/97                         5.11       1,610,315         0.61              0.94                4.99               4.66

HILLIARD LYONS CLASS
9/30/01                         4.59%     $  163,056         0.89%             1.07%               4.49%              4.31%
10/18/99 1 through 9/30/00      5.30         154,279         0.91 2            1.09 2              5.43 2             5.25 2

INVESTOR A CLASS
9/30/01                         4.59%     $  531,518         0.89%             1.07%               4.43%              4.25%
9/30/00                         5.53         405,740         0.85              1.03                5.37               5.19
9/30/99                         4.50         486,578         0.80              0.99                4.40               4.21
9/30/98                         5.06         365,458         0.77              1.01                4.94               4.70
9/30/97                         5.02         256,039         0.70              1.03                4.92               4.59

INVESTOR B CLASS
9/30/01                         3.96%      $  15,853         1.49%             1.67%               3.64%              3.46%
9/30/00                         4.85           6,371         1.49              1.67                4.84               4.66
9/30/99                         3.77           5,414         1.49              1.68                3.71               3.52
9/30/98                         4.34           1,805         1.48              1.72                4.22               3.98
9/30/97                         4.32             238         1.39              1.72                4.26               3.93

INVESTOR C CLASS
9/30/01                         3.96%       $  9,429         1.49%             1.67%               3.68%              3.50%
9/30/00                         4.85           4,134         1.49              1.67                4.77               4.59
9/30/99                         3.77           4,268         1.49              1.68                3.71               3.52
9/30/98                         4.34             337         1.49              1.73                4.22               3.98
10/17/96 1 through 9/30/97      3.97               2         1.50 2            1.83 2              4.01 2             3.68 2

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------

INSTITUTIONAL CLASS
9/30/01                         4.74%     $  380,200         0.41%             0.68%               4.61%              4.34%
9/30/00                         5.56         317,272         0.41              0.68                5.43               5.16
9/30/99                         4.63         324,879         0.41              0.68                4.53               4.26
9/30/98                         5.32         297,161         0.38              0.69                5.19               4.88
9/30/97                         5.27         162,052         0.31              0.69                5.15               4.77

SERVICE CLASS
9/30/01                         4.43%     $  398,130         0.71%             0.98%               4.39%              4.12%
9/30/00                         5.25         412,321         0.71              0.98                5.10               4.83
9/30/99                         4.31         524,122         0.71              0.98                4.23               3.96
9/30/98                         5.00         596,644         0.68              0.99                4.90               4.59
9/30/97                         4.93         836,151         0.61              0.99                4.85               4.47

INVESTOR A CLASS
9/30/01                         4.26%      $  35,178         0.88%             1.15%               4.17%              3.90%
9/30/00                         5.09          31,808         0.86              1.13                4.91               4.64
9/30/99                         4.20          45,224         0.82              1.09                4.12               3.85
9/30/98                         4.87          71,811         0.81              1.12                5.57               5.26
9/30/97                         4.75          43,425         0.78              1.16                4.70               4.32

INVESTOR B CLASS
1/10/00 1 through 2/7/00        0.37%      $     --7         1.48%2            1.75%2              4.70%2             4.43%2

INVESTOR C CLASS
12/8/98 1 through 5/25/99       1.39%      $     --3         1.48%2            1.75%2              3.46%2             3.19%2

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      38-39

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period




                                 NET                                     DISTRIBUTIONS       NET
                                ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                                VALUE          NET         FROM NET        REALIZED         VALUE
                              BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                              OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------

INSTITUTIONAL CLASS
9/30/01                        $1.00        $0.0315       $(0.0315)         $0.00         $1.00
9/30/00                         1.00         0.0356        (0.0356)          0.00          1.00
9/30/99                         1.00         0.0281        (0.0281)          0.00          1.00
9/30/98                         1.00         0.0327        (0.0327)          0.00          1.00
9/30/97                         1.00         0.0337        (0.0337)          0.00          1.00

SERVICE CLASS
9/30/01                        $1.00        $0.0285       $(0.0285)         $0.00         $1.00
9/30/00                         1.00         0.0326        (0.0326)          0.00          1.00
9/30/99                         1.00         0.0252        (0.0252)          0.00          1.00
9/30/98                         1.00         0.0297        (0.0297)          0.00          1.00
9/30/97                         1.00         0.0307        (0.0307)          0.00          1.00

HILLIARD LYONS CLASS
9/30/01                        $1.00        $0.0292       $(0.0292)         $0.00         $1.00
10/26/99 1 through 9/30/00      1.00         0.0316        (0.0316)          0.00          1.00

INVESTOR A CLASS
9/30/01                        $1.00        $0.0268       $(0.0268)         $0.00         $1.00
9/30/00                         1.00         0.0309        (0.0309)          0.00          1.00
9/30/99                         1.00         0.0235        (0.0235)          0.00          1.00
9/30/98                         1.00         0.0280        (0.0280)          0.00          1.00
9/30/97                         1.00         0.0290        (0.0290)          0.00          1.00

INVESTOR C CLASS
10/1/98 through 12/18/98       $1.00        $0.0040       $(0.0040)         $0.00         $1.00
9/30/98 6                       1.00         0.0133        (0.0133)          0.00          1.00
9/12/97 1 through 9/30/97       1.00         0.0013        (0.0013)          0.00          1.00

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------

INSTITUTIONAL CLASS
9/30/01                        $1.00        $0.0305       $(0.0305)         $0.00         $1.00
9/30/00                         1.00         0.0347        (0.0347)          0.00          1.00
9/30/99                         1.00         0.0279        (0.0279)          0.00          1.00
9/30/98                         1.00         0.0319        (0.0319)          0.00          1.00
9/30/97                         1.00         0.0323        (0.0323)          0.00          1.00

SERVICE CLASS
9/30/01                        $1.00        $0.0275       $(0.0275)         $0.00         $1.00
9/30/00                         1.00         0.0317        (0.0317)          0.00          1.00
9/30/99                         1.00         0.0249        (0.0249)          0.00          1.00
9/30/98                         1.00         0.0289        (0.0289)          0.00          1.00
9/30/97                         1.00         0.0293        (0.0293)          0.00          1.00

INVESTOR A CLASS
9/30/01                        $1.00        $0.0258       $(0.0258)         $0.00         $1.00
9/30/00                         1.00         0.0292        (0.0292)          0.00          1.00
9/30/99                         1.00         0.0227        (0.0227)          0.00          1.00
9/30/98                         1.00         0.0265        (0.0265)          0.00          1.00
9/30/97                         1.00         0.0268        (0.0268)          0.00          1.00

INVESTOR B CLASS
10/1/99 through 2/8/00         $1.00        $0.0077       $(0.0077)         $0.00         $1.00
9/30/99                         1.00         0.0094        (0.0094)          0.00          1.00
5/13/98 5 through 9/30/98       1.00         0.0079        (0.0079)          0.00          1.00
3/20/97 1 through 7/17/97       1.00         0.0077        (0.0077)          0.00          1.00

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------

INSTITUTIONAL CLASS
9/30/01                        $1.00        $0.0313       $(0.0313)         $0.00         $1.00
9/30/00                         1.00         0.0362        (0.0362)          0.00          1.00
9/30/99                         1.00         0.0288        (0.0288)          0.00          1.00
9/30/98                         1.00         0.0335        (0.0335)          0.00          1.00
9/30/97                         1.00         0.0334        (0.0334)          0.00          1.00

                                                                                                                   RATIO OF NET
                                              NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                            ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                            END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                              RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------

INSTITUTIONAL CLASS
9/30/01                        3.19%     $  491,052         0.42%             0.69%               3.11%              2.83%
9/30/00                        3.62         314,307         0.42              0.70                3.63               3.35
9/30/99                        2.85         238,281         0.42              0.70                2.80               2.52
9/30/98                        3.32         246,733         0.39              0.71                3.25               2.93
9/30/97                        3.42          58,747         0.31              0.72                3.36               2.95

SERVICE CLASS
9/30/01                        2.88%     $  138,402         0.72%             0.99%               2.82%              2.54%
9/30/00                        3.31         112,807         0.72              1.00                3.23               2.95
9/30/99                        2.54         151,261         0.72              1.00                2.50               2.22
9/30/98                        3.01         140,155         0.69              1.01                2.96               2.64
9/30/97                        3.11         327,910         0.61              1.02                3.06               2.65

HILLIARD LYONS CLASS
9/30/01                        2.96%     $  101,506         0.64%             0.94%               2.92%              2.63%
10/26/99 1 through 9/30/00     3.21         105,572         0.66 2            0.94 2              3.42 2             3.14 2

INVESTOR A CLASS
9/30/01                        2.71%       $  9,013         0.89%             1.16%               2.65%              2.37%
9/30/00                        3.13           7,396         0.89              1.17                3.09               2.81
9/30/99                        2.37           4,705         0.89              1.17                2.33               2.05
9/30/98                        2.83           9,227         0.86              1.18                2.80               2.48
9/30/97                        2.93           8,468         0.79              1.20                2.92               2.51

INVESTOR C CLASS
10/1/98 through 12/18/98       0.40%        $   --3         1.49%2            1.77%2              1.73%2             1.45%2
9/30/98 6                      1.34             306         1.47              1.79                2.08               1.76
9/12/97 1 through 9/30/97      0.13              12         1.32 2            1.73 2              2.63 2             2.22 2

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------

INSTITUTIONAL CLASS
9/30/01                        3.10%      $  97,007         0.39%             0.70%               3.03%              2.72%
9/30/00                        3.52          82,080         0.39              0.70                3.45               3.14
9/30/99                        2.83          79,568         0.39              0.71                2.79               2.47
9/30/98                        3.24          68,771         0.38              0.75                3.17               2.80
9/30/97                        3.28           7,432         0.32              0.76                3.27               2.83

SERVICE CLASS
9/30/01                        2.79%      $  60,296         0.69%             1.00%               2.75%              2.44%
9/30/00                        3.21          55,177         0.69              1.00                3.23               2.92
9/30/99                        2.52          37,120         0.69              1.01                2.49               2.17
9/30/98                        2.93          35,152         0.67              1.04                2.89               2.52
9/30/97                        2.96         101,294         0.61              1.05                2.93               2.49

INVESTOR A CLASS
9/30/01                        2.61%      $  16,417         0.86%             1.17%               2.40%              2.09%
9/30/00                        2.96           6,421         0.93              1.24                2.86               2.55
9/30/99                        2.30          22,370         0.91              1.23                2.27               1.95
9/30/98                        2.68          43,995         0.91              1.28                2.64               2.27
9/30/97                        2.71          21,691         0.86              1.30                2.68               2.24

INVESTOR B CLASS
10/1/99 through 2/8/00         0.77%         $  --7         1.46%2            1.77%2              2.33%2             2.02%2
9/30/99                        0.94              --         1.46              1.78                1.72               1.40
5/13/98 5 through 9/30/98      0.79              --         1.44 2            1.81 2              2.12 2             1.75 2
3/20/97 1 through 7/17/97      0.77             --4         1.37 2            1.81 2              2.35 2             1.91 2

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------

INSTITUTIONAL CLASS
9/30/01                        3.18%     $  115,139         0.30%             0.70%               3.10%              2.70%
9/30/00                        3.68         102,155         0.30              0.72                3.62               3.20
9/30/99                        2.92         178,059         0.30              0.70                2.87               2.47
9/30/98                        3.40         181,984         0.29              0.74                3.35               2.90
9/30/97                        3.39         147,658         0.28              0.73                3.34               2.89

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      40-41

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period

                                 NET                                     DISTRIBUTIONS       NET
                                ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                                VALUE          NET         FROM NET        REALIZED         VALUE
                              BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                              OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
-----------------------------------------------

SERVICE CLASS
9/30/01                        $1.00        $0.0283       $(0.0283)         $0.00          $1.00
9/30/00                         1.00         0.0332        (0.0332)          0.00           1.00
9/30/99                         1.00         0.0258        (0.0258)          0.00           1.00
9/30/98                         1.00         0.0305        (0.0305)          0.00           1.00
9/30/97                         1.00         0.0304        (0.0304)          0.00           1.00

INVESTOR A CLASS
9/30/01                        $1.00        $0.0266       $(0.0266)         $0.00          $1.00
9/30/00                         1.00         0.0315        (0.0315)          0.00           1.00
9/30/99                         1.00         0.0241        (0.0241)          0.00           1.00
9/30/98                         1.00         0.0288        (0.0288)          0.00           1.00
9/30/97                         1.00         0.0287        (0.0287)          0.00           1.00

INVESTOR B CLASS
9/30/01                        $1.00        $0.0203       $(0.0203)         $0.00          $1.00
1/12/00 1 through 9/30/00       1.00         0.0185        (0.0185)          0.00           1.00

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------

INSTITUTIONAL CLASS
9/30/01                        $1.00        $0.0331       $(0.0331)         $0.00          $1.00
9/30/00                         1.00         0.0361        (0.0361)          0.00           1.00
9/30/99                         1.00         0.0294        (0.0294)          0.00           1.00
9/30/98                         1.00         0.0334        (0.0334)          0.00           1.00
9/30/97                         1.00         0.0340        (0.0340)          0.00           1.00

SERVICE CLASS
9/30/01                        $1.00        $0.0301       $(0.0301)         $0.00          $1.00
9/30/00                         1.00         0.0331        (0.0331)          0.00           1.00
9/30/99                         1.00         0.0264        (0.0264)          0.00           1.00
9/30/98                         1.00         0.0304        (0.0304)          0.00           1.00
9/30/97                         1.00         0.0310        (0.0310)          0.00           1.00

INVESTOR A CLASS
9/30/01                        $1.00        $0.0284       $(0.0284)         $0.00          $1.00
9/30/00                         1.00         0.0313        (0.0313)          0.00           1.00
9/30/99                         1.00         0.0246        (0.0246)          0.00           1.00
9/30/98                         1.00         0.0286        (0.0286)          0.00           1.00
9/30/97                         1.00         0.0292        (0.0292)          0.00           1.00

---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------

INSTITUTIONAL CLASS
9/30/01                        $1.00        $0.0299       $(0.0299)         $0.00          $1.00
9/30/00                         1.00         0.0354        (0.0354)          0.00           1.00
9/30/99                         1.00         0.0280        (0.0280)          0.00           1.00
9/30/98                         1.00         0.0322        (0.0322)          0.00           1.00
9/30/97                         1.00         0.0332        (0.0332)          0.00           1.00

SERVICE CLASS
9/30/01                        $1.00        $0.0269       $(0.0269)         $0.00          $1.00
9/30/00                         1.00         0.0324        (0.0324)          0.00           1.00
9/30/99                         1.00         0.0250        (0.0250)          0.00           1.00
9/30/98                         1.00         0.0292        (0.0292)          0.00           1.00
9/30/97                         1.00         0.0302        (0.0302)          0.00           1.00

INVESTOR A CLASS
9/30/01                        $1.00        $0.0252       $(0.0252)         $0.00          $1.00
9/30/00                         1.00         0.0304        (0.0304)          0.00           1.00
9/30/99                         1.00         0.0235        (0.0235)          0.00           1.00
9/30/98                         1.00         0.0276        (0.0276)          0.00           1.00
9/30/97                         1.00         0.0285        (0.0285)          0.00           1.00

                                                                                                                   RATIO OF NET
                                              NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                            ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                            END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                              RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
-----------------------------------------------

SERVICE CLASS
9/30/01                        2.87%          $ 519         0.60%             1.00%               2.80%              2.40%
9/30/00                        3.37             649         0.60              1.02                3.20               2.78
9/30/99                        2.61           1,639         0.60              1.00                2.57               2.17
9/30/98                        3.09          19,306         0.60              1.05                3.04               2.59
9/30/97                        3.08          23,704         0.60              1.05                3.04               2.59

INVESTOR A CLASS
9/30/01                        2.70%          $ 415         0.77%             1.17%               2.52%              2.12%
9/30/00                        3.20             358         0.77              1.19                3.15               2.73
9/30/99                        2.44             369         0.77              1.17                2.40               2.00
9/30/98                        2.92             245         0.76              1.21                2.88               2.43
9/30/97                        2.91             304         0.76              1.21                2.88               2.43

INVESTOR B CLASS
9/30/01                        2.05%            $ 6         1.37%             1.77%               2.02%              1.62%
1/12/00 1 through 9/30/00      1.86               6         1.37 2            1.79 2              2.61 2             2.19 2

-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------

INSTITUTIONAL CLASS
9/30/01                        3.36%      $  77,620         0.39%             0.71%               3.31%              2.98%
9/30/00                        3.67          52,095         0.39              0.71                3.60               3.28
9/30/99                        2.98          49,237         0.39              0.71                2.95               2.63
9/30/98                        3.39          48,614         0.36              0.72                3.36               3.00
9/30/97                        3.45          23,739         0.30              0.73                3.37               2.94

SERVICE CLASS
9/30/01                        3.05%      $  12,667         0.69%             1.01%               2.95%              2.63%
9/30/00                        3.36          10,284         0.69              1.01                3.29               2.97
9/30/99                        2.67          11,284         0.69              1.01                2.65               2.33
9/30/98                        3.08          58,077         0.67              1.03                3.04               2.68
9/30/97                        3.15          58,160         0.61              1.03                3.10               2.68

INVESTOR A CLASS
9/30/01                        2.88%      $  44,050         0.86%             1.18%               2.84%              2.51%
9/30/00                        3.18          41,010         0.87              1.19                3.13               2.81
9/30/99                        2.49          44,929         0.87              1.19                2.47               2.15
9/30/98                        2.90          15,904         0.85              1.21                2.86               2.50
9/30/97                        2.96          15,876         0.79              1.21                2.92               2.50

---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------

INSTITUTIONAL CLASS
9/30/01                        3.03%     $  459,885         0.42%             0.69%               2.97%              2.70%
9/30/00                        3.60         400,378         0.42              0.68                3.53               3.27
9/30/99                        2.84         376,402         0.42              0.70                2.80               2.52
9/30/98                        3.27         350,249         0.39              0.71                3.19               2.87
9/30/97                        3.37         229,164         0.30              0.70                3.31               2.91

SERVICE CLASS
9/30/01                        2.72%      $  75,431         0.72%             0.99%               2.73%              2.46%
9/30/00                        3.29          83,474         0.72              0.98                3.25               2.99
9/30/99                        2.53          76,173         0.72              1.00                2.50               2.22
9/30/98                        2.97          73,735         0.69              1.01                2.92               2.60
9/30/97                        3.06         234,472         0.61              1.01                3.01               2.61

INVESTOR A CLASS
9/30/01                        2.54%      $  75,332         0.89%             1.16%               2.46%              2.19%
9/30/00                        3.08          62,421         0.92              1.18                3.00               2.74
9/30/99                        2.37         135,341         0.88              1.16                2.34               2.06
9/30/98                        2.80         110,860         0.85              1.17                2.75               2.43
9/30/97                        2.89          98,218         0.77              1.17                2.85               2.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      42-43

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period


                               NET                                     DISTRIBUTIONS       NET
                              ASSET                    DISTRIBUTIONS     FROM NET         ASSET
                              VALUE          NET         FROM NET        REALIZED         VALUE
                            BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF
                            OF PERIOD      INCOME         INCOME           GAINS         PERIOD
-------------------------------------------------------------------------------------------------
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/01                        $1.00        $0.0323       $(0.0323)         $0.00          $1.00
9/30/00                         1.00         0.0367        (0.0367)          0.00           1.00
9/30/99                         1.00         0.0294        (0.0294)          0.00           1.00
9/30/98                         1.00         0.0338        (0.0338)          0.00           1.00
9/30/97                         1.00         0.0347        (0.0347)          0.00           1.00

SERVICE CLASS
9/30/01                        $1.00        $0.0293       $(0.0293)         $0.00          $1.00
9/30/00                         1.00         0.0337        (0.0337)          0.00           1.00
9/30/99                         1.00         0.0264        (0.0264)          0.00           1.00
9/30/98                         1.00         0.0308        (0.0308)          0.00           1.00
9/30/97                         1.00         0.0317        (0.0317)          0.00           1.00

INVESTOR A CLASS
9/30/01                        $1.00        $0.0276       $(0.0276)         $0.00          $1.00
9/30/008                        1.00         0.0288        (0.0288)          0.00           1.00
9/30/99                         1.00         0.0237        (0.0237)          0.00           1.00
9/30/98                         1.00         0.0280        (0.0280)          0.00           1.00
5/27/97 1 through 9/30/97       1.00         0.0102        (0.0102)          0.00           1.00

                                                                                                                   RATIO OF NET
                                              NET                       RATIO OF EXPENSES                       INVESTMENT INCOME
                                            ASSETS         RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                            END OF        EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                               TOTAL        PERIOD       AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                              RETURN         (000)          ASSETS          WAIVERS)             ASSETS             WAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
9/30/01                        3.28%      $  53,823         0.30%             0.73%               3.26%              2.83%
9/30/00                        3.73          61,561         0.30              0.74                3.65               3.21
9/30/99                        2.98          51,301         0.30              0.75                2.95               2.50
9/30/98                        3.43          77,812         0.30              0.77                3.37               2.90
9/30/97                        3.53          62,834         0.22              0.81                3.49               2.90

SERVICE CLASS
9/30/01                        2.97%          $ 611         0.60%             1.03%               2.94%              2.51%
9/30/00                        3.42             458         0.60              1.04                3.17               2.73
9/30/99                        2.68           2,786         0.60              1.05                2.65               2.20
9/30/98                        3.13           3,405         0.60              1.07                3.08               2.61
9/30/97                        3.22           5,244         0.48              1.07                3.12               2.53

INVESTOR A CLASS
9/30/01                        2.80%       $  3,008         0.77%             1.20%               2.72%              2.28%
9/30/008                       2.92           3,020         0.87              1.31                3.11               2.67
9/30/99                        2.40           1,261         0.87              1.32                2.38               1.93
9/30/98                        2.84             643         0.87              1.34                2.85               2.38
5/27/97 1 through 9/30/97      1.03           1,096         0.86 2            1.45 2              2.95 2             2.36 2




1  Commencement of operations of share class.
2  Annualized.
3  There were no Investor C shares outstanding as of September 30, 1999.
4  There were no Investor B shares outstanding as of September 30, 1997.
5  Reissuance of shares.
6 This class has opened, closed and then reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.
7 There were no Investor B shares outstanding as of September 30, 2000.

8 This class has closed and reopened during the fiscal year. The financial highlights are reflective of the cumulative periods that the class was opened.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      44-45

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS


     BLACKROCK FUNDS SM (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 42 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

           Portfolio                                       Share Classes
------------------------------------------------------------------------------------------------
                                     Institutional            Service          Hilliard Lyons
------------------------------------------------------------------------------------------------
                                  Contractual  Actual  Contractual  Actual  Contractual  Actual
                                     Fees     Fees (4)   Fees (1)  Fees (4)   Fees (2)  Fees (4)
------------------------------------------------------------------------------------------------
  Money Market                       None       None      0.30%     0.30%      0.50%     0.40%
------------------------------------------------------------------------------------------------
  U.S. Treasury Money Market         None       None      0.30%     0.30%       N/A       N/A
------------------------------------------------------------------------------------------------
  Municipal Money Market             None       None      0.30%     0.30%      0.50%     0.15%
------------------------------------------------------------------------------------------------
  New Jersey Municipal Money Market  None       None      0.30%     0.30%       N/A       N/A
------------------------------------------------------------------------------------------------
  North Carolina Municipal
    Money Market                     None       None      0.30%     0.30%       N/A       N/A
------------------------------------------------------------------------------------------------
  Ohio Municipal Money Market        None       None      0.30%     0.30%       N/A       N/A
------------------------------------------------------------------------------------------------
  Pennsylvania Municipal
    Money Market                     None       None      0.30%     0.30%       N/A       N/A
------------------------------------------------------------------------------------------------
  Virginia Municipal Money Market    None       None      0.30%     0.30%       N/A       N/A
------------------------------------------------------------------------------------------------


           Portfolio                                       Share Classes
---------------------------------------------------------------------------------------------------
                                         Investor A          Investor B           Investor C
---------------------------------------------------------------------------------------------------
                                     Contractual  Actual  Contractual  Actual  Contractual  Actual
                                       Fees (2)  Fees (4)   Fees (3)  Fees (4)   Fees (3)  Fees (4)
---------------------------------------------------------------------------------------------------
  Money Market                          0.50%     0.40%      1.15%     1.00%      1.15%     1.00%
---------------------------------------------------------------------------------------------------
  U.S. Treasury Money Market            0.50%     0.40%      1.15%      N/A       1.15%      N/A
---------------------------------------------------------------------------------------------------
  Municipal Money Market                0.50%     0.40%      1.15%      N/A       1.15%      N/A
---------------------------------------------------------------------------------------------------
  New Jersey Municipal Money Market     0.50%     0.40%      1.15%      N/A       1.15%      N/A
---------------------------------------------------------------------------------------------------
  North Carolina Municipal
    Money Market                        0.50%     0.40%      1.15%     1.00%      1.15%      N/A
---------------------------------------------------------------------------------------------------
  Ohio Municipal Money Market           0.50%     0.40%      1.15%      N/A       1.15%      N/A
---------------------------------------------------------------------------------------------------
  Pennsylvania Municipal
    Money Market                        0.50%     0.40%      1.15%      N/A       1.15%      N/A
---------------------------------------------------------------------------------------------------
  Virginia Municipal Money Market       0.50%     0.40%      1.15%      N/A       1.15%      N/A
---------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of September 30, 2001.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Hilliard Lyons, Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                                 BLACKROCK FUNDS

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and payable monthly at the following annual rates, based on each Portfolio's average daily net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     For the year ended September 30, 2001, advisory fees and waivers for each Portfolio were as follows:

                                                                          Gross                           Net
                                                                      Advisory Fee       Waiver       Advisory Fee
                                                                      ------------     ----------     ------------
     Money Market Portfolio .........................................  $15,381,046     $6,903,732      $8,477,314
     U.S. Treasury Money Market Portfolio ...........................    3,433,843      2,049,276       1,384,567
     Municipal Money Market Portfolio ...............................    3,092,360      1,885,727       1,206,633
     New Jersey Municipal Money Market Portfolio ....................      715,480        491,910         223,570
     North Carolina Municipal Money Market Portfolio ................      471,913        419,192          52,721
     Ohio Municipal Money Market Portfolio ..........................      563,872        403,930         159,942
     Pennsylvania Municipal Money Market Portfolio ..................    2,942,620      1,755,381       1,187,239
     Virginia Municipal Money Market Portfolio ......................      270,105        257,990          12,115

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into a series of annual expense limitation agreements beginning February 1, 1999. The agreements set a limit on certain of the operating expenses of each Portfolio for the next year and require BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     At September 30, 2001, the expense limits as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

     Money Market Portfolio ............................. .310%   $17,756,495
     U.S. Treasury Money Market Portfolio ............... .295%     6,021,946
     Municipal Money Market Portfolio ................... .295%     4,243,622
     New Jersey Municipal Money Market Portfolio . ...... .265%     1,305,394
     North Carolina Municipal Money Market Portfolio .... .195%     1,569,822
     Ohio Municipal Money Market Portfolio. ............. .265%       988,053
     Pennsylvania Municipal Money Market Portfolio ...... .295%     4,640,929
     Virginia Municipal Money Market Portfolio .......... .205%       688,155

                                 BLACKROCK FUNDS

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc., and BlackRock act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes is charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million and .075% of assets in excess of $1 billion. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     For the year ended September 30, 2001, administration fees and waivers for each Portfolio were as follows:

                                                                          Gross                             Net
                                                                     Administration                   Administration
                                                                           Fee             Waiver           Fee
                                                                     ---------------       ------     --------------
     Money Market Portfolio ......................................      $5,752,420        $    --       $5,752,420
     U.S. Treasury Money Market Portfolio ........................       1,320,921             --        1,320,921
     Municipal Money Market Portfolio ............................       1,199,505         22,099        1,177,406
     New Jersey Municipal Money Market Portfolio .................         286,192             --          286,192
     North Carolina Municipal Money Market Portfolio .............         188,765             --          188,765
     Ohio Municipal Money Market Portfolio .......................         225,549             --          225,549
     Pennsylvania Municipal Money Market Portfolio ...............       1,146,261             --        1,146,261
     Virginia Municipal Money Market Portfolio ...................         108,042             --          108,042

     PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BlackRock Distributors, Inc., an indirect subsidiary of The PNC Financial Services Group, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

                                 BLACKROCK FUNDS

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                        Money Market Portfolio
                                                   ------------------------------------
                                                   For the Year          For the Year
                                                       Ended                 Ended
                                                      9/30/01               9/30/00
                                                   ---------------      ---------------
Shares sold:
     Institutional Class ........................  $ 3,128,702,125      $ 2,296,289,567
     Service Class ..............................    2,029,022,261        1,933,270,482
     Hilliard Lyons Class .......................      119,845,768          310,611,414
     Investor A Class ...........................    2,352,780,335        2,035,200,977
     Investor B Class ...........................       29,717,934           23,042,050
     Investor C Class ...........................      117,078,110           45,001,450
Shares issued in reinvestment of dividends:
     Institutional Class ........................          386,929              176,008
     Service Class ..............................        4,751,329            6,399,150
     Hilliard Lyons Class .......................        7,804,565            7,490,048
     Investor A Class ...........................       21,982,147           23,731,921
     Investor B Class ...........................          326,600              206,446
     Investor C Class ...........................          205,802              118,882
Shares redeemed:
     Institutional Class ........................   (2,852,824,599)      (2,141,109,855)
     Service Class ..............................   (1,810,226,651)      (2,058,079,957)
     Hilliard Lyons Class .......................     (118,872,060)        (163,818,693)
     Investor A Class ...........................   (2,248,977,242)      (2,139,754,807)
     Investor B Class ...........................      (20,562,461)         (22,290,912)
     Investor C Class ...........................     (111,988,327)         (45,254,287)
                                                   ---------------      ---------------
Net increase ....................................  $   649,152,565      $   111,229,884
                                                   ===============      ===============

                                                         U.S. Treasury Money
                                                           Market Portfolio
                                                   ------------------------------------
                                                    For the Year          For the Year
                                                        Ended                 Ended
                                                       9/30/01               9/30/00
                                                   ---------------      ---------------
Shares sold:
     Institutional Class ........................  $   722,284,418      $   841,808,252
     Service Class ..............................    1,569,846,521        1,712,508,240
     Investor A Class ...........................      118,844,220          139,928,033
     Investor B Class ...........................               --                1,012
Shares issued in reinvestment of dividends:
     Institutional Class ........................           11,748                5,531
     Service Class ..............................          375,505              813,277
     Investor A Class ...........................        1,536,706            1,960,482
     Investor B Class ...........................               --                    2
Shares redeemed:
     Institutional Class ........................     (659,360,839)        (849,414,384)
     Service Class ..............................   (1,584,403,763)      (1,825,113,299)
     Investor A Class ...........................     (117,008,816)        (155,304,536)
     Investor B Class ...........................               --               (1,014)
                                                   ---------------      ---------------
Net increase (decrease) .........................  $    52,125,700      $  (132,808,404)
                                                   ===============      ===============

                                 BLACKROCK FUNDS

                                                             Municipal Money
                                                            Market Portfolio
                                                     -----------------------------------
                                                      For the Year          For the Year
                                                         Ended                 Ended
                                                        9/30/01               9/30/00
                                                     -------------         -------------
Shares sold:
     Institutional Class ..........................  $ 878,517,058         $ 828,666,804
     Service Class ................................    385,470,275           517,496,953
     Hilliard Lyons Class .........................     97,099,429           213,461,925
     Investor A Class .............................     18,323,662            15,408,590
Shares issued in reinvestment of dividends:
     Institutional Class ..........................             75                   381
     Service Class ................................        445,114               588,530
     Hilliard Lyons Class .........................      3,224,540             2,681,240
     Investor A Class .............................        230,662               167,143
Shares redeemed:
     Institutional Class ..........................   (701,774,425)         (752,629,741)
     Service Class ................................   (360,321,942)         (556,535,149)
     Hilliard Lyons Class .........................   (104,390,569)         (110,567,550)
     Investor A Class .............................    (16,937,871)          (12,884,646)
                                                     -------------         -------------
Net increase ......................................  $ 199,886,008         $ 145,854,480
                                                     =============         =============

                                                          New Jersey Municipal
                                                         Money Market Portfolio
                                                     ---------------------------------
                                                     For the Year         For the Year
                                                        Ended                Ended
                                                       9/30/01              9/30/00
                                                     -------------        -------------
Shares sold:
     Institutional Class ..........................  $182,391,550         $ 164,362,596
     Service Class ................................    65,805,887            67,427,580
     Investor A Class .............................    36,295,142           123,914,485
     Investor B Class .............................            --                    --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................        89,240               129,584
     Service Class ................................        95,834                96,752
     Investor A Class .............................       332,623               717,488
     Investor B Class .............................            --                    --
Shares redeemed:
     Institutional Class ..........................  (167,553,450)         (161,982,341)
     Service Class ................................   (60,782,323)          (49,468,111)
     Investor A Class .............................   (26,632,738)         (140,580,692)
     Investor B Class .............................            --                   (52)
                                                     -------------        -------------
Net increase ......................................  $ 30,041,765         $   4,617,289
                                                     ============         =============

                                 BLACKROCK FUNDS

                                                           North Carolina Municipal
                                                            Money Market Portfolio
                                                       ----------------------------------
                                                       For the Year         For the Year
                                                          Ended                Ended
                                                         9/30/01              9/30/00
                                                       -------------        -------------
Shares sold:
     Institutional Class ............................  $ 233,981,939        $ 261,497,339
     Service Class ..................................     20,482,612           20,336,577
     Investor A Class ...............................      4,526,651               50,920
     Investor B Class ...............................             --                5,455
Shares issued in reinvestment of dividends:
     Institutional Class ............................             --                9,652
     Service Class ..................................         13,433               31,378
     Investor A Class ...............................          9,954               11,527
     Investor B Class ...............................            121                   73
Shares redeemed:
     Institutional Class ............................   (220,998,430)        (337,408,508)
     Service Class ..................................    (20,625,178)         (21,358,303)
     Investor A Class ...............................     (4,479,693)             (73,446)
     Investor B Class ...............................             --                   --
                                                       -------------        -------------
Net increase (decrease) .............................  $  12,911,409        $ (76,897,336)
                                                       =============        =============

                                                               Ohio Municipal
                                                           Money Market Portfolio
                                                       ----------------------------------
                                                       For the Year         For the Year
                                                          Ended                Ended
                                                         9/30/01              9/30/00
                                                       -------------        -------------
Shares sold:
     Institutional Class ............................. $ 144,365,331       $  186,087,327
     Service Class ...................................    79,355,060           50,131,098
     Investor A Class ................................    80,469,006           69,205,472
Shares issued in reinvestment of dividends:
     Institutional Class .............................         2,872                5,227
     Service Class ...................................        25,330               23,905
     Investor A Class ................................     1,383,964            1,312,217
Shares redeemed:
     Institutional Class .............................  (118,837,215)        (183,236,554)
     Service Class ...................................   (77,014,767)         (51,155,476)
     Investor A Class ................................   (78,807,807)         (74,436,995)
                                                       -------------        -------------
Net increase (decrease) .............................. $  30,941,774        $  (2,063,779)
                                                       =============        =============

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


                                                            Pennsylvania Municipal
                                                            Money Market Portfolio
                                                        ----------------------------------
                                                        For the Year         For the Year
                                                           Ended                Ended
                                                          9/30/01              9/30/00
                                                        -------------        -------------
Shares sold:
     Institutional Class .............................  $ 907,029,837        $ 900,671,407
     Service Class ...................................    248,658,677          205,202,286
     Investor A Class ................................    125,910,556          405,904,749
Shares issued in reinvestment of dividends:
     Institutional Class .............................        158,095              193,590
     Service Class ...................................        667,275              922,564
     Investor A Class ................................      1,962,002            3,935,575
Shares redeemed:
     Institutional Class .............................   (847,680,734)        (876,877,121)
     Service Class ...................................   (257,369,091)        (198,822,299)
     Investor A Class ................................   (114,962,346)        (482,755,805)
                                                        -------------        -------------
Net increase (decrease) ..............................  $  64,374,271        $ (41,625,054)
                                                        =============        =============

                                                              Virginia Municipal
                                                            Money Market Portfolio
                                                        ----------------------------------
                                                        For the Year          For the Year
                                                           Ended                Ended
                                                          9/30/01              9/30/00
                                                        -------------        -------------
Shares sold:
     Institutional Class                                $ 120,310,174        $ 120,608,798
     Service Class                                          3,296,014            6,903,032
     Investor A Class                                       6,400,162            4,545,805
Shares issued in reinvestment of dividends:
     Institutional Class                                           --                1,079
     Service Class                                             17,767               63,045
     Investor A Class                                              --               28,995
Shares redeemed:
     Institutional Class                                 (128,047,780)        (110,350,460)
     Service Class                                         (3,161,540)          (9,293,957)
     Investor A Class                                      (6,411,587)          (2,815,805)
                                                        -------------        -------------
Net increase (decrease)                                 $  (7,596,790)       $   9,690,532
                                                        =============        =============

     On September 30, 2001, one shareholder held approximately 22% of the outstanding shares of the U. S. Treasury Money Market Portfolio, one shareholder held approximately 12% of the outstanding shares of the New Jersey Municipal Money Market Portfolio, two shareholders held approximately 82% of the outstanding shares of the North Carolina Municipal Money Market Portfolio, one shareholder held approximately 11% of the outstanding shares of the Ohio Municipal Money Market Portfolio and one shareholder held approximately 64% of the outstanding shares of the Virginia Municipal Money Market Portfolio. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

                                 BLACKROCK FUNDS

(D) AT SEPTEMBER 30, 2001, NET ASSETS CONSISTED OF:

                                                                         U.S.                              New Jersey
                                                                       Treasury           Municipal        Municipal
                                                Money Market         Money Market       Money Market      Money Market
                                                  Portfolio            Portfolio          Portfolio         Portfolio
                                               --------------        ------------       ------------      ------------
Capital paid-in .............................. $4,080,920,431        $813,495,258       $740,021,399      $173,723,083
Accumulated net realized gain (loss) on
   investment transactions ...................       (109,923)             12,933            (48,741)           (3,113)
                                               --------------        ------------       ------------      ------------
                                               $4,080,810,508        $813,508,191       $739,972,658      $173,719,970
                                               ==============        ============       ============      ============

                                                  North
                                                 Carolina               Ohio            Pennsylvania        Virginia
                                                 Municipal            Municipal          Municipal         Municipal
                                                Money Market         Money Market       Money Market      Money Market
                                                 Portfolio            Portfolio          Portfolio         Portfolio
                                                ------------         ------------       ------------      ------------
Capital paid-in ............................... $116,080,016         $134,363,105       $610,675,248       $57,442,804
Accumulated net realized loss on
   investment transactions ....................         (905)             (25,937)           (27,498)             (832)
                                                ------------         ------------       ------------       -----------
                                                $116,079,111         $134,337,168       $610,647,750       $57,441,972
                                                ============         ============       ============       ===========

(E) CAPITAL LOSS CARRYOVER

     At September 30, 2001, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                             Capital Loss           Year Of
                                                             Carryforward         Expiration
                                                             ------------         ----------
     Money Market Portfolio:                                     $23,015              2007
                                                                  44,610              2008
                                                                 106,537              2009

     U. S. Treasury Money Market Portfolio:                        4,849              2008
                                                                  16,898              2009

     Municipal Money Market Portfolio:                            19,387              2002
                                                                  12,355              2003
                                                                   1,471              2006
                                                                  15,528              2009

     New Jersey Municipal Money Market Portfolio:                    340              2002
                                                                   1,288              2006
                                                                   1,485              2008

     North Carolina Municipal Money Market Portfolio:                121              2003
                                                                     784              2008

     Ohio Municipal Money Market Portfolio:                        3,203              2006
                                                                  16,541              2007
                                                                   6,193              2008

     Pennsylvania Municipal Money Market Portfolio:                  191              2002
                                                                   1,329              2003
                                                                   3,233              2004
                                                                   1,626              2005
                                                                   3,403              2006
                                                                  17,716              2009

     Virginia Municipal Money Market Portfolio:                      171              2003
                                                                     401              2007

     At September 30, 2001, deferred post-October losses for the U.S. Treasury Money Market Portfolio were $11,911 and for the Virginia Municipal Money Market Portfolio were $260.

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF BLACKROCK FUNDS:

In our opinion, the accompanying statements of net assets of the Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios and the statement of assets and liabilities, including the schedule of investments, of the U.S. Treasury Money Market Portfolio (constituting the money market portfolios of BlackRock Funds, hereafter referred to as the "Fund") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, U.S. Treasury Money Market, Municipal Money Market, New Jersey Municipal Money Market, North Carolina Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market and Virginia Municipal Money Market Portfolios at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 19, 2001

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Sub-Adviser
   BlackRock Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19153

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Distributor
   BlackRock Distributors, Inc.
   King of Prussia, Pennsylvania 19406

Co-Administrator
   BlackRock Advisors, Inc.
   Wilmington, Delaware 19809

Counsel
   Simpson, Thatcher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103


To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM


BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $24 BILLION IN 42 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME,

INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)


STOCK PORTFOLIOS
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         Micro-Cap Equity
         Global Science & Technology
         Global Communications
         European Equity
         International Equity
         International Small Cap Equity
         Asia Pacific Equity
         International Emerging Markets
         Select Equity
         Core Equity
         Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
         Balanced

BOND PORTFOLIOS
---------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Government Income
         GNMA
         Managed Income
         Core Bond Total Return
         Core PLUS Total Return
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income
         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market
         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 42 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[graphic omitted]
BLACKROCK
FUNDS
Pure Investment Style(R)


P.O. Box 8907
Wilmington, DE 19899







Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
                                                                   AR 9/30/01 MM